UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

Growth Leaders Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Value Opportunities Fund

For the six-month period ended April 30, 2013

Table of Contents

1		A Letter from Lord Abbett

2		Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

10		Alpha Strategy Fund

11		Fundamental Equity Fund

14		Growth Leaders Fund

17		International Core Equity Fund

23		International Dividend Income Fund

31		International Opportunities Fund

38		Value Opportunities Fund

42		Statements of Assets and Liabilities

46		Statements of Operations

48		Statements of Changes in Net Assets

53		Financial Highlights

10	5	Notes to Financial Statements

13	0	Supplemental Information to Shareholders

Lord Abbett Securities Trust
Semiannual Report
For the six-month period ended April 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Securities Trust for the six-month period ended April 30, 2013. For additional information about the Trust, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 through April 30, 2013).

Actual Expenses

          For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/12 – 4/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,158.20	$1.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.56	$1.25
Class B
Actual	$1,000.00	$1,153.70	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.01
Class C
Actual	$1,000.00	$1,153.90	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$5.01
Class F
Actual	$1,000.00	$1,158.80	$0.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,159.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,156.20	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class R3
Actual	$1,000.00	$1,156.70	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.51

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation
April 30, 2013

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	20.03%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.21%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.00%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	9.88%
Lord Abbett Equity Trust – Small-Cap Blend Fund – Class I	9.87%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.98%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.03%
100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,181.00	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$5.36
Class B
Actual	$1,000.00	$1,177.90	$9.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.25	$8.60
Class C
Actual	$1,000.00	$1,177.90	$9.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.26	$8.60
Class F
Actual	$1,000.00	$1,183.20	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.11
Class I
Actual	$1,000.00	$1,184.40	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.20	$3.61
Class P
Actual	$1,000.00	$1,181.60	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.97	$5.86
Class R2
Actual	$1,000.00	$1,180.00	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.23	$6.61
Class R3
Actual	$1,000.00	$1,180.60	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.11

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.07% for Class A, 1.72% for Classes B and C, 0.82% for Class F, 0.72% for Class I, 1.17% for Class P, 1.32% for Class R2 and 1.22% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	14.10%
Consumer Staples	6.56%
Energy	8.80%
Financials	24.73%
Health Care	18.29%
Industrials	6.10%

Sector*	%**
Information Technology	7.31%
Materials	3.11%
Telecommunication Services	4.86%
Utilities	6.03%
Short-Term Investment	0.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

Growth Leaders Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,154.50	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.26
Class B
Actual	$1,000.00	$1,051.30	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.28
Class C
Actual	$1,000.00	$1,150.20	$7.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.46	$7.40
Class F
Actual	$1,000.00	$1,156.20	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.01
Class I
Actual	$1,000.00	$1,156.50	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51
Class R2
Actual	$1,000.00	$1,156.40	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.41
Class R3
Actual	$1,000.00	$1,154.10	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$4.96

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.50% for Class B, 1.48% for Class C, 0.60% for Class F, 0.50% for Class I, 0.48% for Class R2 and 0.99% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for A, C, F, I, R2 and R3) and 79/365 (to reflect the period from February 11, 2013 to April 30, 2013 for Class B).

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	22.10%
Consumer Staples	7.95%
Energy	3.20%
Financials	6.68%
Health Care	13.97%
Industrials	13.38%

Sector*	%**
Information Technology	26.66%
Materials	1.69%
Telecommunication Services	3.07%
Short-Term Investment	1.30%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

International Core Equity Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,146.10	$5.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.61
Class B
Actual	$1,000.00	$1,142.50	$9.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class C
Actual	$1,000.00	$1,143.30	$9.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.13	$8.75
Class F
Actual	$1,000.00	$1,148.00	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class I
Actual	$1,000.00	$1,147.60	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class P
Actual	$1,000.00	$1,146.00	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.11
Class R2
Actual	$1,000.00	$1,144.40	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$6.85
Class R3
Actual	$1,000.00	$1,145.60	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.54	$6.31

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Class B, 1.75% for Class C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.37% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	14.08%
Consumer Staples	9.80%
Energy	4.55%
Financials	22.78%
Health Care	9.26%
Industrials	11.93%

Sector*	%**
Information Technology	8.34%
Materials	3.64%
Telecommunication Services	4.96%
Utilities	4.61%
Short-Term Investment	6.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

International Dividend Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,144.20	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.61
Class C
Actual	$1,000.00	$1,140.60	$9.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$8.80
Class F
Actual	$1,000.00	$1,145.40	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.36
Class I
Actual	$1,000.00	$1,145.50	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class R2
Actual	$1,000.00	$1,141.60	$7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$6.85
Class R3
Actual	$1,000.00	$1,143.50	$6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.36

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.76% for Class C, 0.87% for Class F, 0.77% for Class I, 1.37% for Class R2 and 1.27% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	12.09%
Consumer Staples	9.60%
Energy	6.91%
Financials	22.92%
Health Care	5.80%
Industrials	8.99%

Sector*	%**
Information Technology	4.07%
Materials	3.45%
Telecommunication Services	13.38%
Utilities	11.00%
Short-Term Investment	1.79%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

International Opportunities Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,178.80	$8.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.47	$7.40
Class B
Actual	$1,000.00	$1,173.90	$11.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.26	$10.59
Class C
Actual	$1,000.00	$1,174.20	$11.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.38	$10.49
Class F
Actual	$1,000.00	$1,179.80	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class I
Actual	$1,000.00	$1,180.80	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.66
Class P
Actual	$1,000.00	$1,177.70	$8.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.97	$7.90
Class R2
Actual	$1,000.00	$1,176.70	$9.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.24	$8.65
Class R3
Actual	$1,000.00	$1,177.40	$8.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.76	$8.10

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.48% for Class A, 2.12% for Class B, 2.10% for Class C, 1.21% for Class F, 1.13% for Class I, 1.58% for Class P, 1.73% for Class R2 and 1.62% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	24.59%
Consumer Staples	9.16%
Energy	4.68%
Financials	22.18%
Health Care	4.79%
Industrials	15.82%

Sector*	%**
Information Technology	8.09%
Materials	6.18%
Telecommunication Services	0.96%
Utilities	3.16%
Short-Term Investment	0.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

Value Opportunities Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,181.40	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.36	$6.51
Class B
Actual	$1,000.00	$1,178.20	$10.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.14	$9.74
Class C
Actual	$1,000.00	$1,178.20	$10.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.14	$9.74
Class F
Actual	$1,000.00	$1,183.60	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class I
Actual	$1,000.00	$1,184.20	$5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.76
Class P
Actual	$1,000.00	$1,181.80	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.86	$7.00
Class R2
Actual	$1,000.00	$1,180.50	$8.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.12	$7.75
Class R3
Actual	$1,000.00	$1,180.70	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.62	$7.25

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.05% for Class F, 0.95% for Class I, 1.40% for Class P, 1.55% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	10.46%
Consumer Staples	4.15%
Energy	5.25%
Financial	27.51%
Health Care	7.31%
Industrials	12.00%

Sector*	%**
Information Technology	14.95%
Materials	10.52%
Utilities	5.46%
Short-Term Investments	2.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

Schedule of Investments (unaudited)
ALPHA STRATEGY FUND April 30, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.02%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	7,789,688	$188,511
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	12,211,961	190,262
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,360,351	94,128
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I(c)	3,017,489	93,029
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I(d)	5,058,608	92,927
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	4,900,292	188,024
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	4,912,736	94,423

Total Investments in Underlying Funds (cost $728,320,762)		941,304

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $950,000 of U.S. Treasury Note at 1.25% due 4/15/2014; value: $960,654; proceeds: $937,465 (cost $937,465)	$937	$937

Total Investments in Securities 100.12% (cost $729,258,227)		942,241

Liabilities in Excess of Other Assets (0.12)%		(1,176)

Net Assets 100.00%		$941,065

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)
FUNDAMENTAL EQUITY FUND April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 100.80%

Aerospace & Defense 1.25%
United Technologies Corp.	698,300	$63,748

Beverages 1.01%
Coca-Cola Co. (The)	1,220,900	51,681

Biotechnology 3.88%
Celgene Corp.*	599,900	70,830
Incyte Corp.*	1,491,500	33,037
Onyx Pharmaceuticals, Inc.*	739,200	70,076
Sarepta Therapeutics, Inc.*	833,300	24,199

Total		198,142

Capital Markets 3.65%
Affiliated Managers
Group, Inc.*	333,600	51,935
Artisan Partners Asset Management, Inc.*	459,394	17,135
Franklin Resources, Inc.	299,800	46,367
Raymond James Financial, Inc.	1,395,100	57,785
TD Ameritrade Holding Corp.	668,800	13,316

Total		186,538

Chemicals 0.94%
Axiall Corp.	537,600	28,197
Celanese Corp. Series A	397,500	19,641

Total		47,838

Commercial Banks 5.23%
Fifth Third Bancorp	2,342,300	39,889
First Republic Bank	663,000	25,181
PNC Financial Services Group, Inc. (The)	477,000	32,379
Signature Bank*	315,000	22,557
SunTrust Banks, Inc.	1,649,651	48,252
U.S. Bancorp	842,390	28,035
Wells Fargo & Co.	1,870,900	71,057

Total		267,350

Investments	Shares	Fair Value (000)

Communications Equipment 0.12%
QUALCOMM, Inc.	100,100	$6,168

Computers & Peripherals 1.22%
NCR Corp.*	2,293,000	62,530

Construction & Engineering 1.91%
Jacobs Engineering
Group, Inc.*	877,300	44,286
URS Corp.	1,210,000	53,143

Total		97,429

Consumer Finance 1.89%
Capital One Financial
Corp.	1,674,500	96,753

Containers & Packaging 0.60%
Berry Plastics Group, Inc.*	1,625,600	30,886

Diversified Financial Services 5.84%
Citigroup, Inc.	2,970,500	138,603
IntercontinentalExchange, Inc.*	162,700	26,509
JPMorgan Chase & Co.	2,720,500	133,332

Total		298,444

Diversified Telecommunication Services 4.91%
AT&T, Inc.	3,085,200	115,572
Verizon Communications, Inc.	2,508,700	135,244

Total		250,816

Electric: Utilities 3.80%
Duke Energy Corp.	936,700	70,440
Edison International	738,916	39,754
NextEra Energy, Inc.	650,500	53,360
Xcel Energy, Inc.	970,000	30,836

Total		194,390

Electrical Equipment 1.21%
Eaton Corp. plc (Ireland)(a)	1,004,600	61,692

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
FUNDAMENTAL EQUITY FUND April 30, 2013

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 1.78%
Anixter International, Inc.	784,900	$56,309
Arrow Electronics, Inc.*	881,100	34,565

Total		90,874

Energy Equipment & Services 0.46%
Schlumberger Ltd.	318,100	23,676

Food & Staples Retailing 0.57%
CVS Caremark Corp.	500,000	29,090

Food Products 3.54%
Archer Daniels Midland Co.	797,300	27,061
Kraft Foods Group, Inc.	1,463,300	75,345

Mondelez International, Inc. Class A	2,495,100	78,471

Total		180,877

Health Care Providers & Services 8.32%
CIGNA Corp.	1,014,600	67,136
Community Health Systems, Inc.	1,150,700	52,437
DaVita HealthCare Partners, Inc.*	385,000	45,680
Express Scripts Holding Co.*	1,521,600	90,337
Humana, Inc.	831,000	61,586
Laboratory Corp. of America Holdings*	726,800	67,854
Team Health Holdings, Inc.*	1,082,200	40,345

Total		425,375

Hotels, Restaurants & Leisure 0.98%
Darden Restaurants, Inc.	967,680	49,961

Household Products 1.50%
Kimberly-Clark Corp.	743,400	76,711

Information Technology Services 1.47%
Alliance Data Systems Corp.* 436,900		75,046

Investments	Shares	Fair Value (000)

Insurance 6.93%
ACE Ltd. (Switzerland)(a)	800,900	$71,392
Allstate Corp. (The)	1,213,800	59,792
Berkshire Hathaway, Inc. Class B*	500,620	53,226
Hartford Financial Services Group, Inc.	1,861,700	52,295
Marsh & McLennan Cos., Inc.	940,500	35,749
Travelers Cos., Inc. (The)	956,413	81,687

Total		354,141

Internet Software & Services 1.12%
eBay, Inc.*	1,095,300	57,383

Life Sciences Tools & Services 2.32%
Life Technologies Corp.*	413,059	30,439
Thermo Fisher Scientific, Inc.	1,095,900	88,417

Total		118,856

Media 5.90%
Comcast Corp. Class A	1,673,800	69,128
Interpublic Group of Cos., Inc. (The)	3,632,300	50,271
Starz - Liberty Capital*	2,003,514	46,842
Time Warner, Inc.	1,398,000	83,573
Walt Disney Co. (The)	826,500	51,937

Total		301,751

Metals & Mining 1.01%
Reliance Steel & Aluminum Co.	792,600	51,574

Multi-Line Retail 2.46%
Macy’s, Inc.	1,530,300	68,252
Target Corp.	812,900	57,358

Total		125,610

Multi-Utilities 2.28%
Dominion Resources, Inc.	841,860	51,926
PG&E Corp.	817,200	39,585
Sempra Energy	304,200	25,203

Total		116,714

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
FUNDAMENTAL EQUITY FUND April 30, 2013

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 8.42%
Anadarko Petroleum Corp.	850,700	$72,105
Chevron Corp.	438,500	53,501
Exxon Mobil Corp.	1,159,200	103,157
Noble Energy, Inc.	150,300	17,028
Occidental Petroleum Corp.	933,200	83,298
Range Resources Corp.	221,052	16,252
Valero Energy Corp.	2,109,500	85,055

Total		430,396

Paper & Forest Products 0.59%
International Paper Co.	637,100	29,931

Pharmaceuticals 3.93%
Actavis, Inc.*	1,010,400	106,829
Eli Lilly & Co.	1,213,500	67,204
Teva Pharmaceutical Industries Ltd. ADR	706,127	27,038

Total		201,071

Professional Services 0.58%
Robert Half International, Inc.	901,700	29,594

Real Estate Investment Trusts 0.83%
Ventas, Inc.	530,400	42,236

Real Estate Management & Development 0.59%
Jones Lang LaSalle, Inc.	304,800	30,181

Road & Rail 1.21%
Hertz Global Holdings, Inc.*	2,573,100	61,960

Semiconductors & Semiconductor Equipment 1.66%
Broadcom Corp. Class A	1,314,200	47,311
Xilinx, Inc.	988,600	37,478

Total		84,789

Investments	Shares	Fair Value (000)

Specialty Retail 4.38%
Bed Bath & Beyond, Inc.*	938,926	$64,598
Foot Locker, Inc.	1,127,367	39,311
GNC Holdings, Inc. Class A	1,437,600	65,167
Home Depot, Inc. (The)	746,300	54,741

Total		223,817

Textiles, Apparel & Luxury Goods 0.51%
VF Corp.	147,100	26,216

Total Common Stocks (cost $4,134,737,113)		5,152,235

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $5,590,000 of U.S. Treasury Bill at 0.149% due 4/3/2014; value: $5,581,615; proceeds: $5,470,245 (cost $5,470,243)	$5,470	5,470

Total Investments in Securities 100.91% (cost $4,140,207,356)		5,157,705

Liabilities in Excess of Other Assets (0.91)%		(46,585)

Net Assets 100.00%		$5,111,120

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)
GROWTH LEADERS FUND April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.13%

Aerospace & Defense 4.50%
B/E Aerospace, Inc.*	31,235	$1,960
Boeing Co. (The)	33,191	3,034
Honeywell International, Inc.	28,060	2,063
United Technologies Corp.	9,580	875

Total		7,932

Airlines 2.33%
Delta Air Lines, Inc.*	121,911	2,090
United Continental Holdings, Inc.*	62,365	2,014

Total		4,104

Automobiles 0.85%
Tesla Motors, Inc.*	27,598	1,490

Beverages 2.78%
Coca-Cola Co. (The)	52,586	2,226
PepsiCo, Inc.	32,369	2,669

Total		4,895

Biotechnology 7.37%
Biogen Idec, Inc.*	11,451	2,507
BioMarin Pharmaceutical, Inc.*	16,040	1,052
Celgene Corp.*	16,497	1,948
Gilead Sciences, Inc.*	63,749	3,228
Onyx Pharmaceuticals, Inc.*	13,489	1,279
Regeneron Pharmaceuticals, Inc.*	10,768	2,317
Sarepta Therapeutics, Inc.*	22,487	653

Total		12,984

Capital Markets 4.17%
Affiliated Managers Group, Inc.*	6,733	1,048
BlackRock, Inc.	8,107	2,161
Charles Schwab Corp. (The)	52,252	886
Financial Engines, Inc.	38,464	1,399
Franklin Resources, Inc.	11,934	1,846

Total		7,340

Investments	Shares	Fair Value (000)

Chemicals 1.68%
Monsanto Co.	27,694	$2,958

Communications Equipment 1.00%
Palo Alto Networks, Inc.*	16,130	872
QUALCOMM, Inc.	14,326	883

Total		1,755

Computers & Peripherals 0.94%
SanDisk Corp.*	31,536	1,654

Consumer Finance 1.30%
American Express Co.	33,395	2,285

Diversified Consumer Services 0.58%
LifeLock, Inc.*	114,323	1,029

Diversified Financial Services 1.18%
IntercontinentalExchange, Inc.*	12,744	2,076

Diversified Telecommunication Services 3.05%
Verizon Communications, Inc.	99,602	5,370

Electronic Equipment, Instruments & Components 0.50%
Trimble Navigation Ltd.*	30,486	876

Energy Equipment & Services 1.54%
FMC Technologies, Inc.*	24,499	1,330
Oceaneering International, Inc.	19,619	1,377

Total		2,707

Food & Staples Retailing 2.48%
Costco Wholesale Corp.	21,314	2,311
CVS Caremark Corp.	35,500	2,065

Total		4,376

Food Products 1.02%
Green Mountain Coffee Roasters, Inc.*	31,371	1,801

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
GROWTH LEADERS FUND April 30, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 1.69%
UnitedHealth Group, Inc.	27,397	$1,642
Universal Health Services, Inc. Class B	20,079	1,337

Total		2,979

Hotels, Restaurants & Leisure 4.98%
Chipotle Mexican Grill, Inc.*	5,581	2,027
Dunkin’ Brands Group, Inc.	44,888	1,742
Las Vegas Sands Corp.	15,576	876
Panera Bread Co. Class A*	7,836	1,389
Starbucks Corp.	45,144	2,747

Total		8,781

Household Durables 0.77%
SodaStream International Ltd. (Israel)*(a)	25,241	1,359

Household Products 1.61%
Colgate-Palmolive Co.	23,806	2,843

Information Technology Services 0.99%
Visa, Inc. Class A	10,342	1,742

Internet & Catalog Retail 2.17%
Amazon.com, Inc.*	1,790	454
Netflix, Inc.*	5,292	1,143
Shutterfly, Inc.*	19,711	878
TripAdvisor, Inc.*	25,779	1,356

Total		3,831

Internet Software & Services 13.69%
Angie’s List, Inc.*	31,225	757
CoStar Group, Inc.*	13,592	1,473
eBay, Inc.*	16,437	861
Facebook, Inc. Class A*	204,233	5,669
Google, Inc. Class A*	8,667	7,147
LinkedIn Corp. Class A*	34,221	6,574
MercadoLibre, Inc. (Argentina)(a)	6,919	696
Zillow, Inc.*	15,848	932

Total		24,109

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 0.86%
Illumina, Inc.*	23,394	$1,513

Machinery 1.02%
Chart Industries, Inc.*	10,513	892
Proto Labs, Inc.*	17,602	899

Total		1,791

Media 5.43%
Comcast Corp. Class A	69,413	2,867
DIRECTV*	30,402	1,720
Time Warner, Inc.	36,147	2,161
Walt Disney Co. (The)	44,741	2,811

Total		9,559

Multi-Line Retail 1.00%
Target Corp.	25,050	1,768

Oil, Gas & Consumable Fuels 1.64%
Cobalt International Energy, Inc.*	33,303	930
Continental Resources, Inc.*	11,465	916
Range Resources Corp.	14,221	1,046

Total		2,892

Pharmaceuticals 3.97%
Allergan, Inc.	21,411	2,431
Bristol-Myers Squibb Co.	31,951	1,269
Eli Lilly & Co.	35,256	1,952
Valeant Pharmaceuticals International, Inc. (Canada)*(a)	17,648	1,343

Total		6,995

Professional Services 1.58%
Robert Half International, Inc.	26,276	862
Verisk Analytics, Inc. Class A*	31,231	1,914

Total		2,776

Road & Rail 2.04%
Hertz Global Holdings, Inc.*	75,777	1,825
Union Pacific Corp.	11,922	1,764

Total		3,589

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)
GROWTH LEADERS FUND April 30, 2013

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 4.55%
ARM Holdings plc ADR	38,505	$1,800
Cree, Inc.*	43,417	2,456
First Solar, Inc.*	48,727	2,269
SunPower Corp.*	109,501	1,488

Total		8,013

Software 4.85%
Adobe Systems, Inc.*	44,083	1,987
NetSuite, Inc.*	10,996	967
Salesforce.com, Inc.*	51,012	2,097
Splunk, Inc.*	42,627	1,739
Workday, Inc. Class A*	27,944	1,751

Total		8,541

Specialty Retail 4.03%
Home Depot, Inc. (The)	49,900	3,660
TJX Cos., Inc. (The)	51,532	2,514
Williams-Sonoma, Inc.	17,198	923

Total		7,097

Textiles, Apparel & Luxury Goods 2.15%
NIKE, Inc. Class B	59,462	3,782

Trading Companies & Distributors 1.84%
Air Lease Corp.	65,983	1,815
United Rentals, Inc.*	27,092	1,425

Total		3,240

Total Common Stocks (cost $158,956,304)		172,832

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.29%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $2,295,000 of U.S. Treasury Note at 1.25% due 4/15/2014; value: $2,320,738; proceeds: $2,271,494 (cost $2,271,493)	$2,271	$2,271

Total Investments in Securities 99.42% (cost $161,227,797)		175,103

Other Assets in Excess of Liabilities 0.58%		1,025

Net Assets 100.00%		$176,128

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)
INTERNATIONAL CORE EQUITY FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

COMMON STOCKS 96.20%

Australia 1.36%

Beverages 0.66%
Coca-Cola Amatil Ltd.	322,494	$5,062

Construction & Engineering 0.70%
Leighton Holdings Ltd.	262,584	5,442

Total Australia		10,504

Canada 0.64%

Metals & Mining
Teck Resources Ltd. Class B	183,900	4,892

Chile 1.39%

Electric: Utilities
Enersis SA ADR	566,918	10,703

China 1.06%

Real Estate Management & Development
China Overseas Land &
Investment Ltd.	2,670,000	8,154

France 8.33%

Aerospace & Defense 1.47%
Safran SA	231,591	11,373

Diversified Telecommunication Services 1.86%
Vivendi SA	633,633	14,353

Electrical Equipment 1.20%
Schneider Electric SA	120,947	9,223

Food Products 1.50%
Danone SA	151,577	11,580

Insurance 1.30%
AXA SA	533,428	9,986

Investments	Shares	U.S. $ Fair Value (000)

Multi-Line Retail 1.00%
PPR	34,970	$7,693

Total France		64,208

Germany 6.19%

Air Freight & Logistics 0.75%
Deutsche Post AG Registered Shares	243,554	5,780

Automobiles 1.26%
Daimler AG Registered Shares	175,104	9,689

Capital Markets 0.79%
Deutsche Bank AG	132,730	6,102

Diversified Financial Services 1.35%
Deutsche Boerse AG	167,113	10,432

Health Care Providers & Services 1.42%
Fresenius SE & Co. KGaA	87,065	10,918

Life Sciences Tools & Services 0.62%
Morphosys AG*	104,550	4,748

Total Germany		47,669

Hong Kong 2.26%

Hotels, Restaurants & Leisure 1.51%
SJM Holdings Ltd.	4,621,000	11,647

Water Utilities 0.75%
Guangdong Investment Ltd.	5,938,000	5,747

Total Hong Kong		17,394

India 2.06%

Commercial Banks 1.25%
Axis Bank Ltd.	347,155	9,618

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

India (continued)

Information Technology Services 0.81%
Infosys Ltd. ADR	150,400	$6,278

Total India		15,896

Indonesia 1.95%

Commercial Banks 1.00%
PT Bank Negara Indonesia (Persero) Tbk	13,926,314	7,735

Food Products 0.95%
PT Indofood Sukses Makmur Tbk	9,639,000	7,287

Total Indonesia		15,022

Italy 1.66%

Oil, Gas & Consumable Fuels
Eni SpA ADR	267,300	12,780

Japan 25.02%

Airlines 1.03%
Japan Airlines Co., Ltd.	156,700	7,941

Automobiles 4.04%
Nissan Motor Co., Ltd.	828,000	8,629
Toyota Motor Corp.	389,800	22,552

		31,181

Chemicals 0.94%
Asahi Kasei Corp.	1,075,000	7,212

Commercial Banks 0.95%
Bank of Yokohama Ltd. (The)	1,203,000	7,305

Diversified Financial Services 1.63%
ORIX Corp.	819,500	12,576

Investments	Shares	U.S. $ Fair Value (000)

Electronic Equipment, Instruments & Components 4.90%
Hitachi Ltd.	2,095,000	$13,367
Murata Manufacturing Co., Ltd.	151,000	12,283
Omron Corp.	383,100	12,085

		37,735

Machinery 1.27%
NSK Ltd.	1,216,000	9,829

Oil, Gas & Consumable Fuels 1.16%
Inpex Corp.	1,849	8,914

Pharmaceuticals 1.75%
Shionogi & Co., Ltd.	549,200	13,510

Road & Rail 1.37%
East Japan Railway Co.	125,100	10,549

Specialty Retail 1.23%
Yamada Denki Co., Ltd.	196,740	9,475

Tobacco 1.69%
Japan Tobacco, Inc.	344,200	13,011

Trading Companies & Distributors 1.29%
Sumitomo Corp.	798,500	9,960

Wireless Telecommunication Services 1.77%
KDDI Corp.	284,452	13,656

Total Japan		192,854

Mexico 1.46%

Construction & Engineering 0.52%
Empresas ICA SAB de CV*	1,445,500	3,996

Real Estate Investment Trusts 0.94%
Macquarie Mexico Real Estate Management SA de CV*†	2,988,200	7,216

Total Mexico		11,212

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

Netherlands 4.22%

Beverages 1.68%
Heineken Holding NV	215,463	$12,956

Diversified Financial Services 1.29%
ING Groep NV CVA*	1,211,677	9,945

Food & Staples Retailing 1.25%
Koninklijke Ahold NV	608,547	9,601

Total Netherlands		32,502

Norway 6.61%

Biotechnology 1.05%
Algeta ASA*	239,467	8,119

Commercial Banks 2.21%
DnB NOR ASA	1,041,308	17,019

Diversified Telecommunication Services 1.45%
Telenor ASA	496,188	11,152

Energy Equipment & Services 0.94%
Ocean Rig UDW, Inc.*	444,196	7,276

Insurance 0.96%
Storebrand ASA*	1,623,101	7,374

Total Norway		50,940

Russia 0.42%

Road & Rail
Globaltrans Investment plc GDR†	227,560	3,231

South Korea 2.76%

Commercial Banks 0.73%
DGB Financial Group, Inc.	400,900	5,606

Semiconductors & Semiconductor Equipment 2.03%
Samsung Electronics Co., Ltd.	11,357	15,675

Total South Korea		21,281

Investments	Shares	U.S. $ Fair Value (000)

Spain 2.61%

Airlines 1.27%
International Consolidated Airlines Group SA*	2,314,946	$9,781

Commercial Banks 0.59%
Banco Popular Espanol SA	5,871,503	4,570

Media 0.75%
Mediaset Espana Comunicacion SA*	737,161	5,787

Total Spain		20,138

Sweden 0.91%

Household Durables
Electrolux AB Ser B	248,028	7,023

Switzerland 6.62%

Chemicals 0.81%
Syngenta AG Registered Shares	14,648	6,260

Electrical Equipment 0.73%
ABB Ltd. Registered Shares*	250,010	5,660

Insurance 1.18%
Swiss Re Ltd.*	113,901	9,059

Pharmaceuticals 3.90%
Novartis AG Registered Shares	155,514	11,549
Roche Holding AG	74,035	18,505

		30,054

Total Switzerland		51,033

Taiwan 0.79%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	1,001,800	6,101

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

Thailand 1.11%

Commercial Banks
Bangkok Bank Public Co., Ltd.	1,110,300	$8,587

United Kingdom 16.77%

Commercial Banks 3.43%
Barclays plc	2,690,582	11,955
HSBC Holdings plc	452,680	4,947
HSBC Holdings plc ADR	76,900	4,219
Lloyds Banking Group plc*	6,299,093	5,316

		26,437

Construction & Engineering 0.18%
Balfour Beatty plc	404,717	1,357

Electric: Utilities 1.49%
SSE plc	474,315	11,471

Food Products 1.47%
Unilever plc	261,062	11,298

Household Durables 1.27%
Berkeley Group Holdings plc	303,224	9,821

Insurance 1.56%
Prudential plc	700,179	12,018

Media 2.44%
British Sky Broadcasting
Group plc	403,395	5,289
WPP plc	818,937	13,535

		18,824

Metals & Mining 1.34%
Rio Tinto plc ADR	225,000	10,363

Multi-Utilities 1.10%
National Grid plc	667,663	8,499

Investments	Shares	U.S. $ Fair Value (000)

Oil, Gas & Consumable Fuels 0.90%
Afren plc*	1,745,734	$3,636
Tullow Oil plc	210,527	3,274

		6,910

Pharmaceuticals 0.74%
Shire plc	184,350	5,733

Tobacco 0.85%
Imperial Tobacco Group plc	182,963	6,537

Total United Kingdom		129,268

Total Long-Term Investments (cost $627,118,316)		741,392

	Principal Amount (000)

SHORT-TERM INVESTMENT 6.19%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $48,145,000 of U.S. Treasury Note at 1.25% due 4/15/2014; value: $48,684,946; proceeds: $47,727,080 (cost $47,727,067)	$47,727	47,727

Total Investments in Securities 102.39% (cost $674,845,383)		789,119

Liabilities in Excess of Cash, Foreign Cash and Other Assets(a) (2.39)%		(18,389)

Net Assets 100.00%		$770,730

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation on forward foreign currency exchange contracts as follows:

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2013

Open Forward Foreign Currency Exchange Contracts at April 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Australian dollar	Buy	Barclays Bank plc	8/19/2013	3,565,000	$3,657,961	$3,666,678	$8,717
Australian dollar	Buy	Deutsche Bank AG	7/22/2013	2,120,000	2,183,028	2,184,748	1,720
Australian dollar	Buy	Goldman Sachs	5/3/2013	1,690,000	1,737,574	1,751,891	14,317
Australian dollar	Buy	Goldman Sachs	6/25/2013	18,450,000	18,755,735	19,050,466	294,731
Australian dollar	Buy	Morgan Stanley	6/13/2013	2,600,000	2,648,126	2,686,963	38,837
Australian dollar	Buy	UBS AG	7/15/2013	1,825,000	1,849,565	1,881,682	32,117
Brazilian real	Buy	Goldman Sachs	8/5/2013	13,925,000	6,783,748	6,868,572	84,824
British pound	Buy	Barclays Bank plc	6/25/2013	1,760,000	2,661,106	2,732,968	71,862
British pound	Buy	Barclays Bank plc	8/15/2013	2,110,000	3,272,317	3,275,622	3,305
Canadian dollar	Buy	Deutsche Bank AG	6/25/2013	4,970,000	4,889,422	4,927,045	37,623
euro	Buy	Barclays Bank plc	5/9/2013	3,255,000	4,254,285	4,286,838	32,553
euro	Buy	Barclays Bank plc	7/15/2013	2,940,000	3,832,455	3,873,724	41,269
euro	Buy	J.P. Morgan	7/19/2013	12,500,000	16,375,000	16,470,384	95,384
euro	Buy	UBS AG	7/15/2013	1,365,000	1,776,752	1,798,515	21,763
New Zealand dollar	Buy	J.P. Morgan	6/19/2013	4,240,000	3,495,367	3,622,469	127,102
Singapore dollar	Buy	Barclays Bank plc	8/12/2013	2,590,000	2,087,646	2,102,934	15,288
Singapore dollar	Buy	Deutsche Bank AG	6/27/2013	1,620,000	1,296,783	1,315,292	18,509
Singapore dollar	Buy	J.P. Morgan	5/30/2013	2,150,000	1,735,060	1,745,567	10,507
South African rand	Buy	Deutsche Bank AG	8/19/2013	22,850,000	2,456,162	2,510,096	53,934
Swiss franc	Buy	Barclays Bank plc	7/22/2013	1,920,000	2,036,524	2,066,688	30,164
Swiss franc	Buy	J.P. Morgan	6/25/2013	4,870,000	5,238,193	5,240,447	2,254
Japanese yen	Sell	Barclays Bank plc	6/12/2013	775,000,000	8,397,397	7,951,540	445,857
Japanese yen	Sell	Credit Suisse	6/12/2013	1,558,000,000	16,539,559	15,985,161	554,398
Japanese yen	Sell	Credit Suisse	7/29/2013	215,000,000	2,268,650	2,206,549	62,101
Japanese yen	Sell	J.P. Morgan	6/12/2013	469,000,000	5,010,898	4,811,964	198,934
Norwegian krone	Sell	Barclays Bank plc	5/14/2013	25,940,000	4,660,765	4,496,506	164,259
Norwegian krone	Sell	Barclays Bank plc	8/12/2013	41,795,000	7,259,353	7,220,783	38,570
Norwegian krone	Sell	Deutsche Bank AG	6/25/2013	62,500,000	11,009,163	10,816,821	192,342
Norwegian krone	Sell	Morgan Stanley	6/13/2013	11,000,000	1,987,084	1,904,607	82,477
Norwegian krone	Sell	UBS AG	5/14/2013	12,775,000	2,326,128	2,214,451	111,677
Norwegian krone	Sell	UBS AG	6/25/2013	24,500,000	4,259,758	4,240,194	19,564
South Korean won	Sell	Deutsche Bank AG	5/10/2013	5,077,000,000	4,747,300	4,609,628	137,672
Swiss franc	Sell	Morgan Stanley	6/25/2013	4,610,000	4,985,681	4,960,670	25,011

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,069,642

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Australian dollar	Buy	Barclays Bank plc	8/12/2013	2,075,000	$2,139,684	$2,135,214	$(4,470)
Australian dollar	Buy	Credit Suisse	8/6/2013	2,100,000	2,166,421	2,161,836	(4,585)
Australian dollar	Buy	Deutsche Bank AG	5/22/2013	4,085,000	4,266,468	4,228,532	(37,936)
Australian dollar	Buy	J.P. Morgan	8/15/2013	7,820,000	8,173,792	8,045,258	(128,534)
euro	Buy	Deutsche Bank AG	6/5/2013	1,745,000	2,387,328	2,298,564	(88,764)
euro	Buy	Deutsche Bank AG	6/19/2013	1,580,000	2,109,682	2,081,420	(28,262)
euro	Buy	J.P. Morgan	5/16/2013	4,920,000	6,578,237	6,479,933	(98,304)
euro	Buy	UBS AG	5/24/2013	4,420,000	5,891,109	5,821,700	(69,409)
Japanese yen	Buy	Barclays Bank plc	6/12/2013	227,000,000	2,426,956	2,329,032	(97,924)
Japanese yen	Buy	UBS AG	6/12/2013	468,000,000	4,907,873	4,801,704	(106,169)

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(concluded)
INTERNATIONAL CORE EQUITY FUND April 30, 2013

Open Forward Foreign Currency Exchange Contracts at April 30, 2013 (concluded):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

South Korean won	Buy	Deutsche Bank AG	7/5/2013	3,800,000,000	$3,484,097	$3,445,050	$(39,047)
Swiss franc	Buy	J.P. Morgan	5/30/2013	2,050,000	2,212,184	2,205,333	(6,851)
Swiss franc	Buy	UBS AG	5/30/2013	2,185,000	2,404,838	2,350,562	(54,276)
British pound	Sell	Deutsche Bank AG	6/25/2013	1,760,000	2,683,335	2,732,968	(49,633)
Canadian dollar	Sell	Barclays Bank plc	6/25/2013	9,200,000	9,007,651	9,120,485	(112,834)
Canadian dollar	Sell	UBS AG	7/12/2013	3,910,000	3,794,127	3,874,689	(80,562)
Chilean peso	Sell	Morgan Stanley	7/22/2013	1,429,000,000	2,975,534	3,001,690	(26,156)
euro	Sell	Barclays Bank plc	5/16/2013	2,035,000	2,651,379	2,680,216	(28,837)
euro	Sell	Credit Suisse	5/9/2013	2,920,000	3,785,079	3,845,642	(60,563)
euro	Sell	Deutsche Bank AG	5/9/2013	335,000	434,051	441,195	(7,144)
euro	Sell	Deutsche Bank AG	5/24/2013	3,615,000	4,710,833	4,761,413	(50,580)
Indian rupee	Sell	Morgan Stanley	6/6/2013	130,000,000	2,390,937	2,411,851	(20,914)
Indonesian rupiah	Sell	J.P. Morgan	6/25/2013	22,700,000,000	2,306,911	2,323,866	(16,955)
Japanese yen	Sell	J.P. Morgan	8/12/2013	583,000,000	5,885,768	5,983,950	(98,182)
Japanese yen	Sell	UBS AG	8/12/2013	607,100,000	6,147,910	6,231,314	(83,404)
Mexican peso	Sell	Deutsche Bank AG	7/22/2013	16,365,000	1,297,541	1,338,934	(41,393)
New Zealand dollar	Sell	Deutsche Bank AG	6/19/2013	3,855,000	3,243,813	3,293,542	(49,729)
Norwegian krone	Sell	J.P. Morgan	7/19/2013	24,600,000	4,250,173	4,253,724	(3,551)
South Korean won	Sell	Barclays Bank plc	8/12/2013	6,800,000,000	5,941,459	6,156,310	(214,851)
South Korean won	Sell	UBS AG	7/15/2013	2,710,000,000	2,450,936	2,455,954	(5,018)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,714,837)

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 96.96%

COMMON STOCKS 95.97%

Australia 11.69%

Air Freight & Logistics 0.25%
Toll Holdings Ltd.	949,663	$5,612

Commercial Banks 2.20%
National Australia Bank Ltd.	1,424,573	50,213

Construction & Engineering 0.72%
Leighton Holdings Ltd.	786,660	16,302

Diversified Telecommunication Services 1.04%
Telstra Corp., Ltd.	4,572,547	23,607

Electric: Utilities 2.75%
SP AusNet	17,892,113	23,279
Spark Infrastructure Group	21,267,949	39,467

		62,746

Food & Staples Retailing 1.12%
Metcash Ltd.	6,021,387	25,531

Multi-Line Retail 0.69%
David Jones Ltd.	5,078,359	15,689

Real Estate Investment Trusts 2.92%
Commonwealth Property Office Fund	27,879,941	33,527
Stockland	8,197,758	32,890

		66,417

Total Australia		266,117

Austria 0.70%

Metals & Mining
Voestalpine AG	510,874	15,949

Investments	Shares	U.S. $ Fair Value (000)

Brazil 1.02%

Insurance
Sul America SA Unit	3,123,705	$23,185

Canada 1.31%

Metals & Mining 0.08%
Kinross Gold Corp.	316,800	1,726

Oil, Gas & Consumable Fuels 1.23%
Baytex Energy Corp.	292,600	11,562
PetroBakken Energy Ltd.	1,928,500	16,463

		28,025

Total Canada		29,751

Chile 1.42%

Electric: Utilities
Enersis SA ADR	1,707,892	32,245

Finland 0.85%

Paper & Forest Products
UPM-Kymmene OYJ	1,859,637	19,445

France 10.30%

Diversified Telecommunication Services 2.71%
France Telecom SA	1,848,287	19,775
Vivendi SA	1,850,515	41,917

		61,692

Electrical Equipment 1.09%
Schneider Electric SA	325,539	24,823

Insurance 1.43%
AXA SA	1,738,895	32,553

Media 1.06%
Lagardere SCA	649,271	24,130

Multi-Line Retail 1.19%
PPR	122,857	27,028

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

France (continued)

Oil, Gas & Consumable Fuels 1.41%
Total SA ADR	639,680	$32,137

Pharmaceuticals 1.41%
Sanofi	294,098	32,232

Total France		234,595

Germany 4.80%

Air Freight & Logistics 0.77%
Deutsche Post AG Registered Shares	742,572	17,622

Automobiles 1.29%
Daimler AG Registered Shares	529,308	29,287

Diversified Telecommunication Services 0.79%
Deutsche Telekom AG Registered Shares	1,509,746	17,859

Food & Staples Retailing 0.62%
Metro AG	454,341	14,166

Wireless Telecommunication Services 1.33%
Freenet AG	1,216,088	30,285

Total Germany		109,219

Hong Kong 6.91%

Communications Equipment 0.48%
VTech Holdings Ltd.	864,300	11,026

Hotels, Restaurants & Leisure 2.22%
SJM Holdings Ltd.	13,756,000	34,673
Wynn Macau Ltd.*	5,210,000	15,811

		50,484

Industrial Conglomerates 1.83%
NWS Holdings Ltd.	12,479,000	22,288
Shanghai Industrial Holdings Ltd.	6,146,000	19,483

		41,771

Investments	Shares	U.S. $ Fair Value (000)

Real Estate Management & Development 1.20%
New World Development Co., Ltd.	1,275,000	$2,225
Yuexiu Property Co., Ltd.	84,830,000	25,142

		27,367

Water Utilities 0.69%
Guangdong Investment Ltd.	16,166,000	15,645

Wireless Telecommunication Services 0.49%
China Mobile Ltd.	1,022,000	11,188

Total Hong Kong		157,481

Israel 1.54%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	24,107,539	34,968

Italy 2.51%

Oil, Gas & Consumable Fuels 1.40%
Eni SpA ADR	667,380	31,908

Transportation Infrastructure 1.11%
Atlantia SpA	1,412,925	25,250

Total Italy		57,158

Japan 11.34%

Automobiles 3.54%
Nissan Motor Co., Ltd.	3,325,300	34,657
Toyota Motor Corp.	794,600	45,971

		80,628

Office Electronics 1.52%
Ricoh Co., Ltd.	3,105,000	34,590

Real Estate Investment Trusts 1.43%
United Urban Investment Corp.	19,822	32,635

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Tobacco 1.68%
Japan Tobacco, Inc.	1,010,600	$38,202

Trading Companies & Distributors 1.37%
Sumitomo Corp.	2,505,900	31,258

Wireless Telecommunication Services 1.80%
KDDI Corp.	854,076	41,002

Total Japan		258,315

Mexico 0.81%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*†	7,618,400	18,396

Netherlands 0.84%

Insurance
Delta Lloyd NV	997,702	19,118

Norway 1.48%

Diversified Telecommunication Services
Telenor ASA	1,502,717	33,773

Portugal 1.62%

Electric: Utilities
EDP - Energias de Portugal SA	10,707,227	36,803

Russia 0.84%

Oil, Gas & Consumable Fuels 0.48%
Gazprom OAO ADR	1,386,300	11,000

Road & Rail 0.36%
Globaltrans Investment plc GDR†	576,500	8,186

Total Russia		19,186

Investments	Shares	U.S. $ Fair Value (000)

Singapore 0.87%

Real Estate Investment Trusts
Mapletree Logistics Trust	18,725,000	$19,915

South Africa 0.66%

Metals & Mining
Kumba Iron Ore Ltd.	287,146	15,145

South Korea 0.88%

Tobacco
KT&G Corp.	278,643	20,064

Spain 4.65%

Commercial Banks 1.37%
Banco Bilbao Vizcaya
Argentaria SA	2,618,262	25,413
Banco Popular Espanol SA	7,327,817	5,703

		31,116

Electric: Utilities 0.93%
Red Electrica Corp. SA	396,336	21,082

Gas Utilities 0.35%
Gas Natural SDG SA	377,920	7,913

Insurance 0.45%
Mapfre SA	2,829,275	10,377

Oil, Gas & Consumable Fuels 1.55%
Repsol SA	1,510,027	35,398

Total Spain		105,886

Sweden 1.95%

Construction & Engineering 0.99%
NCC AB B Shares	947,556	22,442

Personal Products 0.96%
Oriflame Cosmetics SA SDR	606,363	21,959

Total Sweden		44,401

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

Switzerland 4.19%

Insurance 1.00%
Swiss Re Ltd.*	287,417	$22,859

Pharmaceuticals 3.19%
Novartis AG Registered Shares	408,223	30,316
Roche Holding AG	169,209	42,293

		72,609

Total Switzerland		95,468

Taiwan 2.02%

Computers & Peripherals 0.66%
Asustek Computer, Inc.	1,281,000	14,910

Semiconductors & Semiconductor Equipment 1.36%
Siliconware Precision Industries Co. ADR	5,092,920	31,016

Total Taiwan		45,926

Turkey 1.86%

Diversified Telecommunication Services 1.12%
Turk Telekomunikasyon AS	5,389,175	25,552

Oil, Gas & Consumable Fuels 0.74%
Tupras Turkiye Petrol Rafinerileri AS	600,753	16,755

Total Turkey		42,307

United Kingdom 18.91%

Beverages 0.84%
Britvic plc	2,791,472	19,079

Commercial Banks 1.79%
Barclays plc	2,909,245	12,927
HSBC Holdings plc	2,537,822	27,733

		40,660

Construction & Engineering 0.38%
Balfour Beatty plc	2,601,486	8,725

Investments	Shares	U.S. $ Fair Value (000)

Consumer Finance 0.80%
Provident Financial plc	721,468	$18,256

Diversified Telecommunication Services 0.92%
Cable & Wireless Communications plc	31,886,031	20,941

Electric: Utilities 1.64%
SSE plc	1,543,388	37,328

Food Products 2.37%
Tate & Lyle plc	1,702,226	22,330
Unilever plc	732,574	31,703

		54,033

Insurance 4.49%
Admiral Group plc	1,108,737	22,062
Catlin Group Ltd.	2,794,009	22,807
Prudential plc	2,028,374	34,816
RSA Insurance Group plc	13,076,164	22,607

		102,292

Media 0.97%
Reed Elsevier plc	1,891,115	22,090

Metals & Mining 1.11%
Rio Tinto plc ADR	550,800	25,370

Multi-Utilities 1.48%
National Grid plc	2,637,455	33,574

Pharmaceuticals 1.12%
GlaxoSmithKline plc	992,407	25,597

Tobacco 1.00%
Imperial Tobacco Group plc	634,101	22,655

Total United Kingdom		430,600

Total Common Stocks (cost $1,916,374,407)		2,185,416

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

PREFERRED STOCK 0.99%

Germany

Media
ProSiebenSat.1 Media AG (cost $14,515,563)	587,669	$22,506

Total Long-Term Investments (cost $1,930,889,970)		2,207,922

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.77%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $41,180,000 of U.S. Treasury Bill at 0.149% due 4/3/2014; value: $41,118,230; proceeds: $40,310,122 (cost $40,310,110)	$40,310	$40,310

Total Investments in Securities 98.73% (cost $1,971,200,080)		2,248,232

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.27%		29,019

Net Assets 100.00%		$2,277,251

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
SDR	Special Drawing Rights.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Open Forward Foreign Currency Exchange Contracts at April 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Australian dollar	Buy	Barclays Bank plc	8/19/2013	10,270,000	$10,537,801	$10,562,912	$25,111
Australian dollar	Buy	Goldman Sachs	5/3/2013	7,850,000	8,070,977	8,137,482	66,505
Australian dollar	Buy	J.P.Morgan	5/30/2013	20,000,000	20,613,260	20,690,241	76,981
Australian dollar	Buy	J.P.Morgan	8/19/2013	6,250,000	6,410,800	6,428,258	17,458
Australian dollar	Buy	UBS AG	5/30/2013	14,000,000	14,429,184	14,483,169	53,985
Australian dollar	Buy	UBS AG	6/4/2013	41,300,000	42,646,380	42,709,358	62,978
Australian dollar	Buy	UBS AG	6/11/2013	114,870,000	117,583,804	118,729,394	1,145,590
Brazilian real	Buy	Credit Suisse	7/26/2013	15,225,000	7,464,699	7,522,397	57,698
Canadian dollar	Buy	Barclays Bank plc	8/19/2013	4,785,000	4,707,505	4,737,658	30,153
Canadian dollar	Buy	Goldman Sachs	6/21/2013	39,400,000	38,716,080	39,063,048	346,968
Canadian dollar	Buy	J.P.Morgan	5/29/2013	10,630,000	10,506,288	10,544,643	38,355
euro	Buy	Barclays Bank plc	5/9/2013	14,000,000	18,298,000	18,438,011	140,011
euro	Buy	Barclays Bank plc	8/12/2013	13,665,000	17,815,470	18,008,626	193,156
euro	Buy	Credit Suisse	7/29/2013	8,840,000	11,466,010	11,648,686	182,676
euro	Buy	Deutsche Bank AG	7/15/2013	7,750,000	10,046,906	10,211,347	164,441
euro	Buy	Deutsche Bank AG	8/19/2013	5,650,000	7,367,176	7,446,359	79,183
euro	Buy	Goldman Sachs	8/19/2013	12,200,000	15,988,832	16,078,863	90,031
euro	Buy	UBS AG	7/15/2013	10,600,000	13,797,490	13,966,488	168,998
euro	Buy	UBS AG	7/26/2013	4,900,000	6,354,369	6,456,713	102,344
Israeli new shekel	Buy	Deutsche Bank AG	5/30/2013	55,950,000	14,954,055	15,591,093	637,038
Israeli new shekel	Buy	J.P.Morgan	8/19/2013	49,000,000	13,478,906	13,622,564	143,658
New Zealand dollar	Buy	Deutsche Bank AG	6/11/2013	6,500,000	5,330,715	5,556,342	225,627
Singapore dollar	Buy	Deutsche Bank AG	6/27/2013	11,200,000	8,965,415	9,093,374	127,959
Singapore dollar	Buy	J.P.Morgan	6/27/2013	7,600,000	6,144,244	6,170,504	26,260
South African rand	Buy	Deutsche Bank AG	5/28/2013	27,900,000	3,044,161	3,098,670	54,509
South African rand	Buy	Goldman Sachs	7/18/2013	56,000,000	5,962,205	6,177,557	215,352
South African rand	Buy	J.P.Morgan	7/25/2013	82,000,000	8,682,463	9,037,323	354,860
South African rand	Buy	J.P.Morgan	8/5/2013	31,130,000	3,325,401	3,425,886	100,485
South African rand	Buy	UBS AG	6/11/2013	102,000,000	11,253,218	11,307,297	54,079
Swiss franc	Buy	Goldman Sachs	5/31/2013	13,550,000	14,211,846	14,576,850	365,004
Thai baht	Buy	Deutsche Bank AG	7/8/2013	108,000,000	3,642,938	3,666,067	23,129
Thai baht	Buy	J.P.Morgan	5/28/2013	839,132,000	28,000,000	28,548,953	548,953
Thai baht	Buy	J.P.Morgan	7/8/2013	228,000,000	7,605,070	7,739,475	134,405
Turkish lira	Buy	Deutsche Bank AG	7/26/2013	10,510,000	5,703,138	5,812,444	109,306
Turkish lira	Buy	Deutsche Bank AG	9/3/2013	8,960,000	4,921,492	4,934,983	13,491
Turkish lira	Buy	Goldman Sachs	5/2/2013	8,850,000	4,881,951	4,936,550	54,599
Turkish lira	Buy	J.P.Morgan	5/16/2013	28,300,000	15,727,500	15,762,800	35,300
Turkish lira	Buy	UBS AG	7/12/2013	10,700,000	5,842,844	5,925,588	82,744
British pound	Sell	J.P.Morgan	5/30/2013	10,250,000	16,110,745	15,918,876	191,869
British pound	Sell	J.P.Morgan	6/17/2013	16,180,000	25,176,323	25,125,829	50,494
euro	Sell	Goldman Sachs	5/3/2013	4,975,000	6,642,844	6,551,829	91,015
Japanese yen	Sell	Barclays Bank plc	5/9/2013	677,600,000	7,720,028	6,951,040	768,988
Japanese yen	Sell	Barclays Bank plc	6/3/2013	1,300,000,000	14,267,997	13,337,376	930,621
Japanese yen	Sell	Barclays Bank plc	6/12/2013	1,018,000,000	11,030,388	10,444,733	585,655
Japanese yen	Sell	Barclays Bank plc	7/16/2013	458,170,000	4,773,435	4,701,814	71,621
Japanese yen	Sell	Deutsche Bank AG	6/3/2013	727,000,000	7,848,175	7,458,671	389,504
Japanese yen	Sell	Goldman Sachs	5/7/2013	355,700,000	4,126,498	3,648,852	477,646
Japanese yen	Sell	Goldman Sachs	6/25/2013	3,900,000,000	42,011,375	40,017,204	1,994,171
Japanese yen	Sell	Goldman Sachs	7/16/2013	590,000,000	6,120,326	6,054,675	65,651

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Open Forward Foreign Currency Exchange Contracts at April 30, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Japanese yen	Sell	J.P.Morgan	6/12/2013	1,548,000,000	$16,539,168	$15,882,561	$656,607
Japanese yen	Sell	J.P.Morgan	6/25/2013	1,037,000,000	11,094,231	10,640,472	453,759
Japanese yen	Sell	J.P.Morgan	7/26/2013	337,000,000	3,595,867	3,458,571	137,296
Japanese yen	Sell	UBS AG	5/7/2013	1,235,000,000	14,365,025	12,668,911	1,696,114
Japanese yen	Sell	UBS AG	5/24/2013	656,000,000	7,387,887	6,729,931	657,956
Japanese yen	Sell	UBS AG	7/16/2013	908,500,000	9,458,152	9,323,173	134,979
Japanese yen	Sell	UBS AG	7/26/2013	957,000,000	10,091,796	9,821,520	270,276
Russian ruble	Sell	UBS AG	7/12/2013	117,400,000	3,738,854	3,729,155	9,699
South Korean won	Sell	Deutsche Bank AG	5/10/2013	1,651,000,000	1,543,784	1,499,014	44,770
Swiss franc	Sell	Morgan Stanley	5/31/2013	13,550,000	14,683,158	14,576,850	106,308
Swiss franc	Sell	UBS AG	8/15/2013	13,125,000	14,150,791	14,131,861	18,930
Taiwan dollar	Sell	Deutsche Bank AG	6/3/2013	259,400,000	8,821,629	8,803,665	17,964

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$16,171,273

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Australian dollar	Buy	Barclays Bank plc	8/12/2013	32,800,000	$33,822,474	$33,751,812	$(70,662)
Australian dollar	Buy	Credit Suisse	7/31/2013	10,220,000	10,612,101	10,525,350	(86,751)
Australian dollar	Buy	Credit Suisse	8/6/2013	6,360,000	6,561,160	6,547,273	(13,887)
Australian dollar	Buy	J.P.Morgan	5/16/2013	5,850,000	6,126,120	6,058,289	(67,831)
Australian dollar	Buy	J.P.Morgan	8/12/2013	9,285,000	9,729,074	9,554,438	(174,636)
Australian dollar	Buy	J.P.Morgan	8/12/2013	4,280,000	4,466,064	4,404,200	(61,864)
Australian dollar	Buy	Morgan Stanley	5/24/2013	10,800,000	11,309,652	11,177,786	(131,866)
Australian dollar	Buy	UBS AG	5/31/2013	19,530,000	20,223,100	20,202,498	(20,602)
Australian dollar	Buy	UBS AG	8/8/2013	24,800,000	25,612,944	25,526,719	(86,225)
Canadian dollar	Buy	J.P.Morgan	5/29/2013	420,000	417,973	416,627	(1,346)
euro	Buy	Deutsche Bank AG	6/5/2013	15,000,000	20,521,440	19,758,427	(763,013)
euro	Buy	Goldman Sachs	5/3/2013	4,975,000	6,571,751	6,551,829	(19,922)
euro	Buy	Goldman Sachs	5/24/2013	1,040,000	1,385,930	1,369,812	(16,118)
euro	Buy	Goldman Sachs	6/7/2013	11,250,000	15,219,056	14,819,023	(400,033)
Norwegian krone	Buy	Barclays Bank plc	5/24/2013	102,910,000	18,321,771	17,831,873	(489,898)
South African rand	Buy	Deutsche Bank AG	8/15/2013	24,000,000	2,648,082	2,637,794	(10,288)
Thai baht	Buy	Deutsche Bank AG	8/26/2013	275,400,000	9,547,582	9,325,441	(222,141)
Turkish lira	Buy	Goldman Sachs	5/29/2013	12,694,000	7,076,104	7,060,869	(15,235)
Turkish lira	Buy	Morgan Stanley	6/12/2013	13,200,000	7,332,853	7,331,882	(971)
British pound	Sell	Barclays Bank plc	8/12/2013	6,805,000	10,406,580	10,564,412	(157,832)
British pound	Sell	Barclays Bank plc	8/15/2013	7,070,000	10,964,587	10,975,660	(11,073)
British pound	Sell	Deutsche Bank AG	6/25/2013	17,600,000	26,833,347	27,329,677	(496,330)
British pound	Sell	Deutsche Bank AG	6/25/2013	2,400,000	3,623,532	3,726,774	(103,242)
British pound	Sell	Deutsche Bank AG	7/31/2013	71,575,000	108,455,808	111,122,713	(2,666,905)
British pound	Sell	Goldman Sachs	8/5/2013	7,500,000	11,397,900	11,643,738	(245,838)
British pound	Sell	Goldman Sachs	8/15/2013	38,000,000	58,391,560	58,992,230	(600,670)
British pound	Sell	J.P.Morgan	8/12/2013	7,615,000	11,720,239	11,821,895	(101,656)
British pound	Sell	UBS AG	8/5/2013	500,000	755,575	776,249	(20,674)
Chilean peso	Sell	Morgan Stanley	7/22/2013	5,741,000,000	11,954,191	12,059,274	(105,083)

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(concluded)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2013

Open Forward Foreign Currency Exchange Contracts at April 30, 2013 (concluded):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

euro	Sell	Barclays Bank plc	6/5/2013	8,550,000	$11,196,952	$11,262,303	$(65,351)
Japanese yen	Sell	Barclays Bank plc	8/12/2013	3,870,000,000	39,284,554	39,721,935	(437,381)
Japanese yen	Sell	Barclays Bank plc	8/26/2013	461,680,000	4,727,349	4,739,219	(11,870)
Japanese yen	Sell	J.P.Morgan	8/12/2013	1,218,000,000	12,296,509	12,501,632	(205,123)
Japanese yen	Sell	Morgan Stanley	8/26/2013	1,207,000,000	12,135,983	12,390,049	(254,066)
Japanese yen	Sell	UBS AG	8/12/2013	827,200,000	8,376,794	8,490,435	(113,641)
New Zealand dollar	Sell	UBS AG	6/11/2013	8,950,000	7,421,170	7,650,656	(229,486)
South Korean won	Sell	Barclays Bank plc	8/12/2013	5,030,000,000	4,394,932	4,553,859	(158,927)
South Korean won	Sell	Deutsche Bank AG	7/22/2013	5,400,000,000	4,822,376	4,892,513	(70,137)
South Korean won	Sell	UBS AG	8/5/2013	7,105,000,000	6,318,645	6,433,940	(115,295)
Taiwan dollar	Sell	Barclays Bank plc	8/12/2013	42,200,000	1,407,605	1,435,496	(27,891)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(8,851,760)

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 96.89%

COMMON STOCKS 95.49%

Australia 1.01%

Multi-Utilities
DUET Group	1,340,007	$3,417

Belgium 0.57%

Electric: Utilities
Elia System Operator SA	43,807	1,932

Canada 3.13%

Metals & Mining 0.85%
HudBay Minerals, Inc.	364,966	2,898

Oil, Gas & Consumable Fuels 0.75%
PetroBakken Energy Ltd.	116,500	995
TORC Oil & Gas Ltd.*	917,290	1,548

		2,543

Paper & Forest Products 1.53%
International Forest
Products Ltd. Class A*	188,709	1,948
West Fraser Timber Co., Ltd.	37,008	3,231

		5,179

Total Canada		10,620

China 1.20%

Real Estate Management & Development
Franshion Properties China Ltd.	6,230,000	2,128
Yuexiu Property Co., Ltd.	6,502,000	1,927

Total China		4,055

Finland 1.15%

Leisure Equipment & Products
Amer Sports OYJ A Shares	228,446	3,887

Investments	Shares	U.S. $ Fair Value (000)

France 2.75%

Auto Components 1.10%
Plastic Omnium SA	76,218	$3,721

Electronic Equipment, Instruments & Components 1.65%
Ingenico	83,699	5,609

Total France		9,330

Germany 4.63%

Chemicals 1.32%
Symrise GmbH & Co. AG	104,710	4,468

Life Sciences Tools & Services 1.68%
Gerresheimer AG	68,903	3,934
Morphosys AG*	38,714	1,758

		5,692

Machinery 0.50%
Deutz AG*	313,310	1,695

Real Estate Management & Development 1.13%
Patrizia Immobilien AG*	378,014	3,828

Total Germany		15,683

Hong Kong 7.52%

Auto Components 1.24%
Minth Group Ltd.	2,352,000	4,207

Communications Equipment 1.52%
VTech Holdings Ltd.	404,700	5,163

Energy Equipment & Services 0.43%
Hilong Holding Ltd.	3,604,000	1,472

Hotels, Restaurants & Leisure 1.19%
REXLot Holdings Ltd.	48,775,000	4,023

Household Durables 1.39%
Techtronic Industries Co.	1,964,000	4,692

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

Hong Kong (continued)

Machinery 0.53%
Sinotruk Hong Kong Ltd.	3,209,000	$1,786

Multi-Line Retail 1.22%
Maoye International Holdings Ltd.	19,329,000	4,135

Total Hong Kong		25,478

Indonesia 2.34%

Commercial Banks 1.49%
PT Bank Tabungan
Negara Persero Tbk	32,902,000	5,042

Consumer Finance 0.85%
PT Clipan Finance Indonesia Tbk	62,979,350	2,883

Total Indonesia		7,925

Ireland 2.01%

Beverages 0.96%
C&C Group plc	524,334	3,259

Health Care Providers & Services 1.05%
United Drug plc	754,576	3,551

Total Ireland		6,810

Italy 3.99%

Internet & Catalog Retail 1.30%
Yoox SpA*	234,153	4,397

Textiles, Apparel & Luxury Goods 2.69%
Brunello Cucinelli SpA*	97,283	2,083
Safilo Group SpA*	429,386	7,041

		9,124

Total Italy		13,521

Investments	Shares	U.S. $ Fair Value (000)

Japan 25.75%

Auto Components 1.40%
Keihin Corp.	291,300	$4,757

Building Products 1.16%
Aica Kogyo Co., Ltd.	195,600	3,941

Construction & Engineering 0.77%
SHO-BOND Holdings Co., Ltd.	61,500	2,593

Containers & Packaging 1.08%
FP Corp.	55,400	3,677

Diversified Consumer Services 1.04%
Benesse Holdings, Inc.	79,600	3,523

Food & Staples Retailing 1.10%
Sundrug Co., Ltd.	85,100	3,736

Food Products 1.48%
Nichirei Corp.	337,000	1,981
Toyo Suisan Kaisha Ltd.	89,000	3,022

		5,003

Health Care Equipment & Supplies 1.43%
Hogy Medical Co., Ltd.	79,000	4,862

Household Durables 0.78%
Arnest One Corp.	69,800	1,598
Hajime Construction Co., Ltd.	15,800	1,029

		2,627

Information Technology Services 1.03%
Obic Co., Ltd.	13,220	3,484

Machinery 3.88%
Nabtesco Corp.	191,400	4,221
NSK Ltd.	565,000	4,567
THK Co., Ltd.	206,900	4,345

		13,133

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Multi-Line Retail 1.33%
Don Quijote Co., Ltd.	82,900	$4,515

Personal Products 1.52%
Aderans Co., Ltd.	208,608	3,482
Kobayashi Pharmaceutical Co., Ltd.	30,300	1,653

		5,135

Real Estate Investment Trusts 0.98%
Kenedix Realty Investment Corp.	711	3,337

Real Estate Management & Development 2.78%
Iida Home Max	60,000	1,148
NTT Urban Development Corp.	2,981	4,403
Takara Leben Co., Ltd.	187,800	3,857

		9,408

Specialty Retail 3.05%
K’s Holdings Corp.	182,300	6,414
United Arrows Ltd.	101,200	3,924

		10,338

Wireless Telecommunication Services 0.94%
Okinawa Cellular
Telephone Co.	112,600	3,171

Total Japan		87,240

Mexico 1.05%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	1,475,300	3,562

Netherlands 1.32%

Construction & Engineering 0.71%
Arcadis NV	87,165	2,411

Investments	Shares	U.S. $ Fair Value (000)

Professional Services 0.61%
Brunel International NV	48,527	$2,056

Total Netherlands		4,467

Norway 2.23%

Biotechnology 0.50%
Algeta ASA*	49,456	1,677

Energy Equipment & Services 1.16%
Dolphin Group AS*	2,172,952	2,355
Electromagnetic GeoServices ASA*	1,089,431	1,577

		3,932

Oil, Gas & Consumable Fuels 0.57%
DNO International ASA*	1,110,862	1,940

Total Norway		7,549

Philippines 3.71%

Commercial Banks 1.26%
Rizal Commercial Banking Corp.	2,380,000	4,279

Real Estate Management & Development 2.45%
Filinvest Land, Inc.	101,915,000	5,051
Megaworld Corp.	32,302,000	3,257

		8,308

Total Philippines		12,587

Portugal 0.85%

Commercial Banks
Banco Espirito Santo SA*	2,512,546	2,875

Singapore 1.09%

Commercial Services & Supplies 0.71%
Cape plc	518,996	2,404

Real Estate Investment Trusts 0.38%
CDL Hospitality Trusts	806,000	1,309

Total Singapore		3,713

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

Spain 2.90%

Food Products 2.25%
Ebro Foods SA	186,979	$3,834
Viscofan SA	73,150	3,799

		7,633

Media 0.65%
Mediaset Espana Comunicacion SA*	277,882	2,182

Total Spain		9,815

Sweden 4.82%

Commercial Services & Supplies 3.22%
Intrum Justitia AB	259,052	5,336
Loomis AB	286,000	5,571

		10,907

Food & Staples Retailing 0.73%
Axfood AB	55,910	2,459

Personal Products 0.87%
Oriflame Cosmetics SA SDR	81,603	2,955

Total Sweden		16,321

Switzerland 1.89%

Capital Markets 0.91%
EFG International AG*	229,482	3,073

Household Durables 0.98%
Forbo Holding AG Registered Shares*	5,141	3,317

Total Switzerland		6,390

Taiwan 1.12%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	624,800	3,805

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom 18.46%

Capital Markets 2.63%
3i Group plc	410,923	$2,098
Ashmore Group plc	802,607	4,977
Jupiter Fund Management plc	357,666	1,836

		8,911

Chemicals 1.22%
Filtrona plc	378,153	4,150

Commercial Banks 1.11%
Bank of Georgia Holdings plc	149,894	3,751

Communications Equipment 0.83%
Spirent Communications plc	1,390,173	2,818

Electronic Equipment, Instruments & Components 0.80%
Electrocomponents plc	722,216	2,697

Household Durables 1.48%
Berkeley Group Holdings plc	154,827	5,014

Independent Power Producers & Energy Traders 0.87%
APR Energy plc	227,459	2,933

Insurance 2.50%
Amlin plc	628,630	4,144
Catlin Group Ltd.	528,442	4,314

		8,458

Internet & Catalog Retail 0.91%
N Brown Group plc	447,518	3,100

Oil, Gas & Consumable Fuels 1.63%
Afren plc*	865,023	1,802
Genel Energy plc*	270,143	3,735

		5,537

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2013

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Professional Services 0.69%
Michael Page International plc	406,080	$2,350

Software 0.91%
Playtech Ltd.	324,182	3,087

Specialty Retail 1.03%
Howden Joinery Group PLC	901,832	3,484

Trading Companies & Distributors 1.85%
Ashtead Group plc	686,430	6,264

Total United Kingdom		62,554

Total Common Stocks (cost $273,476,555)		323,536

PREFERRED STOCKS 1.40%

Brazil

Gas Utilities 0.63%
Companhia de Gas de Sao Paulo	78,800	2,122

Machinery 0.77%
Marcopolo SA	387,058	2,604

Total Preferred Stocks (cost $3,707,986)		4,726

Total Long-Term Investments (cost $277,184,541)		328,262

Investments	Principal Amount (000)	U.S. $ Fair Value (000)

SHORT-TERM INVESTMENT 0.38%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $1,330,000 of U.S. Treasury Bill at 0.149% due 4/3/2014; value: $1,328,005; proceeds: $1,297,285 (cost $1,297,284)	$1,297	$1,297

Total Investments in Securities 97.27% (cost $278,481,825)		329,559

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a)	2.73%	9,261

Net Assets 100.00%		$338,820

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2013

Open Forward Foreign Currency Exchange Contracts at April 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Australian dollar	Buy	Barclays Bank plc	5/31/2013	805,000	$825,446	$832,719	$7,273
Australian dollar	Buy	Goldman Sachs	5/3/2013	600,000	616,890	621,973	5,083
Australian dollar	Buy	Goldman Sachs	6/25/2013	8,400,000	8,539,196	8,673,383	134,187
Australian dollar	Buy	J.P.Morgan	5/30/2013	1,875,000	1,932,694	1,939,710	7,016
Australian dollar	Buy	J.P.Morgan	8/19/2013	860,000	882,126	884,528	2,402
Australian dollar	Buy	UBS AG	6/24/2013	1,760,000	1,800,040	1,817,412	17,372
Canadian dollar	Buy	Barclays Bank plc	6/25/2013	6,700,000	6,559,919	6,642,092	82,173
Canadian dollar	Buy	Barclays Bank plc	8/19/2013	1,230,000	1,210,080	1,217,830	7,750
Canadian dollar	Buy	Goldman Sachs	7/15/2013	2,760,000	2,681,960	2,734,885	52,925
Canadian dollar	Buy	Goldman Sachs	8/19/2013	2,550,000	2,480,308	2,524,770	44,462
euro	Buy	J.P.Morgan	7/26/2013	1,510,000	1,971,796	1,989,722	17,926
euro	Buy	UBS AG	6/3/2013	1,150,000	1,490,689	1,514,793	24,104
euro	Buy	UBS AG	7/26/2013	1,360,000	1,763,662	1,792,067	28,405
Japanese yen	Buy	Goldman Sachs	5/30/2013	226,000,000	2,311,420	2,318,608	7,188
South Korean won	Buy	Deutsche Bank AG	7/22/2013	733,000,000	654,056	664,113	10,057
South Korean won	Buy	Goldman Sachs	8/8/2013	2,975,000,000	2,621,723	2,693,745	72,022
South Korean won	Buy	Goldman Sachs	8/30/2013	888,000,000	794,631	803,460	8,829
Swiss franc	Buy	Deutsche Bank AG	6/25/2013	435,000	461,419	468,089	6,670
Swiss franc	Buy	J.P.Morgan	6/25/2013	925,000	994,934	995,362	428
Swiss franc	Buy	J.P.Morgan	8/5/2013	11,260,000	11,876,698	12,122,256	245,558
Brazilian real	Sell	J.P.Morgan	7/19/2013	3,020,000	1,511,815	1,493,881	17,934
British pound	Sell	Goldman Sachs	5/14/2013	1,765,000	2,837,961	2,741,444	96,517
euro	Sell	Barclays Bank plc	6/3/2013	1,915,000	2,594,212	2,522,458	71,754
Japanese yen	Sell	Barclays Bank plc	6/3/2013	210,000,000	2,304,830	2,154,499	150,331
Japanese yen	Sell	Barclays Bank plc	6/12/2013	18,500,000	200,454	189,811	10,643
Japanese yen	Sell	Barclays Bank plc	7/16/2013	157,200,000	1,637,785	1,613,212	24,573
Japanese yen	Sell	Credit Suisse	7/16/2013	176,400,000	1,861,172	1,810,245	50,927
Japanese yen	Sell	Deutsche Bank AG	7/16/2013	141,200,000	1,468,722	1,449,017	19,705
Japanese yen	Sell	Goldman Sachs	6/12/2013	104,000,000	1,113,233	1,067,045	46,188
Japanese yen	Sell	Goldman Sachs	7/16/2013	136,000,000	1,410,787	1,395,654	15,133
Japanese yen	Sell	Goldman Sachs	7/16/2013	401,500,000	4,190,992	4,120,257	70,735
Japanese yen	Sell	J.P.Morgan	5/30/2013	244,000,000	2,687,180	2,503,276	183,904
Japanese yen	Sell	UBS AG	7/16/2013	98,500,000	1,025,458	1,010,823	14,635
Norwegian krone	Sell	Goldman Sachs	5/3/2013	4,100,000	732,208	711,003	21,205
Norwegian krone	Sell	J.P.Morgan	5/31/2013	7,600,000	1,322,913	1,316,549	6,364
Norwegian krone	Sell	Morgan Stanley	5/31/2013	7,300,000	1,316,769	1,264,580	52,189
Philippine peso	Sell	J.P.Morgan	7/11/2013	36,160,000	889,107	879,333	9,774
Philippine peso	Sell	J.P.Morgan	8/2/2013	51,400,000	1,261,350	1,250,152	11,198
Philippine peso	Sell	Morgan Stanley	5/24/2013	327,000,000	8,080,059	7,946,597	133,462

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,789,001

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2013

Open Forward Foreign Currency Exchange Contracts at April 30, 2013 (concluded):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Australian dollar	Buy	Morgan Stanley	5/31/2013	1,185,000	$1,226,905	$1,225,804	$(1,101)
Australian dollar	Buy	UBS AG	8/8/2013	1,970,000	2,034,577	2,027,727	(6,850)
British pound	Buy	Morgan Stanley	5/14/2013	810,000	1,269,654	1,258,113	(11,541)
Canadian dollar	Buy	UBS AG	6/3/2013	1,170,000	1,165,420	1,160,473	(4,947)
euro	Buy	Barclays Bank plc	6/3/2013	765,000	1,032,015	1,007,666	(24,349)
South Korean won	Buy	Barclays Bank plc	5/24/2013	10,521,000,000	9,827,200	9,550,905	(276,295)
South Korean won	Buy	Goldman Sachs	5/3/2013	883,500,000	823,009	802,234	(20,775)
South Korean won	Buy	J.P.Morgan	5/16/2013	1,331,000,000	1,251,999	1,208,388	(43,611)
British pound	Sell	Goldman Sachs	8/5/2013	980,000	1,489,326	1,521,448	(32,122)
British pound	Sell	J.P.Morgan	8/5/2013	1,950,000	3,016,364	3,027,372	(11,008)
euro	Sell	Credit Suisse	7/26/2013	760,000	985,697	1,001,449	(15,752)
Indonesian rupiah	Sell	Deutsche Bank AG	6/25/2013	20,500,000,000	2,083,333	2,098,645	(15,312)
Indonesian rupiah	Sell	J.P.Morgan	6/25/2013	16,410,000,000	1,667,683	1,679,940	(12,257)
Japanese yen	Sell	Barclays Bank plc	7/16/2013	331,900,000	3,368,387	3,406,011	(37,624)
Japanese yen	Sell	Barclays Bank plc	8/15/2013	115,500,000	1,164,339	1,185,526	(21,187)
Japanese yen	Sell	Morgan Stanley	8/15/2013	199,320,000	2,038,706	2,045,880	(7,174)
Japanese yen	Sell	UBS AG	7/16/2013	201,900,000	2,044,164	2,071,930	(27,766)
South Korean won	Sell	Goldman Sachs	5/3/2013	883,500,000	793,801	802,234	(8,433)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(578,104)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)
VALUE OPPORTUNITIES FUND April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 96.24%

Aerospace & Defense 0.65%
Hexcel Corp.*	468,336	$14,284

Airlines 0.53%
Spirit Airlines, Inc.*	437,429	11,679

Auto Components 0.03%
Tenneco, Inc.*	17,533	678

Beverages 0.71%
Beam, Inc.	243,283	15,743

Building Products 1.22%
Fortune Brands Home & Security, Inc.*	460,728	16,766
Masco Corp.	532,400	10,350

Total		27,116

Capital Markets 3.61%
Ares Capital Corp.	1,414,837	25,694
Raymond James Financial, Inc.	766,983	31,768
Waddell & Reed Financial, Inc. Class A	523,000	22,421

Total		79,883

Chemicals 3.15%
Axiall Corp.	331,200	17,371
Celanese Corp. Series A	248,900	12,298
Chemtura Corp.*	1,481,601	31,499
Eastman Chemical Co.	129,300	8,618

Total		69,786

Commercial Banks 10.26%
BOK Financial Corp.	239,200	14,948
CapitalSource, Inc.	2,769,565	24,788
CIT Group, Inc.*	310,800	13,212
City National Corp.	327,000	18,714
Comerica, Inc.	922,357	33,435
East West Bancorp, Inc.	1,153,856	28,073
FirstMerit Corp.	1,502,600	25,739
Signature Bank*	395,011	28,287

Investments	Shares	Fair Value (000)

Western Alliance Bancorp*	1,140,649	$16,779
Wintrust Financial Corp.	11,011	395
Zions Bancorporation	922,300	22,707

Total		227,077

Commercial Services & Supplies 1.35%
Tetra Tech, Inc.*	741,470	19,493
Waste Connections, Inc.	270,919	10,282

Total		29,775

Computers & Peripherals 0.76%
Synaptics, Inc.*	405,849	16,733

Construction & Engineering 1.57%
Jacobs Engineering Group, Inc.*	690,000	34,831

Construction Materials 0.93%
Vulcan Materials Co.	413,200	20,610

Containers & Packaging 3.29%
Berry Plastics Group, Inc.*	1,094,332	20,792
Rock-Tenn Co. Class A	418,100	41,869
Sealed Air Corp.	458,400	10,140

Total		72,801

Electric: Utilities 2.99%
Cleco Corp.	269,300	13,336
ITC Holdings Corp.	270,600	24,955
NV Energy, Inc.	1,285,300	27,801

Total		66,092

Electronic Equipment, Instruments & Components 2.85%
Amphenol Corp. Class A	241,400	18,230
FLIR Systems, Inc.	400,200	9,729
Jabil Circuit, Inc.	1,028,700	18,311
Trimble Navigation Ltd.*	581,900	16,724

Total		62,994

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
VALUE OPPORTUNITIES FUND April 30, 2013

Investments	Shares	Fair Value (000)

Energy Equipment & Services 3.79%
GulfMark Offshore, Inc.
Class A	447,096	$18,608
Helix Energy Solutions Group, Inc.*	1,083,300	24,959
Helmerich & Payne, Inc.	301,400	17,668
Superior Energy Services, Inc.*	821,700	22,671

Total		83,906

Food Products 2.36%
Bunge Ltd.	329,200	23,772
Ingredion, Inc.	191,600	13,797
Pinnacle Foods, Inc.*	610,300	14,568

Total		52,137

Health Care Equipment & Supplies 0.20%
Hologic, Inc.*	217,400	4,428

Health Care Providers & Services 4.75%
Community Health Systems, Inc.	442,707	20,174
DaVita HealthCare Partners, Inc.*	64,606	7,665
Hanger, Inc.*	334,900	10,178
Laboratory Corp. of America Holdings*	167,500	15,638
MEDNAX, Inc.*	318,000	28,216
Team Health Holdings, Inc.*	622,500	23,207

Total		105,078

Hotels, Restaurants & Leisure 1.00%
Red Robin Gourmet Burgers, Inc.*	456,200	22,066

Household Durables 2.29%
Jarden Corp.*	447,000	20,120
Mohawk Industries, Inc.*	276,398	30,647

Total		50,767

Household Products 1.03%
Spectrum Brands
Holdings, Inc.	405,995	22,736

Investments	Shares	Fair Value (000)

Information Technology Services 6.50%
Acxiom Corp.*	619,496	$12,322
Alliance Data Systems Corp.*	137,500	23,618
Amdocs Ltd.	653,198	23,319
Fidelity National Information Services, Inc.	595,300	25,032
FleetCor Technologies, Inc.*	142,375	10,949
Lender Processing Services, Inc.	920,600	25,538
Sapient Corp.*	1,972,427	23,038

Total		143,816

Insurance 7.02%
Alterra Capital Holdings Ltd.	1,247,119	40,594
Arch Capital Group Ltd.*	599,906	31,831
Brown & Brown, Inc.	619,900	19,211
Hartford Financial Services Group, Inc.	1,180,300	33,154
PartnerRe Ltd.	198,800	18,755
RenaissanceRe Holdings Ltd.	125,300	11,764

Total		155,309

Internet Software & Services 1.12%
Akamai Technologies, Inc.*	564,800	24,800

Leisure Equipment & Products 0.78%
Arctic Cat, Inc.*	75,572	3,400
Brunswick Corp.	440,400	13,943

Total		17,343

Life Sciences Tools & Services 1.37%
PerkinElmer, Inc.	987,700	30,273

Machinery 0.11%
ESCO Technologies, Inc.	68,942	2,480

Media 1.00%
Interpublic Group of Cos., Inc. (The)	1,601,143	22,160

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
VALUE OPPORTUNITIES FUND April 30, 2013

Investments	Shares	Fair Value (000)

Metals & Mining 2.99%
Allegheny Technologies, Inc.	781,400	$21,082
Carpenter Technology Corp.	248,676	11,180
Reliance Steel & Aluminum Co.	522,400	33,993

Total		66,255

Multi-Utilities 2.40%
CMS Energy Corp.	776,600	23,251
Wisconsin Energy Corp.	662,099	29,755

Total		53,006

Oil, Gas & Consumable Fuels 1.39%
EQT Corp.	200,300	15,046
Range Resources Corp.	213,000	15,660

Total		30,706

Pharmaceuticals 0.89%
Actavis, Inc.*	187,200	19,793

Professional Services 0.88%
Robert Half International, Inc.	591,500	19,413

Real Estate Investment Trusts 5.15%
BioMed Realty Trust, Inc.	1,200,000	27,012
Brandywine Realty Trust	1,088,700	16,254
Digital Realty Trust, Inc.	297,400	20,973
Equity Lifestyle Properties, Inc.	234,100	19,020
Liberty Property Trust	538,800	23,163
Sovran Self Storage, Inc.	110,112	7,554

Total		113,976

Real Estate Management & Development 1.08%
Realogy Holdings Corp.*	498,330	23,920

Investments	Shares	Fair Value (000)

Road & Rail 2.92%
Genesee & Wyoming, Inc. Class A*	192,800	$16,427
Hertz Global Holdings, Inc.*	1,585,900	38,188
Kansas City Southern	92,400	10,078

Total		64,693

Semiconductors & Semiconductor Equipment 1.15%
Lam Research Corp.*	551,200	25,476

Software 2.36%
Nuance Communications, Inc.*	756,399	14,402
Rovi Corp.*	1,616,200	37,803

Total		52,205

Specialty Retail 4.70%
Abercrombie & Fitch Co. Class A	719,900	35,678
Chico’s FAS, Inc.	698,300	12,758
Dick’s Sporting Goods, Inc.	422,200	20,308
GameStop Corp. Class A	294,400	10,275
Penske Automotive Group, Inc.	391,400	12,102
Tiffany & Co.	173,865	12,810

Total		103,931

Textiles, Apparel & Luxury Goods 0.51%
PVH Corp.	97,099	11,206

Trading Companies & Distributors 2.60%
TAL International Group, Inc.	773,996	32,044
United Rentals, Inc.*	483,200	25,421

Total		57,465

Total Common Stocks (cost $1,655,763,315)		2,129,426

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
VALUE OPPORTUNITIES FUND April 30, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.36%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $53,245,000 of U.S. Treasury Bill at 0.149% due 4/3/2014; value: $53,165,133 proceeds: $52,118,739 (cost $52,118,724)	$52,119	$52,119

Total Investments in Securities 98.60% (cost $1,707,882,039)		2,181,545

Other Assets in Excess of Liabilities 1.40%		31,018

Net Assets 100.00%		$2,212,563

*	Non-income producing security.

See Notes to Financial Statements.	41

Statements of Assets and Liabilities (unaudited)
April 30, 2013

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
ASSETS:
Investments in securities, at cost	$729,258,227	$4,140,207,356	$161,227,797

Investments in securities, at fair value	$942,240,855	$5,157,705,116	$175,103,315
Cash	—	—	—
Foreign cash, at value (cost $0, $0, $0, $134,425, $689,553, $97,163 and $0, respectively)	—	—	—
Receivables:
Interest and dividends	—	3,669,429	90,302
Investment securities sold	—	34,658,127	4,378,188
Capital shares sold	1,498,488	7,223,247	136,125
From advisor (See Note 3)	—	—	38,129
From affiliates (See Note 3)	57,977	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Prepaid expenses and other assets	53,057	132,024	95,350

Total assets	943,850,377	5,203,387,943	179,841,409

LIABILITIES:
Payables:
Investment securities purchased	387,827	75,107,013	2,887,525
Capital shares reacquired	1,570,985	10,545,769	422,298
Management fee	—	2,149,863	78,277
12b-1 distribution fees	384,776	2,125,636	86,853
Fund administration	—	165,743	5,693
Trustees’ fees	76,888	575,979	25,580
To affiliates (See Note 3)	—	1,624	1,626
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Accrued expenses and other liabilities	365,220	1,596,752	205,446

Total liabilities	2,785,696	92,268,379	3,713,298

NET ASSETS	$941,064,681	$5,111,119,564	$176,128,111

COMPOSITION OF NET ASSETS:
Paid-in capital	$717,676,630	$3,786,835,161	$175,948,406
Undistributed (distributions in excess of) net investment income	477,024	5,273,384	(74,414)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	9,928,399	301,513,259	(13,621,399)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	212,982,628	1,017,497,760	13,875,518

Net Assets	$941,064,681	$5,111,119,564	$176,128,111

42	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$674,845,383	$1,971,200,080	$278,481,825	$1,707,882,039

$789,118,978	$2,248,232,155	$329,559,377	$2,181,545,389
20,000	2,850,000	60,000	—

134,596	699,969	96,696	—

3,800,907	7,317,526	1,341,607	566,143
492,057	8,153,049	7,490,818	41,420,658
1,781,773	8,005,798	296,607	3,338,657
164,450	201,025	—	—
—	—	—	—

3,069,642	16,171,273	1,789,001	—
54,009	112,516	42,347	64,742

798,636,412	2,291,743,311	340,676,453	2,226,935,589

23,852,520	1,573,799	720,790	7,889,990
1,106,541	1,984,223	88,969	3,499,926
409,629	1,202,235	204,232	1,283,175
196,010	380,197	57,102	794,122
23,407	71,930	10,892	71,378
125,076	47,582	50,496	82,092
1,921	31,195	12,888	9,319

1,714,837	8,851,760	578,104	—
476,111	349,259	132,620	742,860

27,906,052	14,492,180	1,856,093	14,372,862

$770,730,360	$2,277,251,131	$338,820,360	$2,212,562,727

$975,369,855	$2,060,474,610	$335,947,341	$1,607,385,812

2,682,825	7,349,766	(543,396)	(2,269,520)

(322,890,779)	(74,922,331)	(48,888,353)	133,783,085

115,568,459	284,349,086	52,304,768	473,663,350

$770,730,360	$2,277,251,131	$338,820,360	$2,212,562,727

See Notes to Financial Statements.	43

Statements of Assets and Liabilities (unaudited)(concluded)
April 30, 2013

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Net assets by class:
Class A Shares	$452,939,514	$2,706,596,343	$95,347,498
Class B Shares	$21,631,555	$66,741,277	$7,583,111
Class C Shares	$245,019,587	$879,949,715	$28,593,415
Class F Shares	$153,148,878	$644,265,917	$8,702,877
Class I Shares	$36,997,766	$460,281,758	$29,566,871
Class P Shares	—	$27,324,664	—
Class R2 Shares	$2,497,411	$23,212,405	$22,660
Class R3 Shares	$28,829,970	$302,747,485	$6,311,679
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	16,538,547	178,499,659	5,466,651
Class B Shares	851,368	4,641,691	435,532
Class C Shares	9,712,443	61,500,990	1,657,858
Class F Shares	5,583,160	42,692,231	498,468
Class I Shares	1,337,246	30,229,541	1,692,541
Class P Shares	—	1,822,230	—
Class R2 Shares	92,610	1,553,460	1,292.387
Class R3 Shares	1,065,997	20,163,400	361,490
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$27.39	$15.16	$17.44
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$29.06	$16.08	$18.50
Class B Shares-Net asset value	$25.41	$14.38	$17.41
Class C Shares-Net asset value	$25.23	$14.31	$17.25
Class F Shares-Net asset value	$27.43	$15.09	$17.46
Class I Shares-Net asset value	$27.67	$15.23	$17.47
Class P Shares-Net asset value	—	$15.00	—
Class R2 Shares-Net asset value	$26.97	$14.94	$17.53
Class R3 Shares-Net asset value	$27.05	$15.01	$17.46

44	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$412,910,215	$824,996,056	$86,574,180	$967,722,599
$18,603,035	—	$6,488,342	$14,152,456
$55,206,030	$113,744,949	$15,853,825	$274,782,400
$131,515,839	$193,281,258	$9,314,870	$366,170,428
$132,573,487	$1,106,464,461	$213,975,324	$476,583,819
$257,137	—	$1,143,120	$908,770
$833,041	$660,161	$108,207	$11,961,823
$18,831,576	$38,104,246	$5,362,492	$100,280,432

32,217,906	93,085,376	5,686,100	51,222,348
1,468,830	—	447,979	783,964
4,356,416	12,927,481	1,103,053	15,222,442
10,335,052	21,777,682	616,296	19,250,729
10,286,021	124,408,744	13,737,352	24,798,804
20,095	—	73,967	48,373
65,141	73,222	7,159	641,774
1,489,794	4,264,596	357,419	5,365,492

$12.82	$8.86	$15.23	$18.89

$13.60	$9.40	$16.16	$20.04
$12.67	—	$14.48	$18.05
$12.67	$8.80	$14.37	$18.05
$12.73	$8.88	$15.11	$19.02
$12.89	$8.89	$15.58	$19.22
$12.80	—	$15.45	$18.79
$12.79	$9.02	$15.11	$18.64
$12.64	$8.94	$15.00	$18.69

See Notes to Financial Statements.	45

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2013

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $138,367, $0, $679,375, $2,161,857, $241,545 and $3,831, respectively)	$5,723,952	$41,792,328	$272,595
Interest and other	—	1,947	50

Total investment income	5,723,952	41,794,275	272,645

Expenses:
Management fee	443,063	12,363,999	154,583
12b-1 distribution plan-Class A	529,506	4,405,838	57,330
12b-1 distribution plan-Class B	107,598	357,141	7,722
12b-1 distribution plan-Class C	1,139,603	4,098,834	36,258
12b-1 distribution plan-Class F	72,318	301,228	2,358
12b-1 distribution plan-Class P	—	61,338	—
12b-1 distribution plan-Class R2	8,387	66,856	—
12b-1 distribution plan-Class R3	76,480	694,163	3,007
Shareholder servicing	753,749	3,347,549	14,276
Professional	17,693	35,733	22,230
Reports to shareholders	60,775	260,954	4,202
Fund administration	—	951,432	11,242
Custody	7,472	39,234	5,135
Trustees’ fees	12,764	68,751	776
Registration	41,582	106,905	34,434
Subsidy (See Note 3)	—	27,434	5,003
Other	9,352	52,208	89,303

Gross expenses	3,280,342	27,239,597	447,859
Expense reductions (See Note 7)	(319)	(1,812)	(24)
Management fee waived and expenses reimbursed (See Note 3)	(443,063)	—	(200,630)
Expenses assumed by Underlying Funds (See Note 3)	(903,068)	—	—

Net expenses	1,933,892	27,237,785	247,205

Net investment income	3,790,060	14,556,490	25,440

Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	16,728,760	—	—
Net realized gain on investments (net of foreign capital gains tax of $0, $0, $0, $144,604, $718,889, $0 and $0, respectively) and foreign currency related transactions	2,439,534	309,923,418	3,636,076
Net change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	107,584,708	473,762,685	3,658,904

Net realized and unrealized gain	126,753,002	783,686,103	7,294,980

Net Increase in Net Assets Resulting From Operations	$130,543,062	$798,242,593	$7,320,420

46	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$8,324,238	$32,061,993	$2,912,984	$14,767,519
3,053	5,178	—	1,663

8,327,291	32,067,171	2,912,984	14,769,182

2,684,893	6,931,462	1,154,196	7,424,426
682,035	1,229,615	135,257	1,567,294
96,145	—	32,420	68,201
262,423	459,014	70,762	1,277,397
65,367	80,582	1,418	172,973
550	—	2,249	2,106
2,227	1,559	291	35,226
43,737	86,472	16,353	230,316
803,685	762,254	163,239	1,497,305
30,653	30,026	29,686	29,344
70,519	64,884	12,518	121,246
146,361	392,966	61,557	411,279
128,794	352,586	70,517	21,816
10,882	26,676	4,399	29,715
46,665	68,231	36,374	56,307
29,969	483,831	201,428	146,578
11,789	23,760	5,244	24,661

5,116,694	10,993,918	1,997,908	13,116,190
(251)	(553)	(38)	(747)

(1,146,515)	(1,571,529)	—	—

—	—	—	—

3,969,928	9,421,836	1,997,870	13,115,443

4,357,363	22,645,335	915,114	1,653,739

—	—	—	—

28,789,660	77,436,314	15,082,465	141,857,154

69,368,428	167,813,382	35,699,578	200,040,284

98,158,088	245,249,696	50,782,043	341,897,438

$102,515,451	$267,895,031	$51,697,157	$343,551,177

See Notes to Financial Statements.	47

Statements of Changes in Net Assets

	Alpha Strategy Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment income (loss)	$3,790,060	$(2,039,983)
Capital gains distributions received from Underlying Funds	16,728,760	23,324,449
Net realized gain on investments	2,439,534	13,988,321
Net change in unrealized appreciation/depreciation on investments	107,584,708	39,699,323

Net increase in net assets resulting from operations	130,543,062	74,972,110

Distributions to shareholders from:
Net investment income
Class A	(647,485)	—
Class C	—	—
Class F	(432,685)	—
Class I	(134,848)	—
Class P	—	—
Class R2	—	—
Class R3	—	—
Net realized gain
Class A	(17,131,264)	(1,320,901)
Class B	(966,734)	(89,833)
Class C	(10,054,013)	(758,348)
Class F	(5,841,246)	(496,799)
Class I	(1,352,332)	(86,333)
Class P	—	—
Class R2	(122,985)	(10,876)
Class R3	(1,261,213)	(88,046)

Total distributions to shareholders	(37,944,805)	(2,851,136)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	98,490,143	160,376,566
Net proceeds from reorganizations (See Note 13)	—	—
Reinvestment of distributions	31,294,843	2,290,398
Cost of shares reacquired	(140,369,195)	(257,960,933)

Net increase (decrease) in net assets resulting from capital share transactions	(10,584,209)	(95,293,969)

Net increase (decrease) in net assets	82,014,048	(23,172,995)

NET ASSETS:
Beginning of period	$859,050,633	$882,223,628

End of period	$941,064,681	$859,050,633

Undistributed (distributions in excess of) net investment income	$477,024	$(2,098,018)

48	See Notes to Financial Statements.

Fundamental Equity Fund		Growth Leaders Fund

For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012

$14,556,490	$28,622,896	$25,440	$(157)
—	—	—	—
309,923,418	56,031,069	3,636,076	723,147

473,762,685	238,428,823	3,658,904	(698,127)

798,242,593	323,082,788	7,320,420	24,863

(16,829,219)	(4,346,345)	(44,858)	—
(597,013)	—	(4,106)	—
(5,561,734)	(2,767,175)	(19,394)	(4,091)
(4,107,851)	(1,297,980)	(17,861)	(1,877)
(151,921)	(15,617)	—	—
(97,503)	(9,753)	(21)	—
(1,540,249)	(295,096)	(55)	—

(27,685,960)	(50,846,537)	—	—
(914,107)	(2,537,677)	—	—
(9,641,827)	(18,296,808)	—	—
(6,775,122)	(13,809,878)	—	—
(4,471,009)	(5,334,579)	—	—
(312,583)	(658,136)	—	—
(257,833)	(438,898)	—	—
(3,113,664)	(4,123,564)	—	—

(82,057,595)	(104,778,043)	(86,295)	(5,968)

385,567,209	1,267,974,937	12,770,497	20,271,860
—	39,288,499	141,354,303	—
72,629,172	89,512,509	66,454	262
(695,405,538)	(1,414,939,992)	(9,082,734)	(12,527,193)

(237,209,157)	(18,164,047)	145,108,520	7,744,929

478,975,841	200,140,698	152,342,645	7,763,824

$4,632,143,723	$4,432,003,025	$23,785,466	$16,021,642

$5,111,119,564	$4,632,143,723	$176,128,111	$23,785,466

$5,273,384	$19,602,384	$(74,414)	$11,717

See Notes to Financial Statements.	49

Statements of Changes in Net Assets (continued)

	International Core Equity Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment income	$4,357,363	$18,288,954
Net realized gain (loss) on investments and foreign currency related transactions	28,789,660	(7,748,252)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	69,368,428	17,454,403

Net increase in net assets resulting from operations	102,515,451	27,995,105

Distributions to shareholders from:
Net investment income
Class A	(8,588,056)	(8,371,658)
Class B	(318,035)	(316,771)
Class C	(906,187)	(830,063)
Class F	(3,996,551)	(2,022,225)
Class I	(2,934,294)	(4,638,582)
Class P	(5,020)	(6,017)
Class R2	(15,516)	(12,015)
Class R3	(389,151)	(249,020)

Total distributions to shareholders	(17,152,810)	(16,446,351)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	118,664,481	205,500,578
Reinvestment of distributions	16,249,579	15,573,757
Cost of shares reacquired	(183,418,919)	(352,301,226)

Net increase (decrease) in net assets resulting from capital share transactions	(48,504,859)	(131,226,891)

Net increase (decrease) in net assets	36,857,782	(119,678,137)

NET ASSETS:
Beginning of period	$733,872,578	$853,550,715

End of period	$770,730,360	$733,872,578

Undistributed (distributions in excess of) net investment income	$2,682,825	$15,478,272

50	See Notes to Financial Statements.

International Dividend Income Fund		International Opportunities Fund

For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012

$22,645,335	$66,003,619	$915,114	$4,195,287

77,436,314	(109,644,672)	15,082,465	7,557,973

167,813,382	114,844,497	35,699,578	19,362,776

267,895,031	71,203,444	51,697,157	31,116,036

(5,183,507)	(22,602,992)	(1,418,818)	(555,543)
—	—	(82,875)	—
(413,435)	(2,102,331)	(194,491)	(10,632)
(1,391,655)	(4,103,730)	(20,145)	(10,276)
(8,719,460)	(37,908,179)	(4,209,751)	(2,327,143)
—	—	(17,169)	(4,835)
(3,108)	(10,747)	(1,645)	(384)
(226,014)	(1,138,500)	(117,563)	(35,689)

(15,937,179)	(67,866,479)	(6,062,457)	(2,944,502)

452,934,267	1,047,552,615	27,048,618	19,978,248
13,916,270	59,256,416	5,914,722	2,867,207
(190,001,792)	(250,121,696)	(40,684,398)	(79,691,628)

276,848,745	856,687,335	(7,721,058)	(56,846,173)

528,806,597	860,024,300	37,913,642	(28,674,639)

$1,748,444,534	$888,420,234	$300,906,718	$329,581,357

$2,277,251,131	$1,748,444,534	$338,820,360	$300,906,718

$7,349,766	$641,610	$(543,396)	$4,603,947

See Notes to Financial Statements.	51

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund

INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment income (loss)	$1,653,739	$(3,517,380)
Net realized gain (loss) on investments	141,857,154	(6,641,357)
Net change in unrealized appreciation/depreciation on investments	200,040,284	122,363,437

Net increase in net assets resulting from operations	343,551,177	112,204,700

Distributions to shareholders from:
Net realized gain
Class A	—	(3,286,340)
Class B	—	(59,750)
Class C	—	(1,016,764)
Class F	—	(1,427,757)
Class I	—	(1,077,354)
Class P	—	(11,405)
Class R2	—	(35,968)
Class R3	—	(245,680)

Total distributions to shareholders	—	(7,161,018)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	242,015,448	775,084,950
Reinvestment of distributions	—	6,175,022
Cost of shares reacquired	(384,526,330)	(790,564,647)

Net decrease in net assets resulting from capital share transactions	(142,510,882)	(9,304,675)

Net increase in net assets	201,040,295	95,739,007

NET ASSETS:
Beginning of period	$2,011,522,432	$1,915,783,425

End of period	$2,212,562,727	$2,011,522,432

Distributions in excess of net investment income	$(2,269,520)	$(3,923,259)

52	See Notes to Financial Statements.

Financial Highlights
ALPHA STRATEGY FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$24.71		$22.72	$21.93	$17.24	$15.58	$29.08

Investment operations:
Net investment
income (loss)(a)	.13		(.01)	(.02)	(.03)	.01	(.02)
Net realized and
unrealized gain (loss)	3.64		2.07	.81	4.74	2.81	(11.23)

Total from investment
operations	3.77		2.06	.79	4.71	2.82	(11.25)

Distributions to
shareholders from:
Net investment income	(.04)		—	—	(.02)	(.03)	(.76)
Net realized gain	(1.05)		(.07)	—	—	(1.13)	(1.49)

Total distributions	(1.09)		(.07)	—	(.02)	(1.16)	(2.25)

Net asset value,
end of period	$27.39		$24.71	$22.72	$21.93	$17.24	$15.58

Total Return(b)	15.82	%(c)	9.12%	3.60%	27.36%	20.57%	(41.64)%
Ratios to Average Net Assets:*

Expenses, excluding
expense reductions
and including
expenses assumed and
management fee waived	.12	%(c)	.25%	.28%	.35%	.35%	.35%

Expenses, including
expense reductions,
expenses assumed and
management fee waived	.12	%(c)	.25%	.28%	.35%	.35%	.35%

Expenses, excluding
expense reductions,
expenses assumed and
management fee waived	.27	%(c)	.57%	.60%	.70%	.87%	.76%

Net investment income (loss)	.51	%(c)	(.05)%	(.10)%	(.16)%	.09%	(.09)%

Supplemental Data:

Net assets,
end of period (000)	$452,940		$421,927	$432,698	$404,804	$296,989	$257,398
Portfolio turnover rate	3.59	%(c)	3.84%	6.78%	1.16%	7.18%	7.64%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class B Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$23.05		$21.36	$20.76	$16.41	$14.94	$27.98

Investment operations:
Net investment
income (loss)(a)	.04		(.17)	(.18)	(.15)	(.08)	(.15)
Net realized and
unrealized gain (loss)	3.37		1.93	.78	4.50	2.68	(10.81)

Total from investment
operations	3.41		1.76	.60	4.35	2.60	(10.96)

Distributions to
shareholders from:
Net investment income	—		—	—	—	—	(.59)
Net realized gain	(1.05)		(.07)	—	—	(1.13)	(1.49)

Total distributions	(1.05)		(.07)	—	—	(1.13)	(2.08)

Net asset value,
end of period	$25.41		$23.05	$21.36	$20.76	$16.41	$14.94

Total Return(b)	15.37	%(c)	8.29%	2.89%	26.51%	19.86%	(42.04)%
Ratios to Average Net Assets:*

Expenses, excluding
expense reductions
and including
expenses assumed and
management fee waived	.49	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including
expense reductions,
expenses assumed and
management fee waived	.49	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding
expense reductions,
expenses assumed and
management fee waived	.64	%(c)	1.32%	1.32%	1.35%	1.52%	1.42%

Net investment income (loss)	.16	%(c)	(.78)%	(.79)%	(.79)%	(.55)%	(.70)%

Supplemental Data:

Net assets,
end of period (000)	$21,632		$21,776	$26,877	$33,394	$31,294	$31,193
Portfolio turnover rate	3.59	%(c)	3.84%	6.78%	1.16%	7.18%	7.64%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class C Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$22.89		$21.21	$20.61	$16.29	$14.85	$27.87

Investment operations:
Net investment
income (loss)(a)	.04		(.18)	(.18)	(.15)	(.08)	(.16)
Net realized and
unrealized gain (loss)	3.35		1.93	.78	4.47	2.65	(10.73)

Total from investment
operations	3.39		1.75	.60	4.32	2.57	(10.89)

Distributions to
shareholders from:
Net investment income	—		—	—	—	—	(.64)
Net realized gain	(1.05)		(.07)	—	—	(1.13)	(1.49)

Total distributions	(1.05)		(.07)	—	—	(1.13)	(2.13)

Net asset value,
end of period	$25.23		$22.89	$21.21	$20.61	$16.29	$14.85

Total Return(b)	15.39	%(c)	8.30%	2.91%	26.52%	19.78%	(42.02)%
Ratios to Average Net Assets:*

Expenses, excluding
expense reductions
and including
expenses assumed and
management fee waived	.49	%(c)	.99%	.99%	1.00%	1.00%	1.00%

Expenses, including
expense reductions,
expenses assumed and
management fee waived	.49	%(c)	.99%	.99%	1.00%	1.00%	1.00%

Expenses, excluding
expense reductions,
expenses assumed and
management fee waived	.64	%(c)	1.31%	1.31%	1.35%	1.52%	1.41%

Net investment income (loss)	.15	%(c)	(.79)%	(.80)%	(.81)%	(.59)%	(.74)%

Supplemental Data:

Net assets,
end of period (000)	$245,020		$223,165	$223,295	$208,051	$150,633	$122,504
Portfolio turnover rate	3.59	%(c)	3.84%	6.78%	1.16%	7.18%	7.64%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	55

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class F Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$24.77		$22.74	$21.91	$17.22	$15.58	$29.09

Investment operations:
Net investment
income (loss)(a)	.15		.03	.02	— (b)	.01	(.02)
Net realized and
unrealized gain (loss)	3.64		2.07	.81	4.76	2.85	(11.17)

Total from investment
operations	3.79		2.10	.83	4.76	2.86	(11.19)

Distributions to
shareholders from:
Net investment income	(.08)		—	—	(.07)	(.09)	(.83)
Net realized gain	(1.05)		(.07)	—	—	(1.13)	(1.49)

Total distributions	(1.13)		(.07)	—	(.07)	(1.22)	(2.32)

Net asset value,
end of period	$27.43		$24.77	$22.74	$21.91	$17.22	$15.58

Total Return(c)	15.88	%(d)	9.28%	3.79%	27.67%	20.95%	(41.50)%
Ratios to Average Net Assets:*

Expenses, excluding
expense reductions
and including
expenses assumed and
management fee waived	.05	%(d)	.10%	.10%	.10%	.10%	.10%

Expenses, including
expense reductions,
expenses assumed and
management fee waived	.05	%(d)	.10%	.10%	.10%	.10%	.10%

Expenses, excluding
expense reductions,
expenses assumed and
management fee waived	.20	%(d)	.42%	.42%	.44%	.60%	.55%

Net investment income (loss)	.59	%(d)	.12%	.08%	(.01)%	.05%	(.11)%

Supplemental Data:

Net assets,
end of period (000)	$153,149		$140,860	$142,150	$120,316	$29,762	$6,845
Portfolio turnover rate	3.59	%(d)	3.84%	6.78%	1.16%	7.18%	7.64%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

56	See Notes to Financial Statements.

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$24.99		$22.92	$22.06	$17.33	$15.67	$29.23

Investment operations:
Net investment income(a)	.18		.06	.05	.04	.06	.01
Net realized and
unrealized gain (loss)	3.66		2.08	.81	4.77	2.83	(11.24)

Total from investment
operations	3.84		2.14	.86	4.81	2.89	(11.23)

Distributions to
shareholders from:
Net investment income	(.11)		—	—	(.08)	(.10)	(.84)
Net realized gain	(1.05)		(.07)	—	—	(1.13)	(1.49)

Total distributions	(1.16)		(.07)	—	(.08)	(1.23)	(2.33)

Net asset value,
end of period	$27.67		$24.99	$22.92	$22.06	$17.33	$15.67

Total Return(b)	15.94	%(c)	9.39%	3.90%	27.80%	21.06%	(41.45)%
Ratios to Average Net Assets:*

Expenses, excluding
expense reductions
and including
expenses assumed and
management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including
expense reductions,
expenses assumed and
management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding
expense reductions,
expenses assumed and
management fee waived	.15	%(c)	.32%	.32%	.35%	.52%	.41%

Net investment income	.67	%(c)	.24%	.20%	.18%	.39%	.06%

Supplemental Data:

Net assets,
end of period (000)	$36,998		$18,677	$26,906	$25,426	$11,785	$8,293
Portfolio turnover rate	3.59	%(c)	3.84%	6.78%	1.16%	7.18%	7.64%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class R2 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$24.35		$22.47	$21.76	$17.13	$15.51	$29.08

Investment operations:
Net investment
income (loss)(a)	.10		(.09)	(.09)	(.09)	(.05)	(.12)
Net realized and
unrealized gain (loss)	3.57		2.04	.80	4.72	2.83	(11.16)

Total from investment
operations	3.67		1.95	.71	4.63	2.78	(11.28)

Distributions to
shareholders from:
Net investment income	—		—	—	—	(.03)	(.80)
Net realized gain	(1.05)		(.07)	—	—	(1.13)	(1.49)

Total distributions	(1.05)		(.07)	—	—	(1.16)	(2.29)

Net asset value,
end of period	$26.97		$24.35	$22.47	$21.76	$17.13	$15.51

Total Return(b)	15.62	%(c)	8.73%	3.26%	27.03%	20.37%	(41.82)%
Ratios to Average Net Assets:*

Expenses, excluding
expense reductions
and including
expenses assumed and
management fee waived	.30	%(c)	.60%	.60%	.60%	.60%	.60%

Expenses, including
expense reductions,
expenses assumed and
management fee waived	.30	%(c)	.60%	.60%	.60%	.60%	.59%

Expenses, excluding
expense reductions,
expenses assumed and
management fee waived	.45	%(c)	.92%	.92%	.94%	1.11%	1.02%

Net investment income (loss)	.39	%(c)	(.39)%	(.39)%	(.44)%	(.32)%	(.59)%

Supplemental Data:

Net assets,
end of period (000)	$2,497		$2,982	$3,373	$3,437	$1,433	$564
Portfolio turnover rate	3.59	%(c)	3.84%	6.78%	1.16%	7.18%	7.64%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

58	See Notes to Financial Statements.

Financial Highlights (concluded)
ALPHA STRATEGY FUND

	Class R3 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$24.41		$22.50	$21.76	$17.12	$15.53	$29.08

Investment operations:
Net investment
income (loss)(a)	.10		(.07)	(.07)	(.08)	(.02)	(.10)
Net realized and
unrealized gain (loss)	3.59		2.05	.81	4.73	2.79	(11.15)

Total from investment
operations	3.69		1.98	.74	4.65	2.77	(11.25)

Distributions to
shareholders from:
Net investment income	—		—	—	(.01)	(.05)	(.81)
Net realized gain	(1.05)		(.07)	—	—	(1.13)	(1.49)

Total distributions	(1.05)		(.07)	—	(.01)	(1.18)	(2.30)

Net asset value,
end of period	$27.05		$24.41	$22.50	$21.76	$17.12	$15.53

Total Return(b)	15.67	%(c)	8.85%	3.40%	27.18%	20.39%	(41.72)%
Ratios to Average Net Assets:*

Expenses, excluding
expense reductions
and including
expenses assumed and
management fee waived	.25	%(c)	.50%	.50%	.50%	.50%	.50%

Expenses, including
expense reductions,
expenses assumed and
management fee waived	.25	%(c)	.50%	.50%	.50%	.50%	.49%

Expenses, excluding
expense reductions,
expenses assumed and
management fee waived	.40	%(c)	.82%	.82%	.84%	1.01%	.95%

Net investment income (loss)	.39	%(c)	(.30)%	(.31)%	(.39)%	(.15)%	(.51)%

Supplemental Data:

Net assets,
end of period (000)	$28,830		$29,663	$26,924	$22,941	$6,979	$3,949
Portfolio turnover rate	3.59	%(c)	3.84%	6.78%	1.16%	7.18%	7.64%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights
FUNDAMENTAL EQUITY FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$13.08		$12.51		$11.89	$9.99	$8.85	$13.69

Investment operations:
Net investment income(a)	.05		.09		.02	.04	.03	.07
Net realized and
unrealized gain (loss)	2.27		.77		.64	1.86	1.17	(3.89)

Total from investment
operations	2.32		.86		.66	1.90	1.20	(3.82)

Distributions to
shareholders from:
Net investment income	(.09)		(.02)		(.04)	— (b)	(.06)	(.08)
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.24)		(.29)		(.04)	— (b)	(.06)	(1.02)

Net asset value,
end of period	$15.16		$13.08		$12.51	$11.89	$9.99	$8.85

Total Return(c)	18.10	%(d)	7.17%		5.53%	19.06%	13.84%	(29.89)%
Ratios to Average Net Assets:

Expenses, including
expense reductions	.53	%(d)	1.09%		1.09%	1.12%	1.19%	1.12%

Expenses, excluding
expense reductions	.53	%(d)	1.09%		1.09%	1.12%	1.19%	1.12%

Net investment income	.34	%(d)	.68%		.16%	.38%	.28%	.58%

Supplemental Data:

Net assets,
end of period (000)	$2,706,596		$2,439,466		$2,379,453	$1,850,569	$1,656,209	$1,512,312
Portfolio turnover rate	37.46	%(d)	83.80	%(e)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

60	See Notes to Financial Statements.

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class B Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$12.36		$11.89		$11.35	$9.58	$8.48	$13.16

Investment operations:
Net investment
income (loss)(a)	—	(b)	.01		(.06)	(.03)	(.03)	(.01)
Net realized and
unrealized gain (loss)	2.17		.73		.60	1.80	1.13	(3.73)

Total from investment
operations	2.17		.74		.54	1.77	1.10	(3.74)

Distributions to
shareholders from:
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.15)		(.27)		—	—	—	(.94)

Net asset value,
end of period	$14.38		$12.36		$11.89	$11.35	$9.58	$8.48

Total Return(c)	17.79	%(d)	6.47%		4.76%	18.48%	12.97%	(30.35)%
Ratios to Average Net Assets:

Expenses, including
expense reductions	.85	%(d)	1.74%		1.73%	1.77%	1.84%	1.77%

Expenses, excluding
expense reductions	.85	%(d)	1.74%		1.73%	1.77%	1.84%	1.77%

Net investment income (loss)	.03	%(d)	.04%		(.49)%	(.29)%	(.35)%	(.07)%

Supplemental Data:

Net assets,
end of period (000)	$66,741		$76,533		$114,980	$149,531	$161,233	$169,131
Portfolio turnover rate	37.46	%(d)	83.80	%(e)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	61

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class C Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$12.31		$11.85		$11.30	$9.55	$8.45	$13.11

Investment operations:
Net investment
income (loss)(a)	—	(b)	—	(b)	(.06)	(.03)	(.03)	(.01)
Net realized and
unrealized gain (loss)	2.16		.73		.61	1.78	1.13	(3.71)

Total from investment
operations	2.16		.73		.55	1.75	1.10	(3.72)

Distributions to
shareholders from:
Net investment income	(.01)		—		—	—	—	— (b)
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.16)		(.27)		—	—	—	(.94)

Net asset value,
end of period	$14.31		$12.31		$11.85	$11.30	$9.55	$ 8.45

Total Return(c)	17.79	%(d)	6.41%		4.87%	18.32%	13.02%	(30.31)%
Ratios to Average Net Assets:

Expenses, including
expense reductions	.85	%(d)	1.74%		1.73%	1.77%	1.84%	1.77%

Expenses, excluding
expense reductions	.85	%(d)	1.74%		1.73%	1.77%	1.84%	1.77%

Net investment income (loss)	.02	%(d)	.03%		(.49)%	(.26)%	(.37)%	(.07)%

Supplemental Data:

Net assets,
end of period (000)	$879,950		$802,053		$817,590	$603,639	$485,484	$419,157
Portfolio turnover rate	37.46	%(d)	83.80	%(e)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

62	See Notes to Financial Statements.

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class F Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$13.03		$12.47		$11.86	$9.96	$8.85	$13.70

Investment operations:
Net investment income(a)	.06		.12		.05	.09	.03	.08
Net realized and
unrealized gain (loss)	2.27		.76		.63	1.84	1.18	(3.87)

Total from investment
operations	2.33		.88		.68	1.93	1.21	(3.79)

Distributions to
shareholders from:
Net investment income	(.12)		(.05)		(.07)	(.03)	(.10)	(.12)
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.27)		(.32)		(.07)	(.03)	(.10)	(1.06)

Net asset value,
end of period	$15.09		$13.03		$12.47	$11.86	$9.96	$ 8.85

Total Return(b)	18.32	%(c)	7.40%		5.75%	19.42%	14.03%	(29.70)%
Ratios to Average Net Assets:

Expenses, including
expense reductions	.41	%(c)	.84%		.84%	.86%	.93%	.87%

Expenses, excluding
expense reductions	.41	%(c)	.84%		.84%	.86%	.93%	.88%

Net investment income	.46	%(c)	.93%		.41%	.77%	.29%	.77%

Supplemental Data:

Net assets,
end of period (000)	$644,266		$598,688		$642,636	$282,018	$73,742	$8,995
Portfolio turnover rate	37.46	%(c)	83.80	%(d)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	63

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$13.15		$12.59		$11.96	$10.04	$8.92	$13.79

Investment operations:
Net investment income(a)	.07		.13		.07	.08	.05	.11
Net realized and
unrealized gain (loss)	2.30		.76		.64	1.88	1.17	(3.92)

Total from investment
operations	2.37		.89		.71	1.96	1.22	(3.81)

Distributions to
shareholders from:
Net investment income	(.14)		(.06)		(.08)	(.04)	(.10)	(.12)
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.29)		(.33)		(.08)	(.04)	(.10)	(1.06)

Net asset value,
end of period	$15.23		$13.15		$12.59	$11.96	$10.04	$ 8.92

Total Return(b)	18.44	%(c)	7.43%		5.94%	19.54%	14.11%	(29.62)%
Ratios to Average Net Assets:

Expenses, including
expense reductions	.36	%(c)	.74%		.74%	.77%	.84%	.77%

Expenses, excluding
expense reductions	.36	%(c)	.74%		.74%	.77%	.84%	.77%

Net investment income	.51	%(c)	1.00%		.52%	.75%	.58%	.92%

Supplemental Data:

Net assets,
end of period (000)	$460,282		$394,842		$245,329	$162,114	$98,570	$54,483
Portfolio turnover rate	37.46	%(c)	83.80	%(d)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

64	See Notes to Financial Statements.

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class P Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$12.92		$12.36		$11.75	$9.87	$8.75	$13.55

Investment operations:
Net investment income(a)	.04		.07		.01	.03	.01	.06
Net realized and
unrealized gain (loss)	2.26		.77		.62	1.85	1.16	(3.85)

Total from investment
operations	2.30		.84		.63	1.88	1.17	(3.79)

Distributions to
shareholders from:
Net investment income	(.07)		(.01)		(.02)	—	(.05)	(.07)
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.22)		(.28)		(.02)	—	(.05)	(1.01)

Net asset value,
end of period	$15.00		$12.92		$12.36	$11.75	$9.87	$ 8.75

Total Return(b)	18.16	%(c)	7.03%		5.40%	19.05%	13.59%	(29.98)%
Ratios to Average Net Assets:

Expenses, including
expense reductions	.58	%(c)	1.19%		1.19%	1.22%	1.29%	1.22%

Expenses, excluding
expense reductions	.58	%(c)	1.19%		1.19%	1.22%	1.29%	1.22%

Net investment income	.29	%(c)	.58%		.05%	.28%	.17%	.49%

Supplemental Data:

Net assets,
end of period (000)	$27,325		$27,937		$31,223	$30,598	$29,361	$24,711
Portfolio turnover rate	37.46	%(c)	83.80	%(d)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	65

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class R2 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.87		$12.33		$11.75	$ 9.89	$8.82	$13.69

Investment operations:
Net investment income (loss)(a)	.03		.05		(.01)	.04	(.01)	.05
Net realized and unrealized gain (loss)	2.25		.77		.63	1.82	1.17	(3.88)

Total from investment operations	2.28		.82		.62	1.86	1.16	(3.83)

Distributions to shareholders from:
Net investment income	(.06)		(.01)		(.04)	— (b)	(.09)	(.10)
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.21)		(.28)		(.04)	— (b)	(.09)	(1.04)

Net asset value, end of period	$14.94		$12.87		$12.33	$11.75	$9.89	$ 8.82

Total Return(c)	18.00	%(d)	6.87%		5.27%	18.81%	13.44%	(29.98)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.66	%(d)	1.34%		1.34%	1.36%	1.42%	1.30%

Expenses, excluding expense reductions	.66	%(d)	1.34%		1.34%	1.36%	1.42%	1.31%

Net investment income (loss)	.22	%(d)	.43%		(.11)%	.36%	(.14)%	.47%

Supplemental Data:

Net assets, end of period (000)	$23,212		$22,335		$19,997	$4,444	$1,187	$319
Portfolio turnover rate	37.46	%(d)	83.80	%(e)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

66	See Notes to Financial Statements.

Financial Highlights (concluded)
FUNDAMENTAL EQUITY FUND

	Class R3 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.94		$12.40		$11.80	$ 9.92	$8.82	$13.69

Investment operations:
Net investment income(a)	.04		.06		— (b)	.03	— (b)	.04
Net realized and unrealized gain (loss)	2.25		.77		.63	1.85	1.17	(3.86)

Total from investment operations	2.29		.83		.63	1.88	1.17	(3.82)

Distributions to shareholders from:
Net investment income	(.07)		(.02)		(.03)	— (b)	(.07)	(.11)
Net realized gain	(.15)		(.27)		—	—	—	(.94)

Total distributions	(.22)		(.29)		(.03)	— (b)	(.07)	(1.05)

Net asset value, end of period	$15.01		$12.94		$12.40	$11.80	$9.92	$ 8.82

Total Return(c)	18.06	%(d)	6.95%		5.36%	18.96%	13.55%	(29.96)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.61	%(d)	1.24%		1.24%	1.26%	1.33%	1.26%

Expenses, excluding expense reductions	.61	%(d)	1.24%		1.24%	1.26%	1.33%	1.26%

Net investment income	.26	%(d)	.51%		.01%	.30%	.05%	.37%

Supplemental Data:

Net assets, end of period (000)	$302,747		$270,290		$180,795	$67,814	$28,510	$14,303
Portfolio turnover rate	37.46	%(d)	83.80	%(e)	55.07%	80.98%	88.13%	85.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	67

Financial Highlights
GROWTH LEADERS FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31/2012	6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.15		$14.50	$15.00

Investment operations:
Net investment income (loss)(b)	.01		(.01)	(.01)
Net realized and unrealized gain (loss)	2.32		.66	(.49)

Total from investment operations	2.33		.65	(.50)

Distributions to shareholders from:
Net investment income	(.04)		—	—

Net asset value, end of period	$17.44		$15.15	$14.50

Total Return(c)	15.45	%(d)	4.48%	(3.33	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85%	.84	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85%	.84	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.55%	3.04	%(e)

Net investment income (loss)	.06	%(d)	(.06)%	(.23	)%(e)

Supplemental Data:

Net assets, end of period (000)	$95,347		$15,372	$7,882
Portfolio turnover rate	193.49	%(d)(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

68	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class B Shares
	2/11/2013(a) to 4/30/2013 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$16.56

Investment operations:
Net investment loss(b)	(.03)
Net realized and unrealized gain	.88

Total from investment operations	.85

Net asset value, end of period	$17.41

Total Return(c)	5.13	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.38	%(d)

Net investment loss	(.17	)%(d)

Supplemental Data:

Net assets, end of period (000)	$7,583
Portfolio turnover rate	193.49	%(d)(e)

(a)	Commencement of operations was 2/11/2013, SEC effective date was 11/28/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	69

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class C Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31/2012	6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.02		$14.47	$15.00

Investment operations:
Net investment loss(b)	(.05)		(.11)	(.05)
Net realized and unrealized gain (loss)	2.31		.66	(.48)

Total from investment operations	2.26		.55	(.53)

Distributions to shareholders from:
Net investment income	(.03)		—	—

Net asset value, end of period	$17.25		$15.02	$14.47

Total Return(c)	15.02	%(d)	3.80%	(3.53	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(d)	1.49%	1.47	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.49%	1.47	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.99	%(d)	2.15%	2.78	%(e)

Net investment loss	(.30	)%(d)	(.70)%	(.91	)%(e)

Supplemental Data:

Net assets, end of period (000)	$28,593		$1,898	$175
Portfolio turnover rate	193.49	%(d)(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

70	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class F Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31/2012	6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.18		$14.51	$15.00

Investment operations:
Net investment income(b)	.05		.03	—	(c)
Net realized and unrealized gain (loss)	2.31		.65	(.49)

Total from investment operations	2.36		.68	(.49)

Distributions to shareholders from:
Net investment income	(.08)		(.01)	—

Net asset value, end of period	$17.46		$15.18	$14.51

Total Return(d)	15.62	%(e)	4.69%	(3.27	)%(e)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(e)	.60%	.59	%(f)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(e)	.60%	.59	%(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.79	%(e)	1.33%	1.95	%(f)

Net investment income	.29	%(e)	.21%	.08	%(f)

Supplemental Data:

Net assets, end of period (000)	$8,703		$3,797	$5,993
Portfolio turnover rate	193.49	%(e)(g)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	71

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31/2012	6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.20		$14.51	$15.00

Investment operations:
Net investment income(b)	.04		.04	.01
Net realized and unrealized gain (loss)	2.32		.67	(.50)

Total from investment operations	2.36		.71	(.49)

Distributions to shareholders from:
Net investment income	(.09)		(.02)	—

Net asset value, end of period	$17.47		$15.20	$14.51

Total Return(c)	15.65	%(d)	4.87%	(3.27	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.50%	.49	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.50%	.49	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.22%	2.20	%(e)

Net investment income	.25	%(d)	.29%	.17	%(e)

Supplemental Data:

Net assets, end of period (000)	$29,567		$2,697	$1,952
Portfolio turnover rate	193.49	%(d)(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

72	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class R2 Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31/2012	6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.19		$14.49	$15.00

Investment operations:
Net investment income (loss)(b)	.06		.05	(.03)
Net realized and unrealized gain (loss)	2.31		.65	(.48)

Total from investment operations	2.37		.70	(.51)

Distributions to shareholders from:
Net investment income	(.03)		—	—

Net asset value, end of period	$17.53		$15.19	$14.49

Total Return(c)	15.64	%(d)	4.83%	(3.40	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.24	%(d)	.48%	1.06	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.24	%(d)	.48%	1.06	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.22%	5.05	%(e)

Net investment income (loss)	.35	%(d)	.31%	(.49	)%(e)

Supplemental Data:

Net assets, end of period (000)	$23		$10	$10
Portfolio turnover rate	193.49	%(d)(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	73

Financial Highlights (concluded)
GROWTH LEADERS FUND

	Class R3 Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31/2012	6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.16		$14.49	$15.00

Investment operations:
Net investment income (loss)(b)	(.02)		.01	(.02)
Net realized and unrealized gain (loss)	2.35		.66	(.49)

Total from investment operations	2.33		.67	(.51)

Distributions to shareholders from:
Net investment income	(.03)		—	—

Net asset value, end of period	$17.46		$15.16	$14.49

Total Return(c)	15.41	%(d)	4.62%	(3.40	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49	%(d)	.72%	.97	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.49	%(d)	.72%	.97	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.42%	4.96	%(e)

Net investment income (loss)	(.13	)%(d)	.08%	(.40	)%(e)

Supplemental Data:

Net assets, end of period (000)	$6,312		$11	$10
Portfolio turnover rate	193.49	%(d)(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

74	See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL CORE EQUITY FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.43		$11.25	$12.12	$11.20	$ 8.68	$18.34

Investment operations:
Net investment income(a)	.07		.28	.20	.12	.08	.23
Net realized and unrealized gain (loss)	1.58		.12	(.94)	.88	2.66	(8.23)

Total from investment operations	1.65		.40	(.74)	1.00	2.74	(8.00)

Distributions to shareholders from:
Net investment income	(.26)		(.22)	(.13)	(.08)	(.22)	(.13)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.26)		(.22)	(.13)	(.08)	(.22)	(1.66)

Net asset value, end of period	$12.82		$11.43	$11.25	$12.12	$11.20	$ 8.68

Total Return(b)	14.61	%(c)	3.81%	(6.16)%	8.95%	32.32%	(47.48)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.12%	1.12%	1.18%	1.55%	1.43%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.12%	1.12%	1.18%	1.55%	1.42%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.47%	1.42%	1.44%	1.55%	1.43%

Net investment income	.61	%(c)	2.53%	1.64%	1.05%	.92%	1.68%

Supplemental Data:

Net assets, end of period (000)	$412,910		$383,244	$439,938	$542,452	$574,731	$527,567
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	75

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$11.06	$11.91	$11.02	$8.50	$18.00

Investment operations:
Net investment income(a)	.03		.21	.12	.04	.02	.14
Net realized and unrealized gain (loss)	1.57		.12	(.92)	.87	2.62	(8.07)

Total from investment operations	1.60		.33	(.80)	.91	2.64	(7.93)

Distributions to shareholders from:
Net investment income	(.19)		(.13)	(.05)	(.02)	(.12)	(.04)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.19)		(.13)	(.05)	(.02)	(.12)	(1.57)

Net asset value, end of period	$12.67		$11.26	$11.06	$11.91	$11.02	$8.50

Total Return(b)	14.25	%(c)	3.13%	(6.75)%	8.23%	31.46%	(47.80)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.77%	1.84%	2.20%	2.08%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.77%	1.84%	2.20%	2.08%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.03	%(c)	2.12%	2.06%	2.09%	2.20%	2.08%

Net investment income	.25	%(c)	1.91%	.96%	.40%	.27%	1.02%

Supplemental Data:

Net assets, end of period (000)	$18,603		$20,125	$27,896	$39,255	$43,492	$39,604
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

76	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$11.27		$11.08	$11.93	$11.04	$ 8.50	$18.00

Investment operations:
Net investment income(a)	.03		.21	.12	.04	.03	.14
Net realized and
unrealized gain (loss)	1.57		.12	(.92)	.87	2.62	(8.07)

Total from investment
operations	1.60		.33	(.80)	.91	2.65	(7.93)

Distributions to
shareholders from:
Net investment income	(.20)		(.14)	(.05)	(.02)	(.11)	(.04)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.20)		(.14)	(.05)	(.02)	(.11)	(1.57)

Net asset value,
end of period	$12.67		$11.27	$11.08	$11.93	$11.04	$ 8.50

Total Return(b)	14.33	%(c)	3.11%	(6.73)%	8.21%	31.52%	(47.82)%
Ratios to Average Net Assets:

Expenses, excluding
expense reductions
and including
management fee waived
and expenses reimbursed	.87	%(c)	1.75%	1.74%	1.84%	2.20%	2.08%

Expenses, including
expense reductions,
management fee waived
and expenses reimbursed	.87	%(c)	1.75%	1.74%	1.84%	2.20%	2.08%

Expenses, excluding
expense reductions,
management fee waived
and expenses reimbursed	1.02	%(c)	2.10%	2.03%	2.09%	2.20%	2.08%

Net investment income	.28	%(c)	1.91%	1.01%	.38%	.28%	1.01%

Supplemental Data:

Net assets,
end of period (000)	$55,206		$54,056	$68,316	$91,550	$105,557	$95,496
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	77

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$11.36		$11.20	$12.08	$11.16	$ 8.68	$18.34

Investment operations:
Net investment income(a)	.06		.30	.24	.16	.16	.24
Net realized and
unrealized gain (loss)	1.60		.12	(.95)	.86	2.59	(8.19)

Total from investment
operations	1.66		.42	(.71)	1.02	2.75	(7.95)

Distributions to
shareholders from:
Net investment income	(.29)		(.26)	(.17)	(.10)	(.27)	(.18)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.29)		(.26)	(.17)	(.10)	(.27)	(1.71)

Net asset value,
end of period	$12.73		$11.36	$11.20	$12.08	$11.16	$ 8.68

Total Return(b)	14.80	%(c)	4.02%	(5.98)%	9.25%	32.76%	(47.37)%
Ratios to Average Net Assets:

Expenses, excluding
expense reductions
and including
management fee waived
and expenses reimbursed	.43	%(c)	.87%	.87%	.90%	1.27%	1.26%

Expenses, including
expense reductions,
management fee waived
and expenses reimbursed	.43	%(c)	.87%	.87%	.90%	1.27%	1.25%

Expenses, excluding
expense reductions,
management fee waived
and expenses reimbursed	.59	%(c)	1.22%	1.18%	1.18%	1.27%	1.26%

Net investment income	.51	%(c)	2.71%	1.98%	1.45%	1.73%	2.02%

Supplemental Data:

Net assets,
end of period (000)	$131,516		$151,246	$80,747	$31,153	$9,009	$1,869
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

78	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$11.51		$11.34	$12.21	$11.28	$8.77	$18.49

Investment operations:
Net investment income(a)	.10		.27	.25	.15	.13	.29
Net realized and
unrealized gain (loss)	1.58		.17	(.95)	.89	2.65	(8.30)

Total from investment
operations	1.68		.44	(.70)	1.04	2.78	(8.01)

Distributions to
shareholders from:
Net investment income	(.30)		(.27)	(.17)	(.11)	(.27)	(.18)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.30)		(.27)	(.17)	(.11)	(.27)	(1.71)

Net asset value,
end of period	$12.89		$11.51	$11.34	$12.21	$11.28	$8.77

Total Return(b)	14.76	%(c)	4.15%	(5.78)%	9.31%	32.86%	(47.30)%
Ratios to Average Net Assets:

Expenses, excluding
expense reductions
and including
management fee waived
and expenses reimbursed	.38	%(c)	.77%	.77%	.82%	1.19%	1.07%

Expenses, including
expense reductions,
management fee waived
and expenses reimbursed	.38	%(c)	.77%	.77%	.82%	1.19%	1.07%

Expenses, excluding
expense reductions,
management fee waived
and expenses reimbursed	.54	%(c)	1.12%	1.07%	1.08%	1.19%	1.07%

Net investment income	.81	%(c)	2.48%	2.06%	1.34%	1.34%	2.05%

Supplemental Data:

Net assets,
end of period (000)	$132,573		$107,076	$222,808	$267,253	$167,574	$113,975
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	79

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class P Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$11.39		$11.17	$12.04	$11.13	$8.63	$18.30

Investment operations:
Net investment income(a)	.07		.27	.10	.10	.07	.23
Net realized and
unrealized gain (loss)	1.58		.12	(.84)	.88	2.64	(8.19)

Total from investment
operations	1.65		.39	(.74)	.98	2.71	(7.96)

Distributions to
shareholders from:
Net investment income	(.24)		(.17)	(.13)	(.07)	(.21)	(.18)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.24)		(.17)	(.13)	(.07)	(.21)	(1.71)

Net asset value,
end of period	$12.80		$11.39	$11.17	$12.04	$11.13	$8.63

Total Return(b)	14.60	%(c)	3.63%	(6.23)%	8.84%	32.29%	(47.56)%
Ratios to Average Net Assets:

Expenses, excluding
expense reductions
and including
management fee waived
and expenses reimbursed	.61	%(c)	1.22%	1.22%	1.29%	1.64%	1.52%

Expenses, including
expense reductions,
management fee waived
and expenses reimbursed	.61	%(c)	1.22%	1.22%	1.29%	1.64%	1.52%

Expenses, excluding
expense reductions,
management fee waived
and expenses reimbursed	.76	%(c)	1.58%	1.51%	1.54%	1.64%	1.52%

Net investment income	.55	%(c)	2.45%	.83%	.92%	.78%	1.68%

Supplemental Data:

Net assets,
end of period (000)	$257		$282	$470	$1,765	$1,825	$1,135
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

80	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$11.41		$11.24	$12.14	$11.20	$8.69	$18.33

Investment operations:
Net investment income(a)	.06		.23	.18	.08	.12	.27
Net realized and
unrealized gain (loss)	1.57		.14	(.95)	.91	2.65	(8.21)

Total from investment
operations	1.63		.37	(.77)	.99	2.77	(7.94)

Distributions to
shareholders from:
Net investment income	(.25)		(.20)	(.13)	(.05)	(.26)	(.17)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.25)		(.20)	(.13)	(.05)	(.26)	(1.70)

Net asset value,
end of period	$12.79		$11.41	$11.24	$12.14	$11.20	$8.69

Total Return(b)	14.44	%(c)	3.51%	(6.38)%	8.86%	32.77%	(47.24)%
Ratios to Average Net Assets:

Expenses, excluding
expense reductions
and including
management fee waived
and expenses reimbursed	.68	%(c)	1.37%	1.37%	1.35%	1.16%	1.17%

Expenses, including
expense reductions,
management fee waived
and expenses reimbursed	.68	%(c)	1.37%	1.37%	1.35%	1.16%	1.16%

Expenses, excluding
expense reductions,
management fee waived
and expenses reimbursed	.83	%(c)	1.72%	1.67%	1.64%	1.16%	1.17%

Net investment income	.52	%(c)	2.13%	1.46%	.73%	1.33%	1.92%

Supplemental Data:

Net assets,
end of period (000)	$833		$568	$651	$570	$7	$5
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	81

Financial Highlights (concluded)
INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$11.28		$11.11	$12.00	$11.10	$8.65	$18.33

Investment operations:
Net investment income(a)	.06		.26	.19	.11	.06	.22
Net realized and
unrealized gain (loss)	1.56		.12	(.94)	.87	2.64	(8.20)

Total from investment
operations	1.62		.38	(.75)	.98	2.70	(7.98)

Distributions to
shareholders from:
Net investment income	(.26)		(.21)	(.14)	(.08)	(.25)	(.17)
Net realized gain	—		—	—	—	—	(1.53)

Total distributions	(.26)		(.21)	(.14)	(.08)	(.25)	(1.70)

Net asset value,
end of period	$12.64		$11.28	$11.11	$12.00	$11.10	$8.65

Total Return(b)	14.56	%(c)	3.68%	(6.35)%	8.89%	32.23%	(47.55)%
Ratios to Average Net Assets:

Expenses, excluding
expense reductions
and including
management fee waived
and expenses reimbursed	.63	%(c)	1.26%	1.26%	1.28%	1.68%	1.62%

Expenses, including
expense reductions,
management fee waived
and expenses reimbursed	.63	%(c)	1.26%	1.26%	1.28%	1.68%	1.62%

Expenses, excluding
expense reductions,
management fee waived
and expenses reimbursed	.78	%(c)	1.61%	1.57%	1.57%	1.68%	1.62%

Net investment income	.54	%(c)	2.36%	1.54%	1.02%	.65%	1.79%

Supplemental Data:

Net assets,
end of period (000)	$18,832		$17,275	$12,725	$10,418	$1,439	$523
Portfolio turnover rate	42.72	%(c)	81.50%	83.78%	98.73%	132.22%	125.37%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

82	See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)						6/28/2008(a) to 10/31/2008
			Year Ended 10/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.80		$7.88	$8.64	$8.22	$6.29	$10.00

Investment operations:
Net investment income(b)	.09		.35	.42	.34	.28	.16
Net realized and unrealized gain (loss)	1.03		(.08)	(.78)	.42	1.90	(3.74)

Total from investment operations	1.12		.27	(.36)	.76	2.18	(3.58)

Distributions to shareholders from:
Net investment income	(.06)		(.35)	(.40)	(.34)	(.25)	(.13)

Net asset value, end of period	$8.86		$7.80	$7.88	$8.64	$8.22	$ 6.29

Total Return(c)	14.42	%(d)	3.60%	(4.42)%	9.58%	35.88%	(36.10	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.12%	1.12%	1.14%	1.35%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.12%	1.12%	1.14%	1.35%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.36%	1.43%	1.46%	1.63%	.68	%(d)

Net investment income	1.07	%(d)	4.59%	4.96%	4.23%	4.08%	1.98	%(d)

Supplemental Data:

Net assets, end of period (000)	$824,996		$618,824	$278,975	$162,611	$52,935	$9,075
Portfolio turnover rate	34.20	%(d)	84.81%	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	83

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares

	Six Months Ended 4/30/2013 (unaudited)						6/28/2008(a) to 10/31/2008
			Year Ended 10/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.75		$7.84	$8.60	$8.19	$6.28	$10.00

Investment operations:
Net investment income(b)	.06		.29	.36	.29	.21	.09
Net realized and unrealized gain (loss)	1.03		(.07)	(.77)	.41	1.92	(3.68)

Total from investment operations	1.09		.22	(.41)	.70	2.13	(3.59)

Distributions to shareholders from:
Net investment income	(.04)		(.31)	(.35)	(.29)	(.22)	(.13)

Net asset value, end of period	$8.80		$7.75	$7.84	$8.60	$8.19	$6.28

Total Return(c)	14.06	%(d)	2.95%	(5.03)%	8.99%	34.87%	(36.22	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(d)	1.76%	1.76%	1.79%	1.98%	.68	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(d)	1.76%	1.76%	1.79%	1.98%	.68	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(d)	2.01%	2.07%	2.10%	2.26%	1.44	%(d)

Net investment income	.77	%(d)	3.88%	4.29%	3.61%	2.93%	1.23	%(d)

Supplemental Data:

Net assets, end of period (000)	$113,745		$74,664	$22,329	$13,561	$4,376	$177
Portfolio turnover rate	34.20	%(d)	84.81%	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

84	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares

	Six Months Ended 4/30/2013 (unaudited)						6/28/2008(a) to 10/31/2008
			Year Ended 10/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.81		$7.89	$8.65	$8.23	$6.29	$10.00

Investment operations:
Net investment income(b)	.10		.37	.45	.39	.18	.15
Net realized and unrealized gain (loss)	1.04		(.08)	(.79)	.39	2.02	(3.72)

Total from investment operations	1.14		.29	(.34)	.78	2.20	(3.57)

Distributions to shareholders from:
Net investment income	(.07)		(.37)	(.42)	(.36)	(.26)	(.14)

Net asset value, end of period	$8.88		$7.81	$7.89	$8.65	$8.23	$6.29

Total Return(c)	14.54	%(d)	3.83%	(4.18)%	9.95%	36.13%	(36.08	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.88%	1.07%	.35	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.88%	1.07%	.35	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.11%	1.18%	1.21%	1.39%	1.53	%(d)

Net investment income	1.21	%(d)	4.79%	5.27%	4.78%	2.32%	1.91	%(d)

Supplemental Data:

Net assets, end of period (000)	$193,281		$128,360	$26,892	$12,745	$1,772	$28
Portfolio turnover rate	34.20	%(d)	84.81%	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	85

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)						6/28/2008(a) to 10/31/2008
			Year Ended 10/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.83		$7.91	$8.66	$8.24	$6.29	$10.00

Investment operations:
Net investment income(b)	.10		.38	.43	.37	.29	.19
Net realized and unrealized gain (loss)	1.03		(.09)	(.75)	.41	1.93	(3.76)

Total from investment operations	1.13		.29	(.32)	.78	2.22	(3.57)

Distributions to shareholders from:
Net investment income	(.07)		(.37)	(.43)	(.36)	(.27)	(.14)

Net asset value, end of period	$8.89		$7.83	$7.91	$8.66	$8.24	$6.29

Total Return(c)	14.55	%(d)	3.91%	(3.97)%	10.03%	36.38%	(36.07	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(d)	.77%	.77%	.81%	.99%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.77%	.77%	.81%	.99%	.36	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(d)	1.01%	1.09%	1.10%	1.28%	.54	%(d)

Net investment income	1.22	%(d)	5.00%	5.06%	4.53%	4.13%	2.19	%(d)

Supplemental Data:

Net assets, end of period (000)	$1,106,464		$893,066	$559,879	$265,348	$225,668	$83,413
Portfolio turnover rate	34.20	%(d)	84.81%	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

86	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares

	Six Months Ended 4/30/2013 (unaudited)						6/28/2008(a) to 10/31/2008
			Year Ended 10/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.94		$8.03	$8.76	$8.29	$6.30	$10.00

Investment operations:
Net investment income(b)	.08		.33	.45	.37	.31	.18
Net realized and unrealized gain (loss)	1.05		(.08)	(.79)	.42	1.91	(3.76)

Total from investment operations	1.13		.25	(.34)	.79	2.22	(3.58)

Distributions to shareholders from:
Net investment income	(.05)		(.34)	(.39)	(.32)	(.23)	(.12)

Net asset value, end of period	$9.02		$7.94	$8.03	$8.76	$8.29	$6.30

Total Return(c)	14.16	%(d)	3.32%	(4.15)%	9.96%	36.26%	(36.08	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(d)	1.34%	.91%	.84%	.96%	.50	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(d)	1.34%	.91%	.84%	.96%	.50	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.60%	1.22%	1.13%	1.27%	2.87	%(d)

Net investment income	.95	%(d)	4.24%	5.15%	4.45%	4.63%	2.07	%(d)

Supplemental Data:

Net assets, end of period (000)	$660		$464	$16	$10	$9	$6
Portfolio turnover rate	34.20	%(d)	84.81%	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	87

Financial Highlights (concluded)
INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares

	Six Months Ended 4/30/2013 (unaudited)						6/28/2008(a) to 10/31/2008
			Year Ended 10/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.86		$7.94	$8.71	$8.28	$6.30	$10.00

Investment operations:
Net investment income(b)	.08		.37	.41	.36	.31	.18
Net realized and unrealized gain (loss)	1.05		(.12)	(.79)	.40	1.91	(3.75)

Total from investment operations	1.13		.25	(.38)	.76	2.22	(3.57)

Distributions to shareholders from:
Net investment income	(.05)		(.33)	(.39)	(.33)	(.24)	(.13)

Net asset value, end of period	$8.94		$7.86	$7.94	$8.71	$8.28	$6.30

Total Return(c)	14.35	%(d)	3.39%	(4.61)%	9.62%	36.22%	(36.06	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	1.27%	1.26%	1.24%	.96%	.46	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.27%	1.26%	1.24%	.96%	.46	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(d)	1.50%	1.59%	1.58%	1.27%	2.84	%(d)

Net investment income	.97	%(d)	4.80%	4.80%	4.40%	4.62%	2.10	%(d)

Supplemental Data:

Net assets, end of period (000)	$38,104		$33,065	$331	$111	$9	$6
Portfolio turnover rate	34.20	%(d)	84.81%	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

88	See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.17		$12.00	$12.87	$10.70	$ 7.29	$19.81

Investment operations:
Net investment income(a)	.03		.15	.10	.06	.04	.09
Net realized and unrealized gain (loss)	2.29		1.10	(.92)	2.20	3.42	(10.36)

Total from investment operations	2.32		1.25	(.82)	2.26	3.46	(10.27)

Distributions to shareholders from:
Net investment income	(.26)		(.08)	(.05)	(.09)	(.05)	(.08)
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.26)		(.08)	(.05)	(.09)	(.05)	(2.25)

Net asset value, end of period	$15.23		$13.17	$12.00	$12.87	$10.70	$ 7.29

Total Return(b)	17.88	%(c)	10.59%	(6.39)%	21.21%	47.94%	(57.81)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.73	%(c)	1.52%	1.49%	1.54%	1.77%	1.60%

Expenses, excluding expense reductions	.73	%(c)	1.52%	1.49%	1.54%	1.77%	1.61%

Net investment income	.21	%(c)	1.20%	.79%	.54%	.50%	.65%

Supplemental Data:

Net assets, end of period (000)	$86,574		$76,139	$83,729	$98,272	$92,188	$67,815
Portfolio turnover rate	50.90	%(c)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	89

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.49		$11.36	$12.21	$10.17	$ 6.92	$18.96

Investment operations:
Net investment income (loss)(a)	(.02)		.06	.02	(.01)	(.01)	— (b)
Net realized and unrealized gain (loss)	2.17		1.07	(.87)	2.08	3.26	(9.87)

Total from investment operations	2.15		1.13	(.85)	2.07	3.25	(9.87)

Distributions to shareholders from:
Net investment income	(.16)		—	—	(.03)	—	—
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.16)		—	—	(.03)	—	(2.17)

Net asset value, end of period	$14.48		$12.49	$11.36	$12.21	$10.17	$ 6.92

Total Return(c)	17.39	%(d)	9.95%	(6.96)%	20.35%	46.97%	(58.10)%
Ratios to Average Net Assets:

Expenses, including expense reductions	1.05	%(d)	2.16%	2.13%	2.19%	2.42%	2.25%

Expenses, excluding expense reductions	1.05	%(d)	2.16%	2.13%	2.19%	2.42%	2.26%

Net investment income (loss)	(.15	)%(d)	.52%	.12%	(.13)%	(.15)%	(.01)%

Supplemental Data:

Net assets, end of period (000)	$6,488		$6,854	$9,439	$14,307	$17,103	$14,192
Portfolio turnover rate	50.90	%(d)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

90	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.41		$11.29	$12.14	$10.12	$ 6.88	$18.86

Investment operations:
Net investment income (loss)(a)	(.01)		.07	.02	(.01)	(.01)	—	(b)
Net realized and unrealized gain (loss)	2.15		1.06	(.87)	2.06	3.25	(9.81)

Total from investment operations	2.14		1.13	(.85)	2.05	3.24	(9.81)

Distributions to shareholders from:
Net investment income	(.18)		(.01)	—	(.03)	—	—
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.18)		(.01)	—	(.03)	—	(2.17)

Net asset value, end of period	$14.37		$12.41	$11.29	$12.14	$10.12	$ 6.88

Total Return(c)	17.42	%(d)	10.00%	(7.00)%	20.34%	47.09%	(58.09)%
Ratios to Average Net Assets:

Expenses, including expense reductions	1.04	%(d)	2.14%	2.10%	2.19%	2.42%	2.25%

Expenses, excluding expense reductions	1.04	%(d)	2.14%	2.10%	2.19%	2.42%	2.26%

Net investment income (loss)	(.11	)%(d)	.59%	.17%	(.13)%	(.14)%	.00	%(e)

Supplemental Data:

Net assets, end of period (000)	$15,854		$13,953	$15,603	$19,969	$21,668	$15,297
Portfolio turnover rate	50.90	%(d)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

See Notes to Financial Statements.	91

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.09		$11.94	$12.81	$10.65	$ 7.28	$19.81

Investment operations:
Net investment income(a)	.10		.18	.13	.10	.09	.09
Net realized and unrealized gain (loss)	2.21		1.09	(.91)	2.17	3.37	(10.31)

Total from investment operations	2.31		1.27	(.78)	2.27	3.46	(10.22)

Distributions to shareholders from:
Net investment income	(.29)		(.12)	(.09)	(.11)	(.09)	(.14)
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.29)		(.12)	(.09)	(.11)	(.09)	(2.31)

Net asset value, end of period	$15.11		$13.09	$11.94	$12.81	$10.65	$ 7.28

Total Return(b)	17.98	%(c)	10.83%	(6.16)%	21.47%	48.36%	(57.70)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.60	%(c)	1.27%	1.24%	1.28%	1.49%	1.42%

Expenses, excluding expense reductions	.60	%(c)	1.27%	1.24%	1.28%	1.49%	1.43%

Net investment income	.70	%(c)	1.47%	1.00%	.88%	1.00%	.84%

Supplemental Data:

Net assets, end of period (000)	$9,315		$944	$934	$934	$384	$121
Portfolio turnover rate	50.90	%(c)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

92	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.49		$12.30	$13.18	$10.96	$ 7.48	$20.29

Investment operations:
Net investment income(a)	.05		.19	.16	.11	.08	.14
Net realized and unrealized gain (loss)	2.34		1.13	(.95)	2.23	3.50	(10.64)

Total from investment operations	2.39		1.32	(.79)	2.34	3.58	(10.50)

Distributions to shareholders from:
Net investment income	(.30)		(.13)	(.09)	(.12)	(.10)	(.14)
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.30)		(.13)	(.09)	(.12)	(.10)	(2.31)

Net asset value, end of period	$15.58		$13.49	$12.30	$13.18	$10.96	$ 7.48

Total Return(b)	18.08	%(c)	10.96%	(6.01)%	21.50%	48.47%	(57.66)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.56	%(c)	1.17%	1.14%	1.18%	1.42%	1.27%

Expenses, excluding expense reductions	.56	%(c)	1.17%	1.14%	1.18%	1.42%	1.27%

Net investment income	.37	%(c)	1.54%	1.17%	.93%	.87%	1.05%

Supplemental Data:

Net assets, end of period (000)	$213,975		$195,785	$213,865	$232,027	$160,456	$110,838
Portfolio turnover rate	50.90	%(c)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	93

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.36		$12.17	$13.06	$10.86	$ 7.36	$20.00

Investment operations:
Net investment income(a)	.02		.14	.09	.05	.03	.07
Net realized and unrealized gain (loss)	2.32		1.12	(.94)	2.22	3.48	(10.46)

Total from investment operations	2.34		1.26	(.85)	2.27	3.51	(10.39)

Distributions to shareholders from:
Net investment income	(.25)		(.07)	(.04)	(.07)	(.01)	(.08)
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.25)		(.07)	(.04)	(.07)	(.01)	(2.25)

Net asset value, end of period	$15.45		$13.36	$12.17	$13.06	$10.86	$ 7.36

Total Return(b)	17.77	%(c)	10.49%	(6.51)%	21.05%	47.86%	(57.86)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.78	%(c)	1.62%	1.59%	1.64%	1.87%	1.70%

Expenses, excluding expense reductions	.78	%(c)	1.62%	1.59%	1.64%	1.87%	1.71%

Net investment income	.17	%(c)	1.14%	.69%	.44%	.36%	.55%

Supplemental Data:

Net assets, end of period (000)	$1,143		$929	$820	$900	$781	$834
Portfolio turnover rate	50.90	%(c)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

94	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.07		$11.90	$12.77	$10.64	$ 7.24	$19.80

Investment operations:
Net investment income(a)	.01		.11	.07	.03	.03	.06
Net realized and unrealized gain (loss)	2.26		1.11	(.92)	2.18	3.40	(10.32)

Total from investment operations	2.27		1.22	(.85)	2.21	3.43	(10.26)

Distributions to shareholders from:
Net investment income	(.23)		(.05)	(.02)	(.08)	(.03)	(.13)
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.23)		(.05)	(.02)	(.08)	(.03)	(2.30)

Net asset value, end of period	$15.11		$13.07	$11.90	$12.77	$10.64	$ 7.24

Total Return(b)	17.67	%(c)	10.35%	(6.68)%	20.90%	47.69%	(57.93)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.86	%(c)	1.76%	1.74%	1.79%	1.97%	1.84%

Expenses, excluding expense reductions	.86	%(c)	1.76%	1.74%	1.79%	1.97%	1.84%

Net investment income	.08	%(c)	.90%	.56%	.31%	.34%	.51%

Supplemental Data:

Net assets, end of period (000)	$108		$91	$95	$96	$91	$31
Portfolio turnover rate	50.90	%(c)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	95

Financial Highlights (concluded)
INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.98		$11.84	$12.72	$10.60	$ 7.27	$19.81

Investment operations:
Net investment income(a)	.01		.13	.10	.05	.01	.10
Net realized and unrealized gain (loss)	2.26		1.09	(.92)	2.17	3.41	(10.34)

Total from investment operations	2.27		1.22	(.82)	2.22	3.42	(10.24)

Distributions to shareholders from:
Net investment income	(.25)		(.08)	(.06)	(.10)	(.09)	(.13)
Net realized gain	—		—	—	—	—	(2.17)

Total distributions	(.25)		(.08)	(.06)	(.10)	(.09)	(2.30)

Net asset value, end of period	$15.00		$12.98	$11.84	$12.72	$10.60	$ 7.27

Total Return(b)	17.74	%(c)	10.49%	(6.51)%	21.04%	47.75%	(57.77)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.80	%(c)	1.65%	1.60%	1.67%	1.81%	1.52%

Expenses, excluding expense reductions	.80	%(c)	1.65%	1.60%	1.67%	1.81%	1.52%

Net investment income	.10	%(c)	1.11%	.74%	.45%	.14%	.81%

Supplemental Data:

Net assets, end of period (000)	$5,362		$6,212	$5,097	$3,016	$573	$22
Portfolio turnover rate	50.90	%(c)	91.18%	103.98%	83.13%	115.58%	130.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

96	See Notes to Financial Statements.

Financial Highlights
VALUE OPPORTUNITIES FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.99		$15.16	$14.45	$11.65	$9.91	$14.31

Investment operations:
Net investment
income (loss)(a)	.01		(.03)	(.05)	(.03)	(.04)	.04
Net realized and
unrealized gain (loss)	2.89		.92	.83	2.83	1.80	(3.92)

Total from investment
operations	2.90		.89	.78	2.80	1.76	(3.88)

Distributions to
shareholders from:
Net investment income	—		—	—	—	(.02)	(.01)
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Total distributions	—		(.06)	(.07)	—	(.02)	(.52)

Net asset value,
end of period	$18.89		$15.99	$15.16	$14.45	$11.65	$9.91

Total Return(b)	18.14	%(c)	5.89%	5.45%	24.03%	17.81%	(28.01)%
Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.64	%(c)	1.31%	1.31%	1.34%	1.35%	1.34%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.64	%(c)	1.31%	1.31%	1.34%	1.35%	1.33%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.64	%(c)	1.31%	1.31%	1.34%	1.46%	1.44%

Net investment income (loss)	.07	%(c)	(.19)%	(.29)%	(.19)%	(.34)%	.33%

Supplemental Data:

Net assets,
end of period (000)	$967,723		$870,567	$883,444	$582,806	$250,435	$117,992
Portfolio turnover rate	31.40	%(c)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	97

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class B Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.32		$14.63	$14.03	$11.39	$9.74	$14.14

Investment operations:
Net investment loss(a)	(.04)		(.12)	(.14)	(.11)	(.09)	(.04)
Net realized and
unrealized gain (loss)	2.77		.87	.81	2.75	1.74	(3.85)

Total from investment
operations	2.73		.75	.67	2.64	1.65	(3.89)

Distributions to
shareholders from:
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Net asset value,
end of period	$18.05		$15.32	$14.63	$14.03	$11.39	$9.74

Total Return(b)	17.82	%(c)	5.14%	4.83%	23.18%	16.94%	(28.40)%
Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.97	%(c)	1.96%	1.96%	1.99%	2.00%	1.99%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.97	%(c)	1.96%	1.96%	1.99%	2.00%	1.99%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.97	%(c)	1.96%	1.96%	1.99%	2.12%	2.09%

Net investment loss	(.25	)%(c)	(.83)%	(.91)%	(.85)%	(.95)%	(.32)%

Supplemental Data:

Net assets,
end of period (000)	$14,152		$13,315	$15,700	$19,110	$18,739	$14,239
Portfolio turnover rate	31.40	%(c)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

98	See Notes to Financial Statements.

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class C Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.32		$14.62	$14.03	$11.39	$9.74	$14.14

Investment operations:
Net investment loss(a)	(.04)		(.13)	(.14)	(.11)	(.10)	(.04)
Net realized and
unrealized gain (loss)	2.77		.89	.80	2.75	1.75	(3.85)

Total from investment
operations	2.73		.76	.66	2.64	1.65	(3.89)

Distributions to
shareholders from:
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Net asset value,
end of period	$18.05		$15.32	$14.62	$14.03	$11.39	$9.74

Total Return(b)	17.82	%(c)	5.21%	4.76%	23.18%	17.06%	(28.47)%
Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.97	%(c)	1.96%	1.96%	1.99%	2.00%	1.99%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.97	%(c)	1.96%	1.96%	1.99%	2.00%	1.98%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.97	%(c)	1.96%	1.96%	1.99%	2.11%	2.09%

Net investment loss	(.25	)%(c)	(.83)%	(.95)%	(.83)%	(.97)%	(.33)%

Supplemental Data:

Net assets,
end of period (000)	$274,782		$248,357	$263,798	$147,193	$79,527	$48,837
Portfolio turnover rate	31.40	%(c)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	99

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class F Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$16.07		$15.20	$14.45	$11.62	$9.91	$14.31

Investment operations:
Net investment
income (loss)(a)	.04		.01	(.01)	.01	(.02)	.06
Net realized and
unrealized gain (loss)	2.91		.92	.83	2.82	1.78	(3.91)

Total from investment
operations	2.95		.93	.82	2.83	1.76	(3.85)

Distributions to
shareholders from:
Net investment income	—		—	—	—	(.05)	(.04)
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Total distributions	—		(.06)	(.07)	—	(.05)	(.55)

Net asset value,
end of period	$19.02		$16.07	$15.20	$14.45	$11.62	$9.91

Total Return(b)	18.36	%(c)	6.13%	5.73%	24.25%	18.12%	(27.81)%
Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.52	%(c)	1.06%	1.07%	1.10%	1.09%	1.09%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.52	%(c)	1.06%	1.07%	1.10%	1.09%	1.09%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.52	%(c)	1.06%	1.07%	1.10%	1.20%	1.21%

Net investment income (loss)	.20	%(c)	.06%	(.06)%	.07%	(.19)%	.50%

Supplemental Data:

Net assets,
end of period (000)	$366,170		$369,321	$385,086	$168,415	$51,757	$4,157
Portfolio turnover rate	31.40	%(c)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

100	See Notes to Financial Statements.

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$16.23		$15.34	$14.57	$11.70	$9.98	$14.39

Investment operations:
Net investment income(a)	.04		.02	.01	.02	— (b)	.08
Net realized and
unrealized gain (loss)	2.95		.93	.83	2.85	1.78	(3.93)

Total from investment
operations	2.99		.95	.84	2.87	1.78	(3.85)

Distributions to
shareholders from:
Net investment income	—		—	—	—	(.06)	(.05)
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Total distributions	—		(.06)	(.07)	—	(.06)	(.56)

Net asset value,
end of period	$19.22		$16.23	$15.34	$14.57	$11.70	$9.98

Total Return(c)	18.42	%(d)	6.21%	5.82%	24.42%	18.27%	(27.77)%
Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.47	%(d)	.97%	.97%	.99%	1.00%	.99%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.47	%(d)	.97%	.97%	.99%	1.00%	.98%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.47	%(d)	.97%	.97%	.99%	1.12%	1.08%

Net investment income	.24	%(d)	.15%	.06%	.16%	.03%	.67%

Supplemental Data:

Net assets,
end of period (000)	$476,584		$411,546	$291,056	$190,103	$121,462	$74,335
Portfolio turnover rate	31.40	%(d)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	101

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class P Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.90		$15.09	$14.40	$11.62	$9.88	$14.28

Investment operations:
Net investment
income (loss)(a)	—	(b)	(.04)	(.05)	(.04)	(.04)	.03
Net realized and
unrealized gain (loss)	2.89		.91	.81	2.82	1.78	(3.91)

Total from investment
operations	2.89		.87	.76	2.78	1.74	(3.88)

Distributions to
shareholders from:
Net investment income	—		—	—	—	—	(.01)
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Total distributions	—		(.06)	(.07)	—	—	(.52)

Net asset value,
end of period	$18.79		$15.90	$15.09	$14.40	$11.62	$9.88

Total Return(c)	18.18	%(d)	5.78%	5.33%	23.92%	17.61%	(28.04)%

Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.69	%(d)	1.41%	1.41%	1.44%	1.45%	1.44%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.69	%(d)	1.41%	1.41%	1.44%	1.45%	1.43%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.69	%(d)	1.41%	1.41%	1.44%	1.57%	1.53%

Net investment income (loss)	.02	%(d)	(.24)%	(.35)%	(.29)%	(.39)%	.23%

Supplemental Data:

Net assets,
end of period (000)	$909		$918	$3,392	$4,344	$3,445	$2,905
Portfolio turnover rate	31.40	%(d)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

102	See Notes to Financial Statements.

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class R2 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.79		$15.01	$14.34	$11.59	$9.87	$14.30

Investment operations:
Net investment
income (loss)(a)	(.01)		(.07)	(.09)	(.06)	(.09)	.01
Net realized and
unrealized gain (loss)	2.86		.91	.83	2.81	1.81	(3.90)

Total from investment
operations	2.85		.84	.74	2.75	1.72	(3.89)

Distributions to
shareholders from:
Net investment income	—		—	—	—	—	(.03)
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Total distributions	—		(.06)	(.07)	—	—	(.54)

Net asset value,
end of period	$18.64		$15.79	$15.01	$14.34	$11.59	$9.87

Total Return(b)	18.05	%(c)	5.61%	5.21%	23.62%	17.53%	(28.14)%
Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.77	%(c)	1.56%	1.57%	1.60%	1.59%	1.58%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.77	%(c)	1.56%	1.57%	1.60%	1.59%	1.58%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.77	%(c)	1.56%	1.57%	1.60%	1.68%	1.66%

Net investment income (loss)	(.05	)%(c)	(.44)%	(.58)%	(.42)%	(.83)%	.11%

Supplemental Data:

Net assets,
end of period (000)	$11,962		$11,056	$8,804	$2,538	$1,466	$33
Portfolio turnover rate	31.40	%(c)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	103

Financial Highlights (concluded)
VALUE OPPORTUNITIES FUND

	Class R3 Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.83		$15.03	$14.34	$11.58	$9.87	$14.30

Investment operations:
Net investment
income (loss)(a)	—	(b)	(.05)	(.07)	(.04)	(.05)	.02
Net realized and
unrealized gain (loss)	2.86		.91	.83	2.80	1.78	(3.90)

Total from investment
operations	2.86		.86	.76	2.76	1.73	(3.88)

Distributions to
shareholders from:
Net investment income	—		—	—	—	(.02)	(.04)
Net realized gain	—		(.06)	(.07)	—	—	(.51)

Total distributions	—		(.06)	(.07)	—	(.02)	(.55)

Net asset value,
end of period	$18.69		$15.83	$15.03	$14.34	$11.58	$9.87

Total Return(c)	18.07	%(d)	5.74%	5.35%	23.73%	17.69%	(28.08)%
Ratios to Average Net Assets:

Expenses, excluding expense
reductions and including
management fee waived
and expenses reimbursed	.72	%(d)	1.46%	1.47%	1.49%	1.49%	1.49%

Expenses, including expense
reductions, management
fee waived and expenses
reimbursed	.72	%(d)	1.46%	1.47%	1.49%	1.49%	1.49%

Expenses, excluding expense
reductions, management
fee waived and expenses
reimbursed	.72	%(d)	1.46%	1.47%	1.50%	1.61%	1.58%

Net investment income (loss)	(.01	)%(d)	(.35)%	(.47)%	(.31)%	(.50)%	.19%

Supplemental Data:

Net assets,
end of period (000)	$100,280		$86,441	$64,504	$20,456	$4,227	$1,814
Portfolio turnover rate	31.40	%(d)	58.84%	56.87%	69.83%	77.87%	83.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

104	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes

Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett International Core Equity Fund (“International Core Equity Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A, C, F, I, R2 and R3
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, B, C, F, I, P, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Alpha Strategy Fund has not issued Class P shares. Effective February 11, 2013, Class B of Growth Leaders Fund commenced investment operations.

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

On March 22, 2013, Growth Leaders Fund acquired the net assets of Lord Abbett Stock Appreciation Fund (“Stock Appreciation Fund”). Refer to Note 13 Reorganizations for additional information.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Notes to Financial Statements (unaudited)(continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2009 through October 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions on each Fund’s Statement of Operations.

(h)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase

Notes to Financial Statements (unaudited)(continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

          The following is a summary of the inputs used as of April 30, 2013 in valuing each Fund’s investments carried at fair value:

Alpha Strategy Fund(1)					Fundamental Equity Fund(1)

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$—	$—	$—	$—	$5,152,235	$—	$—	$5,152,235
Investments in Underlying Funds	941,304	—	—	941,304	—	—	—	—
Repurchase Agreement	—	937	—	937	—	5,470	—	5,470

Total	$941,304	$937	$—	$942,241	$5,152,235	$5,470	$—	$5,157,705

Growth Leaders Fund(1)					International Core Equity Fund(1)

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)

Common Stocks	$172,832	$—	$—	$172,832	$738,161	$3,231	(2)	$—	$741,392
Repurchase Agreement	—	2,271	—	2,271	—	47,727		—	47,727

Total	$172,832	$2,271	$—	$175,103	$738,161	$50,958		$—	$789,119

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—	$—	$3,070		$—	$3,070
Liabilities	—	—	—	—	—	(1,715)		—	(1,715)

Total	$—	$—	$—	$—	$—	$1,355		$—	$1,355

International Dividend Income Fund(1)						International Opportunities Fund(1)

Investment Type*	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,177,230	$8,186	(2)	$—	$2,185,416	$323,536	$—	$—	$323,536
Preferred Stocks	22,506	—		—	22,506	4,726	—	—	4,726
Repurchase Agreement	—	40,310		—	40,310	—	1,297	—	1,297

Total	$2,199,736	$48,496		$—	$2,248,232	$328,262	$1,297	$—	$329,559

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$16,171		$—	$16,171	$—	$1,789	$—	$1,789
Liabilities	—	(8,851)		—	(8,851)	—	(578)	—	(578)

Total	$—	$7,320		$—	$7,320	$—	$1,211	$—	$1,211

Value Opportunities Fund(1)

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,129,426	$—	$—	$2,129,426
Repurchase Agreement	—	52,119	—	52,119

Total	$2,129,426	$52,119	$—	$2,181,545

*	See Schedule of Investments for fair values in each industry or investment strategy of underlying funds and identification of foreign issuers and/or geography.
(1)	There were no level transfers during the period ended April 30, 2013.
(2)	Globaltrans Investment plc (Russia) represents the Fund’s only level 2 common stock as of April 30, 2013.

(k)

Disclosures about Derivative Instruments and Hedging Activities–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts for the six months ended April 30, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the

Notes to Financial Statements (unaudited)(continued)

duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of April 30, 2013, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

	Asset Derivatives(1)	Liability Derivatives(2)

International Core Equity Fund	$3,069,642	$1,714,837
International Dividend Income Fund	16,171,273	8,851,760
International Opportunities Fund	1,789,001	578,104

	Net Realized Gain(3)	Net Change in Unrealized Appreciation/ Depreciation(4)	Average Notional Amounts*(5)

International Core Equity Fund	$682,887	$1,466,365	$269,212,123
International Dividend Income Fund	41,487,964	3,257,356	1,304,085,301
International Opportunities Fund	403,458	784,542	94,077,671

*	Calculated based on the notional amounts for the six months ended April 30, 2013.
(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies.
(5)	Amount represents notional amounts in U.S. dollars.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2013, the effective management fee, net of any applicable waivers or reimbursements, was based on each Fund’s average daily net assets at the following annualized rates:

Effective Management Fee

Alpha Strategy Fund	.00%(1)
Fundamental Equity Fund	.52%(2)
Growth Leaders Fund	.00%(3)
International Core Equity Fund	.42%(4)
International Dividend Income Fund	.54%(4)
International Opportunities Fund	.75%(5)
Value Opportunities Fund	.72%(6)

(1)

The management fee for Alpha Strategy Fund is based on the Fund’s average daily net assets at an annual rate of .10%. For the period ended April 30, 2013 and continuing through February 28, 2014, Lord Abbett has contractually agreed to waive .05% of its management fee. For the six months ended April 30, 2013, Lord Abbett voluntarily waived an additional .05% of its management fee. Lord Abbett may discontinue the voluntary reimbursement or change the level of its voluntary reimbursement at any time.

(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

(4)

The management fee for International Core Equity Fund and International Dividend Income Fund is based on the Fund’s average daily net assets. Effective March 1, 2013, the management agreement was amended, resulting in the following annual rates:

	Effective March 1, 2013	Prior to March 1, 2013

First $1 billion	.70%	.75%
Next $1 billion	.65%	.70%
Over $2 billion	.60%	.65%

(5)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(6)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets. Effective March 1, 2013, the management agreement was amended, resulting in the following annual rates:

	Effective March 1, 2013	Prior to March 1, 2013

First $1 billion	.75%	.75%
Next $1 billion	.70%	.70%
Next $3 billion	.65%	.65%
Over $5 billion	.58%	.65%

Notes to Financial Statements (unaudited)(continued)

For the period ended April 30, 2013 and continuing through February 28, 2014, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following annual rates:

Fund	Rate

Growth Leaders Fund	.50%
International Core Equity Fund	.77%
International Dividend Income Fund	.77%

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Alpha Strategy Fund, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2013, the percentages of Fundamental Equity Fund’s, Growth Leaders Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Fundamental Equity Fund	Growth Leaders Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

Alpha Strategy Fund	—	—	—	—	55.44%	4.19%
Balanced Strategy Fund	—	—	—	10.77%	—	—
Diversified Equity Strategy Fund	.41%	12.05%	3.33%	—	5.05%	.95%
Diversified Income Strategy Fund	—	—	—	3.67%	—	—
Global Allocation Fund	—	—	—	3.57%	—	—
Growth & Income Strategy Fund	—	—	—	8.21%	—	1.40%

12b-1 Distribution Plan
Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C	Class F	Class P(2)	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	The Class A 12b-1 fees for Alpha Strategy Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2013:

	Distributor Commissions	Dealers’ Concessions

Alpha Strategy Fund	$102,770	$566,632
Fundamental Equity Fund	281,208	1,540,077
Growth Leaders Fund	12,198	65,087
International Core Equity Fund	64,920	346,353
International Dividend Income Fund	348,103	1,878,407
International Opportunities Fund	16,876	90,903
Value Opportunities Fund	104,710	578,131

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended April 30, 2013:

	Class A	Class C

Alpha Strategy Fund	$44	$7,777
Fundamental Equity Fund	12,921	28,297
Growth Leaders Fund	4,775	784
International Core Equity Fund	1,311	1,975
International Dividend Income Fund	7,418	14,379
International Opportunities Fund	233	1,481
Value Opportunities Fund	3,015	12,687

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2013 and the fiscal year ended October 31, 2012 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund

	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012

Distributions paid from:
Ordinary income	$1,215,018	$—	$28,885,490	$8,731,966
Net long-term capital gains	36,729,787	2,851,136	53,172,105	96,046,077

Total distributions paid	$37,944,805	$2,851,136	$82,057,595	$104,778,043

Growth Leaders Fund			International Core Equity Fund

	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012

Distributions paid from:
Ordinary income	$86,295	$5,968	$17,152,810	$16,446,351

Total distributions paid	$86,295	$5,968	$17,152,810	$16,446,351

Notes to Financial Statements (unaudited)(continued)

	International Dividend Income Fund		International Opportunities Fund

	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012

Distributions paid from:
Ordinary income	$15,937,179	$67,866,479	$6,062,457	$2,944,502

Total distributions paid	$15,937,179	$67,866,479	$6,062,457	$2,944,502

Value Opportunities Fund

	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012

Distributions paid from:
Net long-term capital gains	$—	$7,161,018

Total distributions paid	$—	$7,161,018

As of October 31, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Indefinite	Total

Fundamental Equity Fund	$5,123,220	$—	$—	$5,123,220
Growth Leaders Fund	—	15,711,703	—	15,711,703
International Core Equity Fund	101,070,389	232,452,344	10,533,146	344,055,879
International Dividend Income Fund	7,593,041	13,669,537	92,798,551	114,061,129
International Opportunities Fund	—	59,542,093	—	59,542,093
Value Opportunities Fund	—	—	5,885,399	5,885,399

As of March 22, 2013 (the date Growth Leaders Fund acquired the net assets of Stock Appreciation Fund), the cumulative allowable capital loss carryforwards of Stock Appreciation Fund transferred into Growth Leaders Fund were $15,711,703. These amounts may be subject to IRC limitations in the year of the merger.

As of June 15, 2012 (the date Fundamental Equity Fund acquired the net assets of Lord Abbett Large Cap Value Fund (“Large Cap Value Fund”)), the cumulative allowable capital loss carryforwards of Large Cap Value Fund transferred into Fundamental Equity Fund were $5,607,470. These amounts are subject to IRC annual limitations.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Tax cost	$738,497,287	$4,143,488,239	$162,780,404

Gross unrealized gain	203,743,568	1,019,101,807	13,491,872
Gross unrealized loss	—	(4,884,930)	(1,168,961)

Net unrealized security gain	$203,743,568	$1,014,216,877	$12,322,911

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund

Tax cost	$684,108,592	$2,007,897,161	$283,377,670

Gross unrealized gain	113,922,254	269,895,731	54,367,416
Gross unrealized loss	(8,911,868)	(29,560,737)	(8,185,709)

Net unrealized security gain	$105,010,386	$240,334,994	$46,181,707

Value Opportunities Fund

Tax cost	$1,710,070,709

Gross unrealized gain	490,318,843
Gross unrealized loss	(18,844,163)

Net unrealized security gain	$471,474,680

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Alpha Strategy Fund	$32,225,392	$62,294,661
Fundamental Equity Fund	1,789,613,918	2,009,219,513
Growth Leaders Fund	138,051,448	131,020,711
International Core Equity Fund	310,747,901	382,075,599
International Dividend Income Fund	981,972,631	656,739,104
International Opportunities Fund	153,985,280	165,125,479
Value Opportunities Fund	644,012,330	838,798,400

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2013.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds (except for Alpha Strategy Fund) and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. Effective April 1, 2013, the Funds and the participating funds entered into a short term extension of the Facility through June 30, 2013. As of April 30, 2013, there were no loans pursuant to this Facility, nor was the Facility utilized any time during the six months ended April 30, 2013. Subsequent to April 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended April 30, 2013:

Affiliated Issuer	Balance of Shares Held at 10/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2013	Fair Value at 4/30/2013	Net Realized Gain (loss) 11/1/2012 to 4/30/2013		Dividend Income 11/1/2012 to 4/30/2012

Lord Abbett Developing Growth Fund, Inc. – Class I	7,304,502	702,379	(217,193)	7,789,688	$188,510,449	$13,336,884	(a)	$—
Lord Abbett Securities Trust – International Opportunities Fund – Class I	13,041,845	541,831	(1,371,715)	12,211,961	190,262,349	(1,543,160)		3,776,880
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	5,771,909	167,597	(579,155)	5,360,351	94,127,772	1,243,484	(b)	—
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	3,236,470	15,732	(234,713)	3,017,489	93,029,190	(93,656)		58,968
Lord Abbett Equity Trust – Small-Cap Blend Fund – Class I	5,134,095	106,075	(181,562)	5,058,608	92,926,629	(427,812)		191,205
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	5,070,161	156,878	(326,747)	4,900,292	188,024,218	5,186,780	(c)	1,696,899
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5,316,888	—	(404,152)	4,912,736	94,422,783	1,465,774		—

					$941,303,390	$19,168,294		$5,723,952

(a)	Includes $12,484,856 of distributed capital gains.
(b)	Includes $610,091 of distributed capital gains.
(c)	Includes $3,633,813 of distributed capital gains.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which Fundamental Equity Fund and Growth Leaders Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company

Notes to Financial Statements (unaudited)(continued)

stocks. Small and mid-sized company stocks, in which Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Growth Leaders Fund employs a growth investing style and Fundamental Equity Fund, International Dividend Income Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Dividend Income Fund is subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transaction costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies.

International Opportunities Fund is subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments, small-cap companies, and derivatives.

Due to their investments in multinational and foreign companies, Fundamental Equity Fund, Growth Leaders Fund, Value Opportunities Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,464,725	$37,892,734	2,744,394	$65,776,411
Converted from Class B*	43,832	1,134,800	98,618	2,352,294
Reinvestment of distributions	658,966	16,032,632	52,615	1,177,003
Shares reacquired	(2,704,084)	(68,947,557)	(4,862,332)	(114,861,666)

Decrease	(536,561)	$(13,887,391)	(1,966,705)	$(45,555,958)

Class B Shares

Shares sold	12,045	$285,717	26,108	$595,005
Reinvestment of distributions	38,949	881,431	3,822	80,274
Shares reacquired	(97,394)	(2,326,964)	(238,199)	(5,402,978)
Converted to Class A*	(47,168)	(1,134,800)	(105,294)	(2,352,294)

Decrease	(93,568)	$(2,294,616)	(313,563)	$(7,079,993)

Class C Shares

Shares sold	667,270	$15,722,175	1,240,736	$27,780,678
Reinvestment of distributions	345,497	7,763,311	26,850	559,832
Shares reacquired	(1,050,563)	(24,767,487)	(2,045,175)	(45,478,583)

Decrease	(37,796)	$(1,282,001)	(777,589)	$(17,138,073)

Class F Shares

Shares sold	917,925	$23,568,266	2,147,676	$50,410,369
Reinvestment of distributions	178,670	4,352,397	14,535	325,435
Shares reacquired	(1,200,881)	(30,813,438)	(2,725,631)	(65,356,755)

Decrease	(104,286)	$(2,892,775)	(563,420)	$(14,620,951)

Class I Shares

Shares sold	584,828	$14,518,188	172,714	$4,159,050
Reinvestment of distributions	39,680	974,536	2,583	58,300
Shares reacquired	(34,786)	(902,946)	(601,810)	(14,841,437)

Increase (decrease)	589,722	$14,589,778	(426,513)	$(10,624,087)

Class R2 Shares

Shares sold	16,141	$406,129	56,946	$1,352,217
Reinvestment of distributions	1,228	29,460	69	1,514
Shares reacquired	(47,240)	(1,207,520)	(84,622)	(2,041,694)

Decrease	(29,871)	$(771,931)	(27,607)	$(687,963)

Class R3 Shares

Shares sold	239,541	$6,096,934	436,089	$10,302,836
Reinvestment of distributions	52,435	1,261,076	3,977	88,040
Shares reacquired	(441,417)	(11,403,283)	(421,261)	(9,977,820)

Increase (decrease)	(149,441)	$(4,045,273)	18,805	$413,056

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	12,427,875	$174,320,963	39,985,762	$506,102,792
Converted from Class B*	1,044,752	14,592,447	2,454,435	31,130,048
Reinvestment of distributions	3,274,779	41,622,437	4,400,057	50,688,649
Shares reacquired	(24,808,006)	(343,223,801)	(52,610,694)	(667,045,386)
Shares issued in reorganization (See Note 13)	—	—	2,156,271	26,522,140

Decrease	(8,060,600)	$(112,687,954)	(3,614,169)	$(52,601,757)

Class B Shares

Shares sold	84,329	$1,105,099	259,123	$3,094,646
Reinvestment of distributions	71,129	859,945	210,371	2,303,564
Shares reacquired	(605,878)	(7,920,893)	(1,491,769)	(18,070,978)
Converted to Class A*	(1,100,184)	(14,592,447)	(2,588,385)	(31,130,048)
Shares issued in reorganization (See Note 13)	—	—	135,760	1,581,601

Decrease	(1,550,604)	$(20,548,296)	(3,474,900)	$(42,221,215)

Class C Shares

Shares sold	3,290,533	$43,556,254	9,592,080	$115,153,465
Reinvestment of distributions	650,031	7,819,878	1,197,637	13,066,217
Shares reacquired	(7,601,975)	(98,758,767)	(15,179,762)	(183,197,750)
Shares issued in reorganization (See Note 13)	—	—	536,052	6,223,563

Decrease	(3,661,411)	$(47,382,635)	(3,853,993)	$(48,754,505)

Class F Shares

Shares sold	5,405,147	$75,073,957	22,401,344	$279,779,635
Reinvestment of distributions	771,334	9,749,667	1,049,284	12,014,305
Shares reacquired	(9,426,371)	(128,737,344)	(29,070,202)	(369,441,214)
Shares issued in reorganization (See Note 13)	—	—	37,059	453,972

Decrease	(3,249,890)	$(43,913,720)	(5,582,515)	$(77,193,302)

Class I Shares

Shares sold	4,302,752	$60,361,864	17,857,696	$224,988,551
Reinvestment of distributions	568,497	7,248,343	526,879	6,085,451
Shares reacquired	(4,658,499)	(63,662,106)	(8,203,133)	(107,105,769)
Shares issued in reorganization (See Note 13)	—	—	342,949	4,238,850

Increase	212,750	$3,948,101	10,524,391	$128,207,083

Class P Shares

Shares sold	154,122	$2,137,897	424,212	$5,277,811
Reinvestment of distributions	36,924	464,505	59,153	673,752
Shares reacquired	(530,751)	(7,294,827)	(848,069)	(10,726,453)
Shares issued in reorganization (See Note 13)	—	—	1,089	13,238

Decrease	(339,705)	$(4,692,425)	(363,615)	$(4,761,652)

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class R2 Shares	Shares	Amount	Shares	Amount

Shares sold	182,064	$2,462,911	777,833	$9,731,475
Reinvestment of distributions	16,785	210,491	23,061	261,971
Shares reacquired	(380,849)	(5,158,333)	(687,844)	(8,640,098)
Shares issued in reorganization (See Note 13)	—	—	851	10,317

Increase (decrease)	(182,000)	$(2,484,931)	113,901	$1,363,665

Class R3 Shares

Shares sold	1,909,934	$26,548,264	9,889,962	$123,846,562
Reinvestment of distributions	369,357	4,653,906	386,918	4,418,600
Shares reacquired	(2,999,744)	(40,649,467)	(3,992,062)	(50,712,344)
Shares issued in reorganization (See Note 13)	—	—	20,100	244,818

Increase (decrease)	(720,453)	$(9,447,297)	6,304,918	$77,797,636

Growth Leaders Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	477,580	$7,692,476	827,488	$12,762,189
Converted from Class B*	15,591	266,991
Reinvestment of distributions	2,867	43,300	—	—
Shares reacquired	(322,666)	(5,215,549)	(356,168)	(5,434,181)
Shares issued in reorganization (See Note 13)	4,278,452	72,904,811	—	—

Increase	4,451,824	$75,692,029	471,320	$7,328,008

	Period Ended April 30, 2013 (unaudited)†

Class B Shares	Shares	Amount

Shares sold	2,036	$34,671
Shares reacquired	(12,225)	(208,463)
Converted to Class A*	(15,614)	(266,991)
Shares issued in reorganization (See Note 13)	461,335	7,851,924

Increase	435,532	$7,411,141

	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	62,335	$1,024,986	118,327	$1,815,979
Reinvestment of distributions	260	3,916	—	—
Shares reacquired	(67,228)	(1,122,143)	(4,025)	(61,737)
Shares issued in reorganization (See Note 13)	1,536,103	25,898,702	—	—

Increase	1,531,470	$25,805,461	114,302	$1,754,242

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	57,718	$963,062	236,829	$3,656,780
Reinvestment of distributions	1,270	19,109	17	239
Shares reacquired	(56,034)	(912,512)	(399,733)	(5,645,144)
Shares issued in reorganization (See Note 13)	245,384	4,183,797	—	—

Increase (decrease)	248,338	$4,253,456	(162,887)	$(1,988,125)

Class I Shares

Shares sold	164,078	$2,592,074	133,948	$2,032,231
Reinvestment of distributions	6	84	2	23
Shares reacquired	(95,363)	(1,485,613)	(90,997)	(1,382,487)
Shares issued in reorganization (See Note 13)	1,446,353	24,674,785	—	—

Increase	1,515,074	$25,781,330	42,953	$649,767

Class R2 Shares

Shares sold	4.016	$73	—	$—
Reinvestment of distributions	1.371	21	—	—
Shares issued in reorganization (See Note 13)	618.000	10,574	—	—

Increase	623.387	$10,668	—	$—

Class R3 Shares

Shares sold	27,070	$463,155	302	$4,681
Reinvestment of distributions	2	24	—	—
Shares reacquired	(8,042)	(138,454)	(229)	(3,644)
Shares issued in reorganization (See Note 13)	341,718	5,829,710	—	—

Increase	360,748	$6,154,435	73	$1,037

International Core Equity Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	2,073,145	$24,900,400	3,727,406	$41,287,807
Converted from Class B*	139,377	1,701,628	176,957	1,972,039
Reinvestment of distributions	714,184	8,348,808	787,259	8,030,039
Shares reacquired	(4,240,856)	(50,581,100)	(10,252,135)	(113,126,489)

Decrease	(1,314,150)	$(15,630,264)	(5,560,513)	$(61,836,604)

Class B Shares

Shares sold	34,319	$406,575	41,508	$454,177
Reinvestment of distributions	25,470	294,946	28,856	291,736
Shares reacquired	(237,372)	(2,786,463)	(625,293)	(6,835,933)
Converted to Class A*	(140,974)	(1,701,628)	(179,135)	(1,972,039)

Decrease	(318,557)	$(3,786,570)	(734,064)	$(8,062,059)

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	246,477	$2,928,215	435,377	$4,753,980
Reinvestment of distributions	67,697	783,929	68,444	692,650
Shares reacquired	(752,603)	(8,889,597)	(1,872,058)	(20,516,594)

Decrease	(438,429)	$(5,177,453)	(1,368,237)	$(15,069,964)

Class F Shares

Shares sold	5,776,088	$70,605,743	8,371,734	$90,303,015
Reinvestment of distributions	336,329	3,901,418	187,398	1,896,476
Shares reacquired	(9,085,719)	(109,687,192)	(2,457,327)	(26,960,730)

Increase (decrease)	(2,973,302)	$(35,180,031)	6,101,805	$65,238,761

Class I Shares

Shares sold	1,405,714	$16,815,873	5,807,790	$60,866,395
Reinvestment of distributions	214,728	2,520,909	430,129	4,404,522
Shares reacquired	(639,935)	(7,691,436)	(16,582,054)	(180,734,077)

Increase (decrease)	980,507	$11,645,346	(10,344,135)	$(115,463,160)

Class P Shares

Shares sold	1,283	$15,390	5,023	$55,967
Reinvestment of distributions	430	5,020	591	6,018
Shares reacquired	(6,384)	(74,099)	(22,920)	(249,460)

Decrease	(4,671)	$(53,689)	(17,306)	$(187,475)

Class R2 Shares

Shares sold	16,953	$196,728	20,563	$221,494
Reinvestment of distributions	466	5,432	323	3,297
Shares reacquired	(2,101)	(24,941)	(29,013)	(325,485)

Increase (decrease)	15,318	$177,219	(8,127)	$(100,694)

Class R3 Shares

Shares sold	235,440	$2,795,557	685,964	$7,557,743
Reinvestment of distributions	33,748	389,117	24,704	249,019
Shares reacquired	(311,243)	(3,684,091)	(323,827)	(3,552,458)

Increase (decrease)	(42,055)	$(499,417)	386,841	$4,254,304

International Dividend Income Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	24,948,587	$209,235,103	56,664,307	$434,591,248
Reinvestment of distributions	611,015	5,088,412	2,852,503	21,595,541
Shares reacquired	(11,797,275)	(97,444,669)	(15,575,692)	(118,722,581)

Increase	13,762,327	$116,878,846	43,941,118	$337,464,208

Class C Shares

Shares sold	4,002,879	$33,425,917	7,586,498	$58,324,210
Reinvestment of distributions	42,875	354,645	238,003	1,789,711
Shares reacquired	(755,143)	(6,289,442)	(1,035,013)	(7,783,211)

Increase	3,290,611	$27,491,120	6,789,488	$52,330,710

Notes to Financial Statements (unaudited)(continued)

International Dividend Income Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	8,861,667	$74,147,576	16,261,875	$126,253,262
Reinvestment of distributions	122,166	1,019,262	409,351	3,107,094
Shares reacquired	(3,638,119)	(30,765,774)	(3,646,404)	(27,845,351)

Increase	5,345,714	$44,401,064	13,024,822	$101,515,005

Class I Shares

Shares sold	15,776,249	$132,358,481	51,100,305	$393,452,662
Reinvestment of distributions	865,486	7,226,754	4,160,567	31,622,657
Shares reacquired	(6,326,213)	(52,221,399)	(11,980,127)	(92,074,620)

Increase	10,315,522	$87,363,836	43,280,745	$333,000,699

Class R2 Shares

Shares sold	35,026	$300,711	59,977	$477,167
Reinvestment of distributions	138	1,166	376	2,913
Shares reacquired	(20,469)	(177,948)	(3,857)	(29,286)

Increase	14,695	$123,929	56,496	$450,794

Class R3 Shares

Shares sold	408,170	$3,466,479	4,481,895	$34,454,066
Reinvestment of distributions	26,942	226,031	148,376	1,138,500
Shares reacquired	(375,220)	(3,102,560)	(467,185)	(3,666,647)

Increase	59,892	$589,950	4,163,086	$31,925,919

International Opportunities Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	512,329	$7,123,521	571,200	$6,970,134
Converted from Class B*	39,504	548,756	84,119	1,031,741
Reinvestment of distributions	105,973	1,398,849	48,282	528,688
Shares reacquired	(752,387)	(10,234,532)	(1,902,468)	(23,143,319)

Decrease	(94,581)	$(1,163,406)	(1,198,867)	$(14,612,756)

Class B Shares

Shares sold	15,252	$200,963	13,973	$163,791
Reinvestment of distributions	6,350	79,951	—	—
Shares reacquired	(81,011)	(1,064,059)	(207,503)	(2,417,152)
Converted to Class A*	(41,524)	(548,756)	(88,508)	(1,031,741)

Decrease	(100,933)	$(1,331,901)	(282,038)	$(3,285,102)

Class C Shares

Shares sold	140,068	$1,825,120	133,306	$1,541,145
Reinvestment of distributions	14,686	183,427	947	9,818
Shares reacquired	(176,241)	(2,311,539)	(391,251)	(4,492,730)

Decrease	(21,487)	$(302,992)	(256,998)	$(2,941,767)

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	559,620	$8,048,309	27,200	$326,612
Reinvestment of distributions	1,397	18,284	786	8,537
Shares reacquired	(16,840)	(230,240)	(34,100)	(422,407)

Increase (decrease)	544,177	$7,836,353	(6,114)	$(87,258)

Class I Shares

Shares sold	567,996	$7,921,272	668,608	$8,076,274
Reinvestment of distributions	303,804	4,098,308	203,773	2,278,186
Shares reacquired	(1,644,646)	(23,036,113)	(3,754,194)	(46,866,735)

Decrease	(772,846)	$(11,016,533)	(2,881,813)	$(36,512,275)

Class P Shares

Shares sold	5,222	$73,561	9,237	$116,256
Reinvestment of distributions	1,281	17,169	435	4,835
Shares reacquired	(2,066)	(29,062)	(7,514)	(94,510)

Increase	4,437	$61,668	2,158	$26,581

Class R2 Shares

Shares sold	508	$6,963	1,414	$17,337
Reinvestment of distributions	108	1,418	25	268
Shares reacquired	(394)	(5,551)	(2,471)	(29,392)

Increase (decrease)	222	$2,830	(1,032)	$(11,787)

Class R3 Shares

Shares sold	134,763	$1,848,909	230,198	$2,766,699
Reinvestment of distributions	9,010	117,316	3,414	36,875
Shares reacquired	(264,810)	(3,773,302)	(185,619)	(2,225,383)

Increase (decrease)	(121,037)	$(1,807,077)	47,993	$578,191

Value Opportunities Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	5,909,545	$104,385,928	16,555,751	$258,790,532
Converted from Class B*	30,794	547,639	86,539	1,336,917
Reinvestment of distributions	—	—	211,564	3,044,400
Shares reacquired	(9,176,990)	(157,366,035)	(20,683,779)	(320,940,218)

Decrease	(3,236,651)	$(52,432,468)	(3,829,925)	$(57,768,369)

Class B Shares

Shares sold	12,034	$198,308	46,272	$697,395
Reinvestment of distributions	—	—	3,513	48,759
Shares reacquired	(64,786)	(1,060,519)	(164,436)	(2,472,173)
Converted to Class A*	(32,184)	(547,639)	(89,917)	(1,336,917)

Decrease	(84,936)	$(1,409,850)	(204,568)	$(3,062,936)

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	1,079,012	$18,367,910	3,511,263	$52,966,007
Reinvestment of distributions	—	—	56,316	781,663
Shares reacquired	(2,064,734)	(33,855,673)	(5,397,467)	(81,438,102)

Decrease	(985,722)	$(15,487,763)	(1,829,888)	$(27,690,432)

Class F Shares

Shares sold	3,164,108	$56,098,449	13,711,141	$213,852,078
Reinvestment of distributions	—	—	69,134	998,292
Shares reacquired	(6,888,684)	(116,884,983)	(16,135,037)	(253,947,633)

Decrease	(3,724,576)	$(60,786,534)	(2,354,762)	$(39,097,263)

Class I Shares

Shares sold	2,382,770	$41,834,704	12,381,658	$195,795,308
Reinvestment of distributions	—	—	70,413	1,025,918
Shares reacquired	(2,936,414)	(51,552,906)	(6,077,148)	(95,981,797)

Increase (decrease)	(553,644)	$(9,718,202)	6,374,923	$100,839,429

Class P Shares

Shares sold	3,262	$57,142	32,674	$507,505
Reinvestment of distributions	—	—	795	11,405
Shares reacquired	(12,639)	(225,889)	(200,514)	(3,140,409)

Decrease	(9,377)	$(168,747)	(167,045)	$(2,621,499)

Class R2 Shares

Shares sold	148,927	$2,603,314	501,459	$7,801,233
Reinvestment of distributions	—	—	1,329	18,938
Shares reacquired	(207,355)	(3,660,875)	(389,132)	(6,032,819)

Increase (decrease)	(58,428)	$(1,057,561)	113,656	$1,787,352

Class R3 Shares

Shares sold	1,055,558	$18,469,693	2,867,553	$44,674,892
Reinvestment of distributions	—	—	17,214	245,647
Shares reacquired	(1,152,062)	(19,919,450)	(1,715,112)	(26,611,496)

Increase (decrease)	(96,504)	$(1,449,757)	1,169,655	$18,309,043

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	For the period February 11, 2013 (commencement of operations) to April 30, 2013.

13.	REORGANIZATIONS

(a)

Growth Leaders Fund–As of the close of business on March 22, 2013, Growth Leaders Fund acquired the net assets of Stock Appreciation Fund pursuant to a plan of reorganization approved by Stock Appreciation Fund’s shareholders on March 15, 2013. The reorganization permitted Stock Appreciation Fund shareholders to pursue substantially similar investment objectives and strategies, but as part of a larger fund with greater investment flexibility and lower expenses. The acquisition was accomplished by a tax-free exchange whereas holders of 21,349,426 shares of Stock Appreciation Fund outstanding on March 22, 2013 received

Notes to Financial Statements (unaudited)(continued)

8,309,963 shares (valued at $141,354,303) of Growth Leaders Fund. Stock Appreciation Fund’s net assets at the date of the acquisition, including $10,076,074 of unrealized appreciation, $25,576 of distributions in excess of net investment income, and $16,819,492 of accumulated net realized losses, were combined with those of Growth Leaders Fund. The cost basis of securities received from Stock Appreciation Fund was carried forward.

The total net assets of Growth Leaders Fund immediately before the transfer were $31,440,888. Total net assets of Stock Appreciation Fund immediately before the transfer were $141,354,303. Total net assets of Growth Leaders Fund immediately after the transfer were $172,795,191.

The following table illustrates share conversion ratios of the reorganization on March 22, 2013:

Conversion
Class	Ratio

A	0.395053
B	0.363226
C	0.366714
F	0.400346
I	0.404730
R2	0.400841
R3	0.391788

Had the acquisition been completed on November 1, 2012, the beginning of the current reporting period of Growth Leaders Fund, the Fund’s condensed pro forma results of operations for the six months ended April 30, 2013, would be as follows:

Net investment income	$125,398
Net realized and unrealized gain	32,740,722
Net increase in net assets resulting from operations	32,866,120

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Stock Appreciation Fund’s portfolio holdings have been included in Growth Leaders Fund’s Statement of Operations since the date of acquisition.

(b)

Fundamental Equity Fund–As of the close of business on June 15, 2012, Fundamental Equity Fund acquired the net assets of Large Cap Value Fund pursuant to a plan of reorganization approved by Large Cap Value Fund’s shareholders on May 18, 2012. The reorganization permitted Large Cap Value Fund shareholders to pursue substantially similar investment objectives and strategies, but as part of a larger fund with greater investment flexibility and lower expenses. The acquisition was accomplished by a tax-free exchange whereas holders of 4,041,590 shares of Large Cap Value Fund outstanding on June 15, 2012 received 3,230,131 shares (valued at $39,288,499) of Fundamental Equity Fund. Large Cap Value Fund’s net assets at the date of the acquisition, including $3,457,796 of unrealized appreciation, $7,730 of distributions in excess of net investment income, and $14,876,070 of accumulated net realized losses, were combined with those of Fundamental Equity Fund. The cost basis of securities received from Large Cap Value Fund was carried forward.

The total net assets of Fundamental Equity Fund immediately before the transfer were $4,619,436,391. Total net assets of Large Cap Value Fund immediately before the transfer were $39,288,499. Total net assets of Fundamental Equity Fund immediately after the transfer were $4,658,724,890.

Notes to Financial Statements (unaudited)(concluded)

The following table illustrates share conversion ratios of the reorganization on June 15, 2012:

Conversion
Class	Ratio

A	0.792366
B	0.826215
C	0.827692
F	0.790408
I	0.790558
P	0.804581
R2	0.814447
R3	0.796634

Had the acquisition been completed on November 1, 2011, the beginning of the current reporting period of Fundamental Equity Fund, the Fund’s condensed pro forma results of operations for the year ended October 31, 2012, would be as follows:

Net investment income	$28,890,815
Net realized and unrealized gain	299,455,283
Net increase in net assets resulting from operations	328,346,098

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Large Cap Value Fund’s portfolio holdings have been included in Fundamental Equity Fund’s Statement of Operations since the date of acquisition.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities, and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 and ASU 2013-1 will have on the Funds’ financial statement disclosures.

15.	SUBSEQUENT EVENT

On February 28, 2013, Lord Abbett Equity Trust – Lord Abbett Small Cap Blend Fund’s (“Small Cap Blend Fund”) Board approved a proposal to reorganize the Fund into Value Opportunities Fund to create a single larger fund. The reorganization requires the approval of Small Cap Blend Fund’s shareholders at a future shareholder meeting.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2013, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Developing Growth Fund, Inc. – Class I	20.03%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	20.21%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Growth Fund – Class I	10.00%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Value Fund – Class I	9.88%
Lord Abbett Equity Trust – Lord Abbett Small-Cap Blend Fund – Class I	9.87%
Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund – Class I	19.98%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	10.03%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Cree, Inc.	1.77%
CoStar Group, Inc.	1.67%
Medidata Solutions, Inc.	1.62%
Financial Engines, Inc.	1.53%
BioMarin Pharmaceutical, Inc.	1.53%
First Solar, Inc.	1.46%
Avis Budget Group, Inc.	1.46%
Team Health Holdings, Inc.	1.41%
Lumber Liquidators Holdings, Inc.	1.36%
Hexcel Corp.	1.33%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.58%
Consumer Staples	4.35%
Energy	5.36%
Financials	6.03%
Health Care	22.08%
Industrials	16.81%
Information Technology	27.65%
Materials	0.72%
Short-Term Investment	2.42%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

Safilo Group SpA	2.14%
K’s Holdings Corp.	1.95%
Ashtead Group plc	1.90%
Ingenico	1.70%
Loomis AB	1.69%
Intrum Justitia AB	1.62%
VTech Holdings Ltd.	1.57%
Filinvest Land, Inc.	1.53%
PT Bank Tabungan Negara Persero Tbk	1.53%
Berkeley Group Holdings plc	1.52%

Holdings by Sector*	% of Investments

Consumer Discretionary	24.59%
Consumer Staples	9.16%
Energy	4.68%
Financials	22.18%
Health Care	4.79%
Industrials	15.82%
Information Technology	8.09%
Materials	6.18%
Telecommunication Services	0.96%
Utilities	3.16%
Short-Term Investment	0.39%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments

ACADIA Pharmaceuticals, Inc.	2.72%
Aegerion Pharmaceuticals, Inc.	2.19%
Xoom Corp.	2.18%
Flotek Industries, Inc.	2.02%
Proofpoint, Inc.	1.91%
Celldex Therapeutics, Inc.	1.78%
SunPower Corp.	1.73%
RigNet, Inc.	1.70%
Proto Labs, Inc.	1.66%
Spectranetics Corp. (The)	1.65%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	18.06%
Consumer Staples	2.17%
Energy	3.50%
Financials	4.16%
Health Care	32.75%
Industrials	13.80%
Information Technology	23.18%
Materials	2.03%
Short-Term Investment	0.35%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments

Multi-Color Corp.	2.51%
Marlin Business Services Corp.	2.06%
CAI International, Inc.	2.04%
Virtusa Corp.	1.99%
Computer Task Group, Inc.	1.79%
TMS International Corp. Class A	1.78%
Electronics for Imaging, Inc.	1.72%
Rush Enterprises, Inc. Class A	1.72%
Asbury Automotive Group, Inc.	1.71%
Overhill Farms, Inc.	1.71%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.34%
Consumer Staples	1.71%
Energy	0.45%
Financials	31.06%
Health Care	5.39%
Industrials	29.30%
Information Technology	9.30%
Materials	6.93%
Utilities	2.61%
Short-Term Investment	1.91%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Small Cap Blend Fund

Ten Largest Holdings	% of Investments

Oshkosh Corp.	2.69%
Brinker International, Inc.	2.50%
Greatbatch, Inc.	2.46%
Berry Plastics Group, Inc.	2.28%
ExamWorks Group, Inc.	2.23%
Bally Technologies, Inc.	2.14%
SS&C Technologies Holdings, Inc.	2.10%
KapStone Paper and Packaging Corp.	2.05%
Jones Lang LaSalle, Inc.	2.03%
SVB Financial Group	2.03%

Holdings by Sector*	% of Investments

Consumer Discretionary	16.66%
Consumer Staples	3.23%
Energy	1.01%
Financials	26.13%
Health Care	10.15%
Industrials	16.02%
Information Technology	9.23%
Materials	8.21%
Utilities	3.29%
Short-Term Investment	6.07%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments

Ryder System, Inc.	1.40%
Team Health Holdings, Inc.	1.30%
TAL International Group, Inc.	1.29%
Superior Energy Services, Inc.	1.20%
EMCOR Group, Inc.	1.17%
Avis Budget Group, Inc.	1.13%
Pebblebrook Hotel Trust	1.13%
Reliance Steel & Aluminum Co.	1.12%
First Industrial Realty Trust, Inc.	1.12%
Navigators Group, Inc. (The)	1.11%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments

Consumer Discretionary	9.17%
Consumer Staples	1.94%
Energy	5.67%
Financials	26.99%
Health Care	12.07%
Industrials	20.39%
Information Technology	10.08%
Materials	8.38%
Utilities	3.44%
Short-Term Investment	1.87%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Rock-Tenn Co. Class A	1.92%
Alterra Capital Holdings Ltd.	1.86%
Hertz Global Holdings, Inc.	1.75%
Rovi Corp.	1.73%
Abercrombie & Fitch Co. Class A	1.63%
Jacobs Engineering Group, Inc.	1.60%
Reliance Steel & Aluminum Co.	1.56%
Comerica, Inc.	1.53%
Hartford Financial Services Group, Inc.	1.52%
TAL International Group, Inc.	1.47%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.46%
Consumer Staples	4.15%
Energy	5.25%
Financials	27.51%
Health Care	7.31%
Industrials	12.00%
Information Technology	14.95%
Materials	10.52%
Utilities	5.46%
Short-Term Investment	2.39%

Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In addition, for each of the Funds other than Alpha Strategy Fund, the Board received detailed performance attribution analysis.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended September 30, 2012. As to Alpha Strategy Fund, the Board observed that the investment performance of the Class A shares was below the median of the performance universe for the nine-month, one-year, three-year, and five-year periods and above that of the performance universe for the ten-year period. As to Fundamental Equity Fund, the Board observed that the investment performance of the Class A shares was below the medians of the peer group for the nine-month, one-year, and three-year periods and above the medians for the five-year and ten-year periods. As to Growth Leaders Fund,

Approval of Advisory Contract (continued)

the Board observed that the investment performance of the Class A shares was below the median of the peer group for the nine-month and one-year periods. As to International Core Equity Fund, the Board observed that the investment performance of the Class A shares was below the median of the peer group for each of the periods. As to International Dividend Income Fund, the Board observed that the investment performance of the Class A shares was very close to the medians of one peer group and below the medians of a second peer group. As to International Opportunities Fund, the Board observed that the investment performance of the Class A shares was above the medians of the peer groups for some periods and below for other periods. As to Value Opportunities Fund, the Board observed that the investment performance of the Class A shares was below the medians of the peer groups for the nine-month, one-year, and three-year periods and above the medians for the five-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of each Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that the expense ratios of some classes were below the medians of the peer groups and other classes were above the medians. As to Fundamental Equity Fund, the Board observed that the expense ratios were below or the same as the medians of the peer group. As to Growth Leaders Fund, the Board observed that the expense ratios were well below the medians of the peer group. As to International Core Equity Fund, the Board observed that the expense ratios were below the medians of the peer group. As to International Dividend Income Fund, the Board observed that the expense ratios were well below the medians of the peer groups. As to each of International Opportunities Fund and Value Opportunities Fund, the Board observed that the Board observed that the expense ratios of some classes were below the medians of the peer groups and other classes were above the medians. In addition, as to each of International Core Equity Fund, International Dividend Income Fund, and Value Opportunities Fund, the Board noted that Lord Abbett had agreed to a new fee schedule to the management agreement, effective March 1, 2013.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing

Approval of Advisory Contract (concluded)

administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund
Lord Abbett Fundamental Equity Fund
Lord Abbett Growth Leaders Fund
Lord Abbett International Core Equity Fund
Lord Abbett International Dividend Income Fund
Lord Abbett International Opportunities Fund
Lord Abbett Value Opportunities Fund

LST-3-0413 (06/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the six-month period ended April 30, 2013

Table of Contents

1	A Letter from Lord Abbett

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Micro Cap Growth

8	Micro Cap Value

11	Statements of Assets and Liabilities

12	Statements of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

19	Notes to Financial Statements

26	Supplemental Information to Shareholders

Lord Abbett Securities Trust
Lord Abbett Micro Cap Growth Fund and Lord Abbett Micro Cap Value Fund Semiannual Report
For the six-month period ended April 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2013. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 through April 30, 2013).

Actual Expenses

          For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/12 – 4/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A*
Actual	$1,000.00	$1,207.60	$10.45

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.34	$ 9.54
Class I
Actual	$1,000.00	$1,208.50	$ 9.91

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.80	$ 9.05

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.91% for Class A and 1.81% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*

The annualized expenses for Class A have been restated to 1.81%. Had the restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$9.91	$9.05

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	18.06%

Consumer Staples	2.17%

Energy	3.50%
Financials	4.16%

Health Care	32.75%

Industrials	13.80%

Information Technology	23.18%

Materials	2.03%

Short-Term Investment	0.35%

Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A*
Actual	$1,000.00	$1,129.00	$9.82

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.56	$9.30
Class I
Actual	$1,000.00	$1,129.30	$9.40

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.86% for Class A and 1.78% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*

The annualized expenses for Class A have been restated to 1.78%. Had the restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$9.40	$8.90

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	11.34%

Consumer Staples	1.71%

Energy	0.45%

Financials	31.06%

Health Care	5.39%

Industrials	29.30%

Information Technology	9.30%

Materials	6.93%

Utilities	2.61%

Short-Term Investment	1.91%

Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)
MICRO CAP GROWTH FUND April 30, 2013

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 98.11%

COMMON STOCKS 98.11%

Air Freight & Logistics 0.89%
Echo Global Logistics, Inc.*	58,884	$1,022

Biotechnology 16.78%
ACADIA Pharmaceuticals, Inc.*	239,058	3,082
Achillion Pharmaceuticals, Inc.*	125,193	944
Aegerion Pharmaceuticals, Inc.*	59,198	2,489
Array BioPharma, Inc.*	214,454	1,276
Celldex Therapeutics, Inc.*	154,966	2,022
Genomic Health, Inc.*	19,438	590
Infinity Pharmaceuticals, Inc.*	28,366	1,222
Intercept Pharmaceuticals, Inc.*	21,477	731
Keryx Biopharmaceuticals, Inc.*	174,146	1,419
LipoScience, Inc.*	108,604	938
Neurocrine Biosciences, Inc.*	88,972	1,027
Puma Biotechnology, Inc.*	42,102	1,355
Sarepta Therapeutics, Inc.*	32,859	954
TESARO, Inc.*	46,985	1,293

Total		19,342

Building Products 1.15%
Trex Co., Inc.*	27,136	1,321

Capital Markets 2.12%
HFF, Inc. Class A	74,056	1,551
Piper Jaffray Cos.*	26,473	894

Total		2,445

Chemicals 1.99%
Flotek Industries, Inc.*	143,189	2,297

Commercial Banks 1.03%
Western Alliance Bancorp*	80,455	1,184

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 2.73%
EnerNOC, Inc.*	98,233	$1,721
Performant Financial Corp.*	146,246	1,423

Total		3,144

Communications Equipment 1.02%
Infinera Corp.*	139,468	1,174

Construction & Engineering 1.00%
Orion Marine Group, Inc.*	125,774	1,152

Diversified Consumer Services 1.38%
LifeLock, Inc.*	176,294	1,587

Electronic Equipment, Instruments & Components 0.71%
FARO Technologies, Inc.*	21,059	817

Energy Equipment & Services 1.90%
Geospace Technologies Corp.*	3,072	259
RigNet, Inc.*	79,828	1,932

Total		2,191

Food & Staples Retailing 1.04%
Natural Grocers by Vitamin Cottage, Inc.*	48,013	1,204

Food Products 1.09%
Annie’s, Inc.*	33,381	1,261

Health Care Equipment & Supplies 9.83%
DexCom, Inc.*	106,751	1,752
Endologix, Inc.*	101,033	1,517
GenMark Diagnostics, Inc.*	117,416	1,826
Insulet Corp.*	35,084	886
Novadaq Technologies, Inc. (Canada)*(a)	104,899	1,413
Spectranetics Corp. (The)*	100,159	1,868
SurModics, Inc.*	44,144	1,168
Vascular Solutions, Inc.*	56,460	898

Total		11,328

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
MICRO CAP GROWTH FUND April 30, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 1.44%
IPC The Hospitalist Co., Inc.*	24,901	$1,136
MWI Veterinary Supply, Inc.*	4,484	528

Total		1,664

Health Care Technology 0.29%
Vocera Communications, Inc.*	16,839	333

Hotels, Restaurants & Leisure 6.05%
AFC Enterprises, Inc.*	41,693	1,329
Chuy’s Holdings, Inc.*	50,943	1,666
Del Frisco’s Restaurant Group, Inc.*	51,042	863
Multimedia Games Holding Co., Inc.*	70,621	1,742
Sonic Corp.*	109,416	1,371

Total		6,971

Household Durables 2.52%
iRobot Corp.*	40,498	1,178
SodaStream International Ltd. (Israel)*(a)	32,170	1,732

Total		2,910

Information Technology Services 1.21%
EPAM Systems, Inc.*	64,651	1,390

Insurance 0.46%
Hilltop Holdings, Inc.*	40,015	536

Internet & Catalog Retail 1.00%
Overstock.com, Inc.*	55,356	1,151

Internet Software & Services 7.76%
Angie’s List, Inc.*	62,668	1,519
Cornerstone OnDemand, Inc.*	26,927	977
Demandware, Inc.*	11,159	305
E2open, Inc.*	42,162	599
Marin Software, Inc.*	51,854	762
NIC, Inc.	50,165	845
Trulia, Inc.*	50,454	1,466
Xoom Corp.*	133,831	2,471

Total		8,944

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 1.11%
Fluidigm Corp.*	75,963	$1,279

Machinery 3.58%
ExOne Co. (The)*	35,328	1,357
Proto Labs, Inc.*	36,769	1,878
RBC Bearings, Inc.*	18,536	891

Total		4,126

Media 1.21%
Shutterstock, Inc.*	33,390	1,392

Oil, Gas & Consumable Fuels 1.54%
GasLog Ltd. (Monaco)(a)	139,070	1,780

Pharmaceuticals 2.79%
Cadence Pharmaceuticals, Inc.*	202,303	1,432
Santarus, Inc.*	97,340	1,788

Total		3,220

Professional Services 1.60%
WageWorks, Inc.*	71,982	1,844

Semiconductors & Semiconductor Equipment 4.70%
Intermolecular, Inc.*	127,021	1,106
MagnaChip Semiconductor Corp. (South Korea)*(a)	52,673	845
MEMC Electronic Materials, Inc.*	279,177	1,508
SunPower Corp.*	144,444	1,963

Total		5,422

Software 7.43%
Imperva, Inc.*	43,946	1,713
Infoblox, Inc.*	75,023	1,659
Jive Software, Inc.*	61,991	843
Proofpoint, Inc.*	118,510	2,171
PROS Holdings, Inc.*	52,543	1,362
Silver Spring Networks, Inc.*	45,007	812

Total		8,560

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
MICRO CAP GROWTH FUND April 30, 2013

Investments	Shares	Fair Value (000)

Specialty Retail 5.63%
America’s Car-Mart, Inc.*	20,513	$949
Asbury Automotive Group, Inc.*	30,538	1,224
Lithia Motors, Inc. Class A	23,279	1,153
Lumber Liquidators Holdings, Inc.*	13,589	1,114
MarineMax, Inc.*	70,826	821
Tile Shop Holdings, Inc.*	49,370	1,224

Total		6,485

Thrifts & Mortgage Finance 0.48%
Home Loan Servicing Solutions Ltd.	24,349	552

Trading Companies & Distributors 2.65%
DXP Enterprises, Inc.*	13,283	888
H&E Equipment Services, Inc.	56,395	1,148
Rush Enterprises, Inc. Class A*	44,463	1,018

Total		3,054

Total Common Stocks (cost $88,294,238)		113,082

WARRANT 0.00%

Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp.*(b) (cost $0)	13,683	—	(c)

Total Long-Term Investments (cost $88,294,238)		113,082

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.34%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $405,000 of U.S. Treasury Bill at Zero Coupon due 4/3/2014; value: $404,393; proceeds: $396,418 (cost $396,418)	$396	$396

Total Investments in Securities 98.45% (cost $88,690,656)		113,478

Other Assets in Excess of Liabilities 1.55%		1,785

Net Assets 100.00%		$115,263

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $10.50 and expiration date of 10/14/2013.
(c)	Valued at zero as of April 30, 2013.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)
MICRO CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.08%

Aerospace & Defense 0.99%
LMI Aerospace, Inc.*	63,477	$1,358

Auto Components 3.28%
Dorman Products, Inc.	38,300	1,445
Drew Industries, Inc.	54,475	1,967
Gentherm, Inc.*	72,000	1,097

Total		4,509

Chemicals 4.11%
Balchem Corp.	41,400	1,794
KMG Chemicals, Inc.	101,948	1,872
Quaker Chemical Corp.	32,100	1,981

Total		5,647

Commercial Banks 15.90%
Bank of Marin Bancorp	44,600	1,766
Bryn Mawr Bank Corp.	69,782	1,621
CoBiz Financial, Inc.	185,164	1,585
Lakeland Financial Corp.	50,000	1,340
MidSouth Bancorp, Inc.	127,946	2,010
Northrim BanCorp, Inc.	76,074	1,657
Park Sterling Corp.*	237,900	1,363
Renasant Corp.	27,000	616
Sandy Spring Bancorp, Inc.	103,600	2,122
SCBT Financial Corp.	44,060	2,105
Southern National Bancorp of Virginia, Inc.	126,400	1,273
Sterling Bancorp	207,200	2,337
Washington Banking Co.	147,701	2,038

Total		21,833

Commercial Services & Supplies 9.95%
McGrath RentCorp	66,700	2,072
Mobile Mini, Inc.*	74,100	2,084
Multi-Color Corp.	133,486	3,452
Performant Financial Corp.*	193,300	1,881
Team, Inc.*	44,900	1,740

Investments	Shares	Fair Value (000)

TMS International Corp. Class A*	169,100	$2,442

Total		13,671

Computers & Peripherals 1.72%
Electronics for Imaging, Inc.*	88,400	2,362

Construction & Engineering 1.60%
MYR Group, Inc.*	96,500	2,200

Diversified Financial Services 2.06%
Marlin Business Services Corp.	116,576	2,825

Electrical Equipment 2.72%
AZZ, Inc.	32,600	1,379
Powell Industries, Inc.*	36,295	1,787
Thermon Group Holdings, Inc.*	29,000	568

Total		3,734

Electronic Equipment, Instruments & Components 2.55%
CTS Corp.	151,025	1,608
Measurement Specialties, Inc.*	44,159	1,889

Total		3,497

Energy Equipment & Services 0.45%
Tesco Corp.*	50,700	619

Food Products 1.71%
Overhill Farms, Inc.*	587,957	2,352

Gas Utilities 1.41%
Chesapeake Utilities Corp.	36,300	1,937

Health Care Equipment & Supplies 1.63%
ICU Medical, Inc.*	11,800	711
SurModics, Inc.*	57,915	1,532

Total		2,243

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
MICRO CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 3.76%
BioScrip, Inc.*	142,100	$1,969
CorVel Corp.*	39,020	1,852
U.S. Physical Therapy, Inc.	56,145	1,340

Total		5,161

Hotels, Restaurants & Leisure 0.61%
Marcus Corp. (The)	65,463	841

Information Technology Services 3.78%
Computer Task Group, Inc.	119,779	2,458
Virtusa Corp.*	123,081	2,734

Total		5,192

Insurance 1.91%
AMERISAFE, Inc.	30,500	996
Donegal Group, Inc. Class A	110,805	1,622

Total		2,618

Machinery 1.46%
Commercial Vehicle Group, Inc.*	120,228	843
Twin Disc, Inc.	54,400	1,160

Total		2,003

Media 1.24%
Carmike Cinemas, Inc.*	97,100	1,705

Metals & Mining 1.73%
A. M. Castle & Co.*	41,900	726
Universal Stainless & Alloy Products, Inc.*	47,068	1,645

Total		2,371

Paper & Forest Products 1.09%
Neenah Paper, Inc.	52,275	1,503

Professional Services 0.40%
Exponent, Inc.	10,539	555

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 6.75%
Agree Realty Corp.	56,500	$1,699
Campus Crest Communities, Inc.	157,400	2,150
CapLease, Inc.	248,000	1,741
Parkway Properties, Inc.	115,000	2,096
Terreno Realty Corp.	84,100	1,583

Total		9,269

Road & Rail 4.06%
Celadon Group, Inc.	95,700	1,607
Marten Transport Ltd.	82,349	1,677
Roadrunner Transportation Systems, Inc.*	101,600	2,287

Total		5,571

Software 1.25%
Tangoe, Inc.*	133,300	1,714

Specialty Retail 6.20%
America’s Car-Mart, Inc.*	18,150	840
Asbury Automotive Group, Inc.*	58,700	2,353
Lithia Motors, Inc. Class A	44,500	2,204
MarineMax, Inc.*	103,400	1,198
Shoe Carnival, Inc.	83,900	1,748
Tilly’s, Inc.*	11,601	167

Total		8,510

Thrifts & Mortgage Finance 4.45%
Federal Agricultural Mortgage Corp. Class C	71,445	2,271
HomeStreet, Inc.	76,700	1,649
Territorial Bancorp, Inc.	93,500	2,186

Total		6,106

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)
MICRO CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 8.11%
CAI International, Inc.*	109,600	$2,794
Essex Rental Corp.*	366,584	1,595
H&E Equipment Services, Inc.	115,500	2,351
Rush Enterprises, Inc. Class A*	102,839	2,354
Titan Machinery, Inc.*	90,900	2,051

Total		11,145

Water Utilities 1.20%
Connecticut Water Service, Inc.	57,900	1,649

Total Common Stocks (cost $102,249,910)		134,700

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.91%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $2,645,000 of U.S. Treasury Note at 1.25% due 4/15/2014; value: $2,674,664; proceeds: $2,621,184 (cost $2,621,183)	$2,621	$2,621

Total Investments in Securities 99.99% (cost $104,871,093)		137,321

Other Assets in Excess of Liabilities 0.01%		11

Net Assets 100.00%		$137,332

*	Non-income producing security.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2013

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$88,690,656	$104,871,093

Investments in securities, at fair value	$113,477,666	$137,321,050
Receivables:
Investment securities sold	3,199,421	1,295,216
Interest and dividends	3,409	46,546
Capital shares sold	19,846	19,446
From advisor (See Note 3)	2,964	11,193
Prepaid expenses	5,094	13,076

Total assets	116,708,400	138,706,527

LIABILITIES:
Payables:
Investment securities purchased	1,255,537	1,141,975
Management fee	141,322	168,073
12b-1 distribution fees	3,167	11,628
Trustees’ fees	7,899	10,216
Fund administration	3,769	4,482
To affiliate (See Note 3)	5,873	5,751
Accrued expenses	27,551	31,913

Total liabilities	1,445,118	1,374,038

NET ASSETS	$115,263,282	$137,332,489

COMPOSITION OF NET ASSETS:
Paid-in capital	$83,839,383	$103,715,235
Accumulated net investment loss	(2,429,445)	(330,410)
Accumulated net realized gain on investments	9,066,334	1,497,707
Net unrealized appreciation on investments	24,787,010	32,449,957

Net Assets	$115,263,282	$137,332,489

Net assets by class:
Class A Shares	$8,336,347	$28,612,349
Class I Shares	$106,926,935	$108,720,140
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	495,783	955,546
Class I Shares	6,088,258	3,526,065
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.81	$29.94
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.84	$31.77
Class I Shares-Net asset value	$17.56	$30.83

See Notes to Financial Statements.	11

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2013

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$165,304	$1,334,554
Interest	131	94

Total investment income	165,435	1,334,648

Expenses:
Management fee	803,997	982,410
12b-1 distribution plan-Class A	3,641	11,495
Shareholder servicing	10,354	18,997
Professional	20,893	20,961
Reports to shareholders	3,115	3,639
Fund administration	21,440	26,198
Custody	6,900	5,128
Trustees’ fees	1,520	1,876
Registration	13,912	13,923
Subsidy (See Note 3)	90,067	91,302
Other	1,408	1,641

Gross expenses	977,247	1,177,570
Expense reductions (See Note 7)	(7)	(16)

Net expenses	977,240	1,177,554

Net investment income (loss)	(811,805)	157,094

Net realized and unrealized gain:
Net realized gain on investments	9,622,848	5,848,566
Net change in unrealized appreciation/depreciation on investments	12,276,776	9,901,153

Net realized and unrealized gain	21,899,624	15,749,719

Net Increase in Net Assets Resulting From Operations	$21,087,819	$15,906,813

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Micro Cap Growth Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment loss	$(811,805)	$(1,814,689)
Net realized gain on investments	9,622,848	1,219,638
Net change in unrealized appreciation/depreciation on investments	12,276,776	6,331,957

Net increase in net assets resulting from operations	21,087,819	5,736,906

Distributions to shareholders from:
Net realized gain
Class A	(87,341)	(2,348,826)
Class I	(648,390)	(13,998,254)

Total distributions to shareholders	(735,731)	(16,347,080)

Capital share transactions (See Note 11):
Net proceeds from sales of shares	7,637,246	4,579,643
Reinvestment of distributions	696,469	14,787,271
Cost of shares reacquired	(14,803,857)	(16,580,478)

Net increase (decrease) in net assets resulting from capital share transactions	(6,470,142)	2,786,436

Net increase (decrease) in net assets	13,881,946	(7,823,738)

NET ASSETS:
Beginning of period	$101,381,336	$109,205,074

End of period	$115,263,282	$101,381,336

Accumulated net investment loss	$(2,429,445)	$(1,617,640)

See Notes to Financial Statements.	13

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund

INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment income (loss)	$157,094	$(183,858)
Net realized gain on investments	5,848,566	3,480,033
Net change in unrealized appreciation/depreciation on investments	9,901,153	15,593,852

Net increase in net assets resulting from operations	15,906,813	18,890,027

Distributions to shareholders from:
Net investment income
Class I	(68,689)	—

Total distributions to shareholders	(68,689)	—

Capital share transactions (See Note 11):
Net proceeds from sales of shares	6,741,468	1,918,385
Reinvestment of distributions	58,968	—
Cost of shares reacquired	(12,780,311)	(14,368,859)

Net decrease in net assets resulting from capital share transactions	(5,979,875)	(12,450,474)

Net increase in net assets	9,858,249	6,439,553

NET ASSETS:
Beginning of period	$127,474,240	$121,034,687

End of period	$137,332,489	$127,474,240

Accumulated net investment loss	$(330,410)	$(418,815)

14	See Notes to Financial Statements.

Financial Highlights
MICRO CAP GROWTH FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.03		$15.98	$15.47	$11.32	$ 9.07	$17.36

Investment operations:
Net investment loss(a)		(.12)	(.28)	(.33)	(.27)	(.19)	(.24)
Net realized and unrealized gain (loss)	3.01		.79	.84	4.42	2.44	(7.71)

Total from investment operations	2.89		.51	.51	4.15	2.25	(7.95)

Distributions to shareholders from:
Net realized gain		(.11)	(2.46)	—	—	—	(.34)

Net asset value, end of period	$16.81		$14.03	$15.98	$15.47	$11.32	$ 9.07

Total Return(b)	20.76	%(c)	4.86%	3.30%	36.66%	24.81%	(46.57)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.95	%(c)	2.09%	2.07%	2.10%	2.09%	2.09%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.95	%(c)	2.09%	2.07%	2.10%	2.09%	2.09%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(c)	2.09%	2.07%	2.11%	2.30%	2.23%

Net investment loss	(.80	)%(c)	(1.92)%	(1.98)%	(2.03)%	(1.99)%	(1.88)%

Supplemental Data:

Net assets, end of period (000)	$8,336		$11,484	$15,271	$13,779	$10,421	$5,264
Portfolio turnover rate	91.08	%(c)	119.77%	120.62%	115.89%	147.34%	173.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (concluded)
MICRO CAP GROWTH FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.64		$16.52	$15.96	$11.65	$ 9.31	$17.76

Investment operations:
Net investment loss(a)		(.12)	(.25)	(.30)	(.24)	(.17)	(.22)
Net realized and unrealized gain (loss)	3.15		.83	.86	4.55	2.51	(7.89)

Total from investment operations	3.03		.58	.56	4.31	2.34	(8.11)

Distributions to shareholders from:
Net realized gain		(.11)	(2.46)	—	—	—	(.34)

Net asset value, end of period	$17.56		$14.64	$16.52	$15.96	$11.65	$ 9.31

Total Return(b)	20.85	%(c)	5.10%	3.57%	37.00%	25.13%	(46.41)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.90	%(c)	1.84%	1.82%	1.85%	1.85%	1.84%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.90	%(c)	1.84%	1.82%	1.85%	1.85%	1.84%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.90	%(c)	1.84%	1.82%	1.86%	2.05%	1.98%

Net investment loss	(.75	)%(c)	(1.68)%	(1.73)%	(1.78)%	(1.75)%	(1.64)%

Supplemental Data:

Net assets, end of period (000)	$106,927		$89,897	$93,934	$90,033	$53,973	$44,336
Portfolio turnover rate	91.08	%(c)	119.77%	120.62%	115.89%	147.34%	173.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights
MICRO CAP VALUE FUND

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$26.52		$22.88	$23.33	$18.57	$16.94	$28.90

Investment operations:
Net investment income (loss)(a)	.02		(.08)	(.29)	(.31)	(.19)	(.22)
Net realized and unrealized gain (loss)	3.40		3.72	(.16)	5.07	1.82	(9.79)

Total from investment operations	3.42		3.64	(.45)	4.76	1.63	(10.01)

Distributions to shareholders from:
Net realized gain	—		—	—	—	—	(1.95)

Net asset value, end of period	$29.94		$26.52	$22.88	$23.33	$18.57	$16.94

Total Return(b)	12.90	%(c)	15.91%	(1.93)%	25.63%	9.62%	(36.82)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.92	%(c)	2.05%	2.04%	2.06%	2.10%	2.09%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.92	%(c)	2.05%	2.04%	2.06%	2.10%	2.08%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.92	%(c)	2.05%	2.04%	2.06%	2.22%	2.14%

Net investment income (loss)	.07	%(c)	(.32)%	(1.17)%	(1.48)%	(1.14)%	(.95)%

Supplemental Data:

Net assets, end of period (000)	$28,612		$30,512	$26,239	$30,139	$22,730	$17,522
Portfolio turnover rate	19.36	%(c)	34.25%	56.97%	48.03%	42.27%	56.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (concluded)
MICRO CAP VALUE FUND

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)		Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.32		$23.50	$23.91	$18.98	$17.27	$29.36

Investment operations:
Net investment income (loss)(a)	.04		(.02)	(.24)	(.27)	(.15)	(.16)
Net realized and unrealized gain (loss)	3.49		3.84	(.17)	5.20	1.86	(9.98)

Total from investment operations	3.53		3.82	(.41)	4.93	1.71	(10.14)

Distributions to shareholders from:
Net investment income		(.02)	—	—	—	—	—
Net realized gain	—		—	—	—	—	(1.95)

Net asset value, end of period	$30.83		$27.32	$23.50	$23.91	$18.98	$17.27

Total Return(b)	12.93	%(c)	16.21%	(1.67)%	25.97%	9.90%	(36.68)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.80%	1.79%	1.81%	1.85%	1.84%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.80%	1.79%	1.81%	1.85%	1.83%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.80%	1.79%	1.81%	1.97%	1.89%

Net investment income (loss)	.13	%(c)	(.09)%	(.92)%	(1.23)%	(.90)%	(.70)%

Supplemental Data:

Net assets, end of period (000)	$108,720		$96,962	$94,796	$85,868	$57,977	$47,883
Portfolio turnover rate	19.36	%(c)	34.25%	56.97%	48.03%	42.27%	56.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as

19

Notes to Financial Statements (unaudited)(continued)

reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended October 31 2009 through October 31, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear class-specific expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

20

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing each Fund’s investments carried at fair value:

	Micro Cap Growth Fund					Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$113,082	$—	$—		$113,082	$134,700	$—	$—	$134,700
Warrant	—	—	—	(1)	—	—	—	—	—
Repurchase Agreement	—	396	—		396	—	2,621	—	2,621
Total	$113,082	$396	$—		$113,478	$134,700	$2,621	$—	$137,321

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended April 30, 2013.
(1)	Fair value of Magnum Hunter Resources Corp. was zero at the beginning and end of the period.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the six months ended April 30, 2013.

21

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period November 1, 2012 and continuing through February 28, 2013, Lord Abbett contractually agreed to waive all or a portion of its management fee for each Fund and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that each class’ total net annual operating expenses, excluding 12b-1 fees, do not exceed an annualized rate of 1.85%. Effective March 1, 2013, the contractual waiver was discontinued.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the “Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2013, the percentages of Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund were 81.41% and 67.33%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. For the period through December 31, 2012, the fees accrued daily at an annual rate of .25% based upon each Fund’s average daily net assets attributable to Class A shares. From January 1, 2013 through February 28, 2013, the Distributor voluntarily waived the fees. Effective March 1, 2013, the Board authorized a Class A 12b-1 fee rate of .00%.

Class I shares do not have a distribution plan.

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

22

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended April 30, 2013 and the fiscal year ended October 31, 2012 was as follows:

	Micro Cap Growth Fund		Micro Cap Value Fund

	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012

Distributions paid from:
Ordinary income	$—	$—	$68,689	$—
Net long-term capital gains	735,731	16,347,080	—	—

Total distributions paid	$735,731	$16,347,080	$68,689	$—

As of October 31, 2012, Micro Cap Value Fund had a capital loss carryforward of $4,255,555, set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund

Tax cost	$89,778,762	$105,223,775

Gross unrealized gain	25,387,402	33,555,390
Gross unrealized loss	(1,688,498)	(1,458,115)

Net unrealized security gain	$23,698,904	$32,097,275

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Micro Cap Growth Fund	$96,517,267	$103,661,010
Micro Cap Value Fund	25,317,169	32,060,176

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2013.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the

23

Notes to Financial Statements (unaudited)(continued)

Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. Effective April 1, 2013, the Funds and the participating funds entered into a short term extension of the Facility through June 30, 2013. As of April 30, 2013, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized any time during the six months ended April 30, 2013. Subsequent to April 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

These factors can affect each Fund’s performance.

24

Notes to Financial Statements (unaudited)(concluded)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Micro Cap Growth Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	11,184	$154,210	80,587	$1,191,934
Reinvestment of distributions	6,466	86,378	125,804	1,593,934
Shares reacquired	(340,584)	(4,611,497)	(343,431)	(4,640,849)

Decrease	(322,934)	$(4,370,909)	(137,040)	$(1,854,981)

Class I Shares

Shares sold	524,587	$7,483,036	230,718	$3,387,709
Reinvestment of distributions	43,734	610,091	1,000,253	13,193,337
Shares reacquired	(621,514)	(10,192,360)	(774,017)	(11,939,629)

Increase (decrease)	(53,193)	$(2,099,233)	456,954	$4,641,417

Micro Cap Value Fund	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	5,950	$170,847	25,487	$648,867
Shares reacquired	(200,825)	(5,280,740)	(21,988)	(539,590)

Increase (decrease)	(194,875)	$(5,109,893)	3,499	$109,277

Class I Shares

Shares sold	238,809	$6,570,621	50,766	$1,269,518
Reinvestment of distributions	2,123	58,968	—	—
Shares reacquired	(264,260)	(7,499,571)	(534,409)	(13,829,269)

Decrease	(23,328)	$(869,982)	(483,643)	$(12,559,751)

12.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities, and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 and ASU 2013-1 will have on the Funds’ financial statement disclosures.

25

Approval of Advisory Contracts

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended September 30, 2012. As to Micro-Cap Value Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for the nine-month, one-year, and ten-year periods and below that of the performance universe for the three-year and five-year periods. As to Micro-Cap Growth Fund, the Board observed that the investment performance of the Class A shares was below the median of the performance universe for the nine-month, one-year, three-year periods and above that of the performance universe for the five-year and ten-year periods.

26

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of each Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the expense ratios were above the medians of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its

27

business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

28

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

29

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust Lord Abbett Micro-Cap Growth Fund Lord Abbett Micro-Cap Value Fund	LAMCVF-3-0413 (06/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2013